UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds® Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 - Class A, Class T, Class B and Class C

Semiannual Report September 30, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Advisor Freedom Income	11	Investment Changes
	12	Investments
	13	Financial Statements
Advisor Freedom 2005	17	Investment Changes
	18	Investments
	19	Financial Statements
Advisor Freedom 2010	23	Investment Changes
	24	Investments
	25	Financial Statements
Advisor Freedom 2015	29	Investment Changes
	30	Investments
	31	Financial Statements
Advisor Freedom 2020	35	Investment Changes
	36	Investments
	37	Financial Statements
Advisor Freedom 2025	41	Investment Changes
	42	Investments
	43	Financial Statements
Advisor Freedom 2030	47	Investment Changes
	48	Investments
	49	Financial Statements
Advisor Freedom 2035	53	Investment Changes
	54	Investments
	55	Financial Statements
Advisor Freedom 2040	59	Investment Changes
	60	Investments
	61	Financial Statements
Notes	65	Notes to the financial statements.
Proxy Voting Results	79
Board Approval of Investment Advisory	80
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifi cally regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initi ated a fee which is returned to the fund and, therefore, to in vestors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to pre vent market timing on foreign securities in our funds. I am confi dent we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or con victed offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred cus tomers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of invest ing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,026.50	$ 1.32**
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32**
Class T
Actual	$ 1,000.00	$ 1,025.30	$ 2.59**
HypotheticalA	$ 1,000.00	$ 1,022.51	$ 2.59**
Class B
Actual	$ 1,000.00	$ 1,023.00	$ 5.12**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Class C
Actual	$ 1,000.00	$ 1,022.90	$ 5.12**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,028.70	$ .05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$ .05**
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,045.60	$ 1.33**
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32**
Class T
Actual	$ 1,000.00	$ 1,043.70	$ 2.61**
HypotheticalA	$ 1,000.00	$ 1,022.51	$ 2.59**
Class B
Actual	$ 1,000.00	$ 1,041.20	$ 5.17**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**

Semiannual Report

4

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Class C
Actual	$ 1,000.00	$ 1,041.20	$ 5.17**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,046.20	$ .05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$ .05**
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,044.40	$ 1.33**
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32**
Class T
Actual	$ 1,000.00	$ 1,043.90	$ 2.61**
HypotheticalA	$ 1,000.00	$ 1,022.51	$ 2.59**
Class B
Actual	$ 1,000.00	$ 1,041.00	$ 5.17**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Class C
Actual	$ 1,000.00	$ 1,041.00	$ 5.17**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,045.70	$ .05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$ .05**
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,053.80	$ 1.34**
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32**
Class T
Actual	$ 1,000.00	$ 1,052.40	$ 2.62**
HypotheticalA	$ 1,000.00	$ 1,022.51	$ 2.59**
Class B
Actual	$ 1,000.00	$ 1,049.60	$ 5.19**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Class C
Actual	$ 1,000.00	$ 1,049.60	$ 5.19**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,055.00	$ .05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$ .05**
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,059.30	$ 1.34**
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32**
Class T
Actual	$ 1,000.00	$ 1,057.90	$ 2.63**
HypotheticalA	$ 1,000.00	$ 1,022.51	$ 2.59**
Class B
Actual	$ 1,000.00	$ 1,055.10	$ 5.20**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Class C
Actual	$ 1,000.00	$ 1,055.30	$ 5.20**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,060.50	$ .05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$ .05**

5 5 Semiannual Report

Shareholder Expense Example continued

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 1,062.70	$ 1.34**
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32**
Class T
Actual	$ 1,000.00	$ 1,060.90	$ 2.63**
HypotheticalA	$ 1,000.00	$ 1,022.51	$ 2.59**
Class B
Actual	$ 1,000.00	$ 1,057.90	$ 5.21**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Class C
Actual	$ 1,000.00	$ 1,057.90	$ 5.21**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,063.70	$ .05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$ .05**
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 1,066.80	$ 1.35**
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32**
Class T
Actual	$ 1,000.00	$ 1,065.50	$ 2.64**
HypotheticalA	$ 1,000.00	$ 1,022.51	$ 2.59**
Class B
Actual	$ 1,000.00	$ 1,063.30	$ 5.22**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Class C
Actual	$ 1,000.00	$ 1,063.30	$ 5.22**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,068.00	$ .05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$ .05**
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 1,067.10	$ 1.35**
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32**
Class T
Actual	$ 1,000.00	$ 1,066.40	$ 2.64**
HypotheticalA	$ 1,000.00	$ 1,022.51	$ 2.59**
Class B
Actual	$ 1,000.00	$ 1,063.00	$ 5.22**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Class C
Actual	$ 1,000.00	$ 1,063.00	$ 5.22**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,068.80	$ .05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$ .05**
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 1,069.00	$ 1.35**
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32**
Class T
Actual	$ 1,000.00	$ 1,067.80	$ 2.64**
HypotheticalA	$ 1,000.00	$ 1,022.51	$ 2.59**

Semiannual Report

6

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Class B
Actual	$ 1,000.00	$ 1,065.60	$ 5.23**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Class C
Actual	$ 1,000.00	$ 1,065.60	$ 5.23**
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,070.90	$ .05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$ .05**

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Advisor Freedom Income
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2005
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2010
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2015
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2020
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2025
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**

7 7 Semiannual Report

Shareholder Expense Example	continued

Annualized
Expense Ratio
Advisor Freedom 2030
Class A		26%**
Class T		51%**
Class B		1.01%**
Class C		1.01%**
Institutional Class		01%**
Advisor Freedom 2035
Class A		26%**
Class T		51%**
Class B		1.01%**
Class C		1.01%**
Institutional Class		01%**
Advisor Freedom 2040
Class A		26%**
Class T		51%**
Class B		1.01%**
Class C		1.01%**
Institutional Class		01%**

** Effective May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contract. Under the amended contracts, the Funds no longer pay management fees. If this had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above (not including the fees and expenses of the underlying funds) would have been as follows:

	Annualized	Expenses
	Expense Ratio	Paid
Advisor Freedom Income
Class A	.25%
Actual		$ 1.27
HypotheticalA		$ 1.27
Class T	.50%
Actual		$ 2.54
HypotheticalA		$ 2.54
Class B	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.06
Class C	1.00%
Actual		$ 5.07
HypotheticalA		$ 5.06
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1.28
HypotheticalA		$ 1.27
Class T	.50%
Actual		$ 2.56
HypotheticalA		$ 2.54
Class B	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.06
Class C	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.06
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00

Semiannual Report

8

	Annualized	Expenses
	Expense Ratio	Paid
Advisor Freedom 2010
Class A	.25%
Actual		$ 1.28
HypotheticalA		$ 1.27
Class T	.50%
Actual		$ 2.56
HypotheticalA		$ 2.54
Class B	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.06
Class C	1.00%
Actual		$ 5.12
HypotheticalA		$ 5.06
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.27
Class T	.50%
Actual		$ 2.57
HypotheticalA		$ 2.54
Class B	1.00%
Actual		$ 5.14
HypotheticalA		$ 5.06
Class C	1.00%
Actual		$ 5.14
HypotheticalA		$ 5.06
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.27
Class T	.50%
Actual		$ 2.58
HypotheticalA		$ 2.54
Class B	1.00%
Actual		$ 5.15
HypotheticalA		$ 5.06
Class C	1.00%
Actual		$ 5.15
HypotheticalA		$ 5.06
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1.29
HypotheticalA		$ 1.27
Class T	.50%
Actual		$ 2.58
HypotheticalA		$ 2.54
Class B	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.06

9 9 Semiannual Report

Shareholder Expense Example continued

	Annualized	Expenses
	Expense Ratio	Paid
Class C	1.00%
Actual		$ 5.16
HypotheticalA		$ 5.06
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1.30
HypotheticalA		$ 1.27
Class T	.50%
Actual		$ 2.59
HypotheticalA		$ 2.54
Class B	1.00%
Actual		$ 5.17
HypotheticalA		$ 5.06
Class C	1.00%
Actual		$ 5.17
HypotheticalA		$ 5.06
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1.30
HypotheticalA		$ 1.27
Class T	.50%
Actual		$ 2.59
HypotheticalA		$ 2.54
Class B	1.00%
Actual		$ 5.17
HypotheticalA		$ 5.06
Class C	1.00%
Actual		$ 5.17
HypotheticalA		$ 5.06
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1.30
HypotheticalA		$ 1.27
Class T	.50%
Actual		$ 2.59
HypotheticalA		$ 2.54
Class B	1.00%
Actual		$ 5.18
HypotheticalA		$ 5.06
Class C	1.00%
Actual		$ 5.18
HypotheticalA		$ 5.06
Institutional Class	.00%
Actual		$ .00
HypotheticalA		$ .00

A 5% return per year before expenses

Semiannual Report

10

Fidelity Advisor Freedom Income Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	4.0	3.9
Fidelity Advisor Equity Growth Fund
Institutional Class	2.0	1.9
Fidelity Advisor Equity Income Fund
Institutional Class	4.0	4.3
Fidelity Advisor Growth & Income
Fund Institutional Class	4.0	4.0
Fidelity Advisor Large Cap Fund
Institutional Class	4.0	3.9
Fidelity Advisor Mid Cap Fund
Institutional Class	1.3	1.3
Fidelity Advisor Small Cap Fund
Institutional Class	1.3	1.4
	20.6	20.7
High Yield Fixed Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional Class	0.6	0.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional Class	19.0	20.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	19.5	19.9
	38.5	39.9
Short Term Funds
Fidelity Advisor Short Fixed Income
Fund Institutional Class	20.1	15.7
Fidelity Cash Reserves Fund	20.2	23.7
	40.3	39.4
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

11 Semiannual Report

Fidelity Advisor Freedom Income Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 20.6%
	Shares	Value (Note 1)
Domestic Equity Funds 20.6%
Fidelity Advisor Dividend Growth Fund
Institutional Class	218,004	$ 2,594,247
Fidelity Advisor Equity Growth Fund
Institutional Class	27,180	1,338,082
Fidelity Advisor Equity Income Fund
Institutional Class	87,780	2,603,568
Fidelity Advisor Growth & Income Fund
Institutional Class	148,632	2,605,526
Fidelity Advisor Large Cap Fund
Institutional Class	159,547	2,573,489
Fidelity Advisor Mid Cap Fund
Institutional Class	30,507	827,338
Fidelity Advisor Small Cap Fund
Institutional Class	29,821	826,049
TOTAL EQUITY FUNDS
(Cost $11,905,012)		13,368,299

Fixed Income Funds 39.1%

High Yield Fixed-Income Funds – 0.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	39,501	376,046
Investment Grade Fixed Income Funds 38.5%
Fidelity Advisor Government Investment
Fund Institutional Class	1,239,052	12,353,351
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,156,325	12,696,444

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		25,049,795

TOTAL FIXED-INCOME FUNDS
(Cost $25,751,351)		25,425,841

Short Term Funds 40.3%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	1,382,925	13,040,986
Fidelity Cash Reserves Fund	13,105,853	13,105,853
TOTAL SHORT TERM FUNDS
(Cost $26,292,844)		26,146,839
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $63,949,207)		$ 64,940,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $63,949,207) — See accompanying schedule		$64,940,979
Receivable for investments sold		12,642
Receivable for fund shares sold		445,333
Total assets		65,398,954

Liabilities
Payable for investments purchased	$408,828
Payable for fund shares redeemed	49,682
Distribution fees payable	31,749
Total liabilities		490,259

Net Assets		$64,908,695
Net Assets consist of:
Paid in capital		$63,807,450
Undistributed net investment income		135,953
Accumulated undistributed net realized gain (loss) on investments		(26,480)
Net unrealized appreciation (depreciation) on investments		991,772
Net Assets		$64,908,695
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,998,425 ÷ 1,341,518 shares)		$10.43
Maximum offering price per share (100/94.25 of $10.43)		$11.07
Class T:
Net Asset Value and redemption price per share ($30,850,022 ÷ 2,958,119 shares)		$10.43
Maximum offering price per share (100/96.50 of $10.43)		$10.81
Class B:
Net Asset Value and offering price per share ($4,793,596 ÷ 460,253 shares)A		$10.42
Class C:
Net Asset Value and offering price per share ($14,397,276 ÷ 1,382,643 shares)A		$10.41
Institutional Class:
Net Asset Value, offering price and redemption price per share ($869,376 ÷ 83,222 shares)		$10.45
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$821,539

Expenses
Management fee	$4,883
Distribution fees	185,684
Independent trustees’ compensation	137
Total expenses before reductions	190,704
Expense reductions	(1,126)	189,578

Net investment income (loss)		631,961
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(6,248)
Change in net unrealized appreciation (depreciation) on underlying funds		886,979
Net gain (loss)		880,731
Net increase (decrease) in net assets resulting from operations		$1,512,692

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets
	Six months ended		Year ended
	September 30, 2005		March 31,
	(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 631,961	$ 739,057
Net realized gain (loss)		(6,248)	181,655
Change in net unrealized appreciation (depreciation)		886,979	(460,298)
Net increase (decrease) in net assets resulting from operations		1,512,692	460,414
Distributions to shareholders from net investment income		(531,851)	(704,650)
Distributions to shareholders from net realized gain		(201,782)	(34,829)
Total distributions		(733,633)	(739,479)
Share transactions - net increase (decrease)		5,819,726	25,789,420
Total increase (decrease) in net assets		6,598,785	25,510,355

Net Assets
Beginning of period		58,309,910	32,799,555
End of period (including undistributed net investment income of $135,953 and undistributed net investment income
of $86,109, respectively)		$ 64,908,695	$ 58,309,910

Financial Highlights Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$ 10.30	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)E	12	.20	.13
Net realized and unrealized gain (loss)	15	(.10)	.36
Total from investment operations	27	.10	.49
Distributions from net investment income	(.11)	(.19)	(.09)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.14)I	(.20)	(.09)
Net asset value, end of period	$ 10.43	$ 10.30	$ 10.40
Total ReturnB,C,D	2.65%	.99%	4.95%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	27%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	2.39%A	1.96%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,998	$ 10,120	$ 5,009
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.
I Total distributions of $.141 per share is comprised of distributions from net investment income of $.106 per share and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	14

Financial Highlights Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$ 10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss)E	11	.18	.11
Net realized and unrealized gain (loss)	15	(.10)	.37
Total from investment operations	(.09)	.08	.48
Distributions from net investment income	(.04)	(.16)	(.09)
Distributions from net realized gain	(.13)	(.01)	—
Total distributions	$ 10.43	(.17)	(.09)
Net asset value, end of period	2.53%	$ 10.30	$ 10.39
Total ReturnB,C,D	52%A	.79%	4.78%
Ratios to Average Net AssetsG,H	51%A
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	2.14%A	.58%	.58%A
Expenses net of all reductions	$ 30,850	.58%	.58%A
Net investment income (loss)		1.71%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)		$ 29,013	$ 14,535
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.

Financial Highlights Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$ 10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss)E	09	.12	.07
Net realized and unrealized gain (loss)	15	(.10)	.37
Total from investment operations	24	.02	.44
Distributions from net investment income	(.07)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.11)	(.11)	(.06)
Net asset value, end of period	$ 10.42	$ 10.29	$ 10.38
Total ReturnB,C,D	2.30%	.23%	4.45%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	1.02%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.64%A	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,794	$ 4,454	$ 3,649
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$ 10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	09	.12	.07
Net realized and unrealized gain (loss)	14	(.09)	.37
Total from investment operations	23	.03	.44
Distributions from net investment income	(.07)	(.11)	(.07)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.10)I	(.12)	(.07)
Net asset value, end of period	$ 10.41	$ 10.28	$ 10.37
Total ReturnB,C,D	2.29%	.24%	4.39%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	1.02%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.64%A	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,397	$ 14,097	$ 9,248
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.
I Total distributions of $.104 per share is comprised of distributions from net investment income of $.069 per share and distributions from net realized gain of $.035 per share.

Financial Highlights Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$ 10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss)D	14	.23	.14
Net realized and unrealized gain (loss)	15	(.11)	.37
Total from investment operations	29	.12	.51
Distributions from net investment income	(.12)	(.21)	(.10)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.15)G	(.22)	(.10)
Net asset value, end of period	$ 10.45	$ 10.31	$ 10.41
Total ReturnB,C	2.87%	1.21%	5.16%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	02%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	2.64%A	2.21%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 869	$ 626	$ 359
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Total distributions of $.154 per share is comprised of distributions from net investment income of $.119 per share and distributions from net realized gain of $.035 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	16

Fidelity Advisor Freedom 2005 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	7.9	7.6
Fidelity Advisor Equity Growth Fund
Institutional Class	4.1	3.9
Fidelity Advisor Equity Income Fund
Institutional Class	8.0	8.1
Fidelity Advisor Growth & Income
Fund Institutional Class	7.9	7.8
Fidelity Advisor Large Cap Fund
Institutional Class	7.8	7.7
Fidelity Advisor Mid Cap Fund
Institutional Class	2.5	2.5
Fidelity Advisor Small Cap Fund
Institutional Class	2.5	2.6
	40.7	40.2
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional Class	2.6	2.7
Fidelity Advisor Overseas Fund
Institutional Class	2.5	2.7
	5.1	5.4
High Yield Fixed Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional Class	5.0	5.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional Class	18.8	19.7
Fidelity Advisor Intermediate Bond
Fund Institutional Class	18.5	19.6
	37.3	39.3
Short Term Funds
Fidelity Advisor Short Fixed Income
Fund Institutional Class	5.9	3.9
Fidelity Cash Reserves Fund	6.0	5.9
	11.9	9.8
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

17 Semiannual Report

Fidelity Advisor Freedom 2005 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 45.8%
	Shares	Value (Note 1)
Domestic Equity Funds 40.7%
Fidelity Advisor Dividend Growth Fund
Institutional Class	216,190	$ 2,572,661
Fidelity Advisor Equity Growth Fund
Institutional Class	27,293	1,343,659
Fidelity Advisor Equity Income Fund
Institutional Class	87,526	2,596,028
Fidelity Advisor Growth & Income Fund
Institutional Class	145,780	2,555,527
Fidelity Advisor Large Cap Fund
Institutional Class	155,884	2,514,412
Fidelity Advisor Mid Cap Fund
Institutional Class	29,877	810,271
Fidelity Advisor Small Cap Fund
Institutional Class	28,904	800,639

TOTAL DOMESTIC EQUITY FUNDS		13,193,197
International Equity Funds 5.1%
Fidelity Advisor Diversified International
Fund Institutional Class	38,896	824,986
Fidelity Advisor Overseas Fund
Institutional Class	42,592	813,079

TOTAL INTERNATIONAL EQUITY FUNDS		1,638,065

TOTAL EQUITY FUNDS
(Cost $13,457,405)		14,831,262

Fixed Income Funds 42.3%

High Yield Fixed-Income Funds – 5.0%
Fidelity Advisor High Income Advantage
Fund Institutional Class	171,597	1,633,605
Investment Grade Fixed Income Funds 37.3%
Fidelity Advisor Government Investment
Fund Institutional Class	610,416	6,085,843
Fidelity Advisor Intermediate Bond Fund
Institutional Class	546,276	5,998,109

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		12,083,952

TOTAL FIXED-INCOME FUNDS
(Cost $13,764,273)		13,717,557

Short Term Funds 11.9%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	203,642	1,920,341
Fidelity Cash Reserves Fund	1,928,370	1,928,370
TOTAL SHORT TERM FUNDS
(Cost $3,866,287)		3,848,711
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $31,087,965)		$ 32,397,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $31,087,965) — See accompanying schedule		$32,397,530
Cash		9
Receivable for investments sold		2,700
Receivable for fund shares sold		20,479
Total assets		32,420,718

Liabilities
Payable for investments purchased	$15,533
Payable for fund shares redeemed	7,308
Distribution fees payable	14,626
Total liabilities		37,467

Net Assets		$32,383,251
Net Assets consist of:
Paid in capital		$30,816,659
Undistributed net investment income		236,112
Accumulated undistributed net realized gain (loss) on investments		20,915
Net unrealized appreciation (depreciation) on investments		1,309,565
Net Assets		$32,383,251
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,676,131 ÷ 970,701 shares)		$11.00
Maximum offering price per share (100/94.25 of $11.00)		$11.67
Class T:
Net Asset Value and redemption price per share ($10,968,933 ÷ 999,582 shares)		$10.97
Maximum offering price per share (100/96.50 of $10.97)		$11.37
Class B:
Net Asset Value and offering price per share ($3,330,226 ÷ 304,618 shares)A		$10.93
Class C:
Net Asset Value and offering price per share ($6,265,579 ÷ 573,331 shares)A		$10.93
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,142,382 ÷ 103,564 shares)		$11.03
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$318,158
Interest		5
Total income		318,163

Expenses
Management fee	$1,981
Distribution fees	86,459
Independent trustees’ compensation	65
Total expenses before reductions	88,505
Expense reductions	(455)	88,050

Net investment income (loss)		230,113
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		38,347
Change in net unrealized appreciation (depreciation) on underlying funds		1,117,633
Net gain (loss)		1,155,980
Net increase (decrease) in net assets resulting from operations		$1,386,093

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		September 30, 2005	March 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 230,113	$ 266,970
Net realized gain (loss)		38,347	66,761
Change in net unrealized appreciation (depreciation)		1,117,633	131,084
Net increase (decrease) in net assets resulting from operations		1,386,093	464,815
Distributions to shareholders from net investment income		(39,882)	(231,296)
Distributions to shareholders from net realized gain		(84,144)	(3,243)
Total distributions		(124,026)	(234,539)
Share transactions - net increase (decrease)		8,120,918	16,679,243
Total increase (decrease) in net assets		9,382,985	16,909,519

Net Assets
Beginning of period		23,000,266	6,090,747
End of period (including undistributed net investment income of $236,112 and undistributed net investment income
of $66,592, respectively)		$ 32,383,251	$ 23,000,266

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$ 10.57	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10	.22	.09
Net realized and unrealized gain (loss)	38	.03	.46
Total from investment operations	48	.25	.55
Distributions from net investment income	(.02)	(.17)	(.06)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.05)	(.17)	(.06)
Net asset value, end of period	$ 11.00	$ 10.57	$ 10.49
Total ReturnB,C,D	4.56%	2.38%	5.52%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	1.84%A	2.13%	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,676	$ 5,970	$ 1,386
Portfolio turnover rate	51%A	24%	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	20

Financial Highlights Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E		09.20	.08
Net realized and unrealized gain (loss)		37.03	.46
Total from investment operations		46.23	.54
Distributions from net investment income	(.02)	(.14)	(.06)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.05)	(.15)I	(.06)
Net asset value, end of period	$10.97	$ 10.56	$ 10.48
Total ReturnB,C,D	4.37%	2.17%	5.36%
Ratios to Average Net AssetsG,J
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	1.59%A	1.88%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$10,969	$ 7,977	$ 2,031
Portfolio turnover rate	51%A	24%	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 per share and distributions from net realized gain of $.004 per share.
J Amounts do not include the activity of the underlying funds.

Financial Highlights Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E		06.14	.06
Net realized and unrealized gain (loss)		37.03	.46
Total from investment operations		43.17	.52
Distributions from net investment income	—H	(.11)	(.05)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.03)	(.11)	(.05)
Net asset value, end of period	$10.93	$ 10.53	$ 10.47
Total ReturnB,C,D	4.12%	1.64%	5.21%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.09%A	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,330	$ 2,747	$ 1,203
Portfolio turnover rate	51%A	24%	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E		06.14	.06
Net realized and unrealized gain (loss)		37.04	.46
Total from investment operations		43.18	.52
Distributions from net investment income	—H	(.12)	(.05)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.03)	(.12)	(.05)
Net asset value, end of period	$10.93	$ 10.53	$ 10.47
Total ReturnB,C,D	4.12%	1.74%	5.21%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.09%A	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$6,266	$ 5,655	$ 1,073
Portfolio turnover rate	51%A	24%	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D		11.25	.10
Net realized and unrealized gain (loss)		38.04	.45
Total from investment operations		49.29	.55
Distributions from net investment income	(.03)	(.18)	(.06)
Distributions from net realized gain	(.03)	—G	—
Total distributions	(.06)	(.18)	(.06)
Net asset value, end of period	$11.03	$ 10.60	$ 10.49
Total ReturnB,C	4.62%	2.79%	5.52%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	2.09%A	2.38%	2.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,142	$ 651	$ 397
Portfolio turnover rate	51%A	24%	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 6, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	22

Fidelity Advisor Freedom 2010 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	8.1	7.7
Fidelity Advisor Equity Growth Fund
Institutional Class	4.2	3.9
Fidelity Advisor Equity Income Fund
Institutional Class	8.1	8.2
Fidelity Advisor Growth & Income
Fund Institutional Class	7.9	7.8
Fidelity Advisor Large Cap Fund
Institutional Class	7.9	7.8
Fidelity Advisor Mid Cap Fund
Institutional Class	2.5	2.5
Fidelity Advisor Small Cap Fund
Institutional Class	2.5	2.6
	41.2	40.5
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	2.7	2.8
Fidelity Advisor Overseas Fund
Institutional Class	2.6	2.7
	5.3	5.5
High Yield Fixed Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional Class	5.1	5.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional Class	19.6	19.6
Fidelity Advisor Intermediate Bond
Fund Institutional Class	19.5	19.6
	39.1	39.2
Short Term Funds
Fidelity Advisor Short Fixed Income
Fund Institutional Class	4.6	3.8
Fidelity Cash Reserves Fund	4.7	5.7
	9.3	9.5
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

23 Semiannual Report

Fidelity Advisor Freedom 2010 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 46.5%
	Shares	Value (Note 1)
Domestic Equity Funds 41.2%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,015,308	$ 23,982,162
Fidelity Advisor Equity Growth Fund
Institutional Class	251,646	12,388,529
Fidelity Advisor Equity Income Fund
Institutional Class	806,965	23,934,568
Fidelity Advisor Growth & Income Fund
Institutional Class	1,326,893	23,260,441
Fidelity Advisor Large Cap Fund
Institutional Class	1,433,606	23,124,061
Fidelity Advisor Mid Cap Fund
Institutional Class	275,603	7,474,351
Fidelity Advisor Small Cap Fund
Institutional Class	262,998	7,285,035

TOTAL DOMESTIC EQUITY FUNDS		121,449,147
International Equity Funds 5.3%
Fidelity Advisor Diversified International
Fund Institutional Class	365,868	7,760,068
Fidelity Advisor Overseas Fund
Institutional Class	404,152	7,715,255

TOTAL INTERNATIONAL EQUITY FUNDS		15,475,323

TOTAL EQUITY FUNDS
(Cost $123,940,099)		136,924,470

Fixed Income Funds 44.2%

High Yield Fixed-Income Funds – 5.1%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,561,525	14,865,723
Investment Grade Fixed Income Funds 39.1%
Fidelity Advisor Government Investment
Fund Institutional Class	5,781,918	57,645,726
Fidelity Advisor Intermediate Bond Fund
Institutional Class	5,249,932	57,644,258

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		115,289,984

TOTAL FIXED-INCOME FUNDS
(Cost $131,347,425)		130,155,707

Short Term Funds 9.3%

Fidelity Advisor Short Fixed Income
Fund Institutional Class	1,458,556	13,754,182
Fidelity Cash Reserves Fund	13,816,566	13,816,566
TOTAL SHORT TERM FUNDS
(Cost $27,719,801)		27,570,748
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $283,007,325)	$ 294,650,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $283,007,325) — See accompanying schedule		$294,650,925
Receivable for fund shares sold		1,450,086
Total assets		296,101,011

Liabilities
Payable for investments purchased	$ 1,023,730
Payable for fund shares redeemed	352,157
Distribution fees payable	121,981
Total liabilities		1,497,868

Net Assets		$294,603,143
Net Assets consist of:
Paid in capital		$280,946,637
Undistributed net investment income		2,063,948
Accumulated undistributed net realized gain (loss) on investments		(51,042)
Net unrealized appreciation (depreciation) on investments		11,643,600
Net Assets		$294,603,143
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($105,338,930 ÷ 9,223,064 shares)		$11.42
Maximum offering price per share (100/94.25 of $11.42)		$12.12
Class T:
Net Asset Value and redemption price per share ($116,798,462 ÷ 10,264,969 shares)		$11.38
Maximum offering price per share (100/96.50 of $11.38)		$11.79
Class B:
Net Asset Value and offering price per share ($30,555,458 ÷ 2,697,081 shares)A		$11.33
Class C:
Net Asset Value and offering price per share ($32,808,797 ÷ 2,899,255 shares)A		$11.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($9,101,496 ÷ 794,574 shares)		$11.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$2,747,302

Expenses
Management fee	$19,560
Distribution fees	675,688
Independent trustees’ compensation	566
Total expenses before reductions	695,814
Expense reductions	(4,541)	691,273

Net investment income (loss)		2,056,029
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(23)
Change in net unrealized appreciation (depreciation) on underlying funds		9,291,262
Net gain (loss)		9,291,239
Net increase (decrease) in net assets resulting from operations		$11,347,268

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		September 30, 2005	March 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$2,056,029	$2,856,146
Net realized gain (loss)		(23)	949,461
Change in net unrealized appreciation (depreciation)		9,291,262	417,464
Net increase (decrease) in net assets resulting from operations		11,347,268	4,223,071
Distributions to shareholders from net investment income		(505,862)	(2,579,243)
Distributions to shareholders from net realized gain		(997,813)	(20,201)
Total distributions		(1,503,675)	(2,599,444)
Share transactions - net increase (decrease)		55,697,542	136,717,726
Total increase (decrease) in net assets		65,541,135	138,341,353

Net Assets
Beginning of period		229,062,008	90,720,655
End of period (including undistributed net investment income of $2,063,948 and undistributed net investment
income of $718,326, respectively)		$ 294,603,143	$ 229,062,008

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.01	$10.92	$10.00
Income from Investment Operations
Net investment income (loss)E	10	.23	.16
Net realized and unrealized gain (loss)	39	.04	.83
Total from investment operations	49	.27	.99
Distributions from net investment income	(.03)	(.18)	(.07)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.08)	(.18)	(.07)
Net asset value, end of period	$11.42	$11.01	$10.92
Total ReturnB,C,D	4.44%	2.48%	9.92%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	27%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	1.83%A	2.10%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$105,339	$74,013	$32,615
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	26

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E		09.20	.14
Net realized and unrealized gain (loss)		39.04	.83
Total from investment operations		48.24	.97
Distributions from net investment income	(.02)	(.17)	(.07)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.07)	(.17)	(.07)
Net asset value, end of period	$11.38	$ 10.97	$ 10.90
Total ReturnB,C,D	4.39%	2.18%	9.72%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	1.58%A	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,798	$ 94,744	$ 29,964
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E		06.15	.10
Net realized and unrealized gain (loss)		39.04	.83
Total from investment operations		45.19	.93
Distributions from net investment income	(.01)	(.12)	(.06)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.06)	(.12)	(.06)
Net asset value, end of period	$11.33	$ 10.94	$ 10.87
Total ReturnB,C,D	4.10%	1.72%	9.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.02%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.08%A	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$30,555	$ 27,098	$ 14,897
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E		06.15	.10
Net realized and unrealized gain (loss)		39.04	.83
Total from investment operations		45.19	.93
Distributions from net investment income	(.01)	(.13)	(.06)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.06)	(.13)	(.06)
Net asset value, end of period	$11.32	$ 10.93	$ 10.87
Total ReturnB,C,D	4.10%	1.72%	9.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.08%A	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$32,809	$ 27,668	$ 11,552
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D		12.26	.17
Net realized and unrealized gain (loss)		38.05	.83
Total from investment operations		50.31	1.00
Distributions from net investment income	(.04)	(.20)	(.07)
Distributions from net realized gain	(.05)	—G	—
Total distributions	(.08)J	(.21)H	(.07)
Net asset value, end of period	$11.45	$ 11.03	$ 10.93
Total ReturnB,C	4.57%	2.80%	10.02%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	02%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	2.08%A	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$9,101	$ 5,538	$ 1,691
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Total distribution of $.206 per share is comprised of distributions from net investment income of $.204 per share and distributions from net realized gain of $.002 per share.
I Amounts do not include the activity of the underlying funds.
J Total distribution of $.08 per share is comprised of distributions from net investment income of $.035 per share and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	28

Fidelity Advisor Freedom 2015 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	10.1	9.6
Fidelity Advisor Equity Growth
Fund Institutional Class	5.2	4.9
Fidelity Advisor Equity Income
Fund Institutional Class	10.0	10.2
Fidelity Advisor Growth & Income
Fund Institutional Class	9.9	9.9
Fidelity Advisor Large Cap Fund
Institutional Class	9.8	9.8
Fidelity Advisor Mid Cap Fund
Institutional Class	3.2	3.1
Fidelity Advisor Small Cap Fund
Institutional Class	3.1	3.2
	51.3	50.7
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	4.3	4.1
Fidelity Advisor Overseas Fund
Institutional Class	4.3	4.0
	8.6	8.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	6.7	6.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	15.0	15.1
Fidelity Advisor Intermediate Bond
Fund Institutional Class	14.9	15.0
	29.9	30.1
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	1.6	1.8
Fidelity Cash Reserves Fund	1.9	2.7
	3.5	4.5
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

29 Semiannual Report

Fidelity Advisor Freedom 2015 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 59.9%
	Shares	Value (Note 1)
Domestic Equity Funds 51.3%
Fidelity Advisor Dividend Growth Fund
Institutional Class	1,959,483	$ 23,317,852
Fidelity Advisor Equity Growth Fund
Institutional Class	245,008	12,061,765
Fidelity Advisor Equity Income Fund
Institutional Class	784,684	23,273,734
Fidelity Advisor Growth & Income Fund
Institutional Class	1,312,648	23,010,728
Fidelity Advisor Large Cap Fund
Institutional Class	1,414,413	22,814,488
Fidelity Advisor Mid Cap Fund
Institutional Class	268,782	7,289,363
Fidelity Advisor Small Cap Fund
Institutional Class	255,223	7,069,687

TOTAL DOMESTIC EQUITY FUNDS		118,837,617
International Equity Funds 8.6%
Fidelity Advisor Diversified International
Fund Institutional Class	470,028	9,969,284
Fidelity Advisor Overseas Fund
Institutional Class	519,776	9,922,528

TOTAL INTERNATIONAL EQUITY FUNDS		19,891,812

TOTAL EQUITY FUNDS
(Cost $127,888,372)		138,729,429

Fixed Income Funds 36.6%

High Yield Fixed-Income Funds – 6.7%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,620,533	15,427,474
Investment Grade Fixed Income Funds 29.9%
Fidelity Advisor Government Investment
Fund Institutional Class	3,480,289	34,698,479
Fidelity Advisor Intermediate Bond Fund
Institutional Class	3,159,735	34,693,895

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		69,392,374

TOTAL FIXED-INCOME FUNDS
(Cost $85,334,229)		84,819,848

Short Term Funds 3.5%

Fidelity Advisor Short Fixed Income
Fund Institutional Class	401,769	3,788,683
Fidelity Cash Reserves Fund	4,424,852	4,424,852
TOTAL SHORT TERM FUNDS
(Cost $8,251,004)		8,213,535
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $221,473,605)	$ 231,762,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $221,473,605) — See accompanying schedule		$231,762,812
Cash		47
Receivable for investments sold		266
Receivable for fund shares sold		1,059,501
Total assets		232,822,626

Liabilities
Payable for investments purchased	$913,594
Payable for fund shares redeemed	62,458
Distribution fees payable	93,491
Total liabilities		1,069,543

Net Assets		$231,753,083
Net Assets consist of:
Paid in capital		$220,340,814
Undistributed net investment income		1,202,317
Accumulated undistributed net realized gain (loss) on investments		(79,255)
Net unrealized appreciation (depreciation) on investments		10,289,207
Net Assets		$231,753,083
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($76,304,814 ÷ 6,756,918 shares)		$11.29
Maximum offering price per share (100/94.25 of $11.29)		$11.98
Class T:
Net Asset Value and redemption price per share ($87,192,677 ÷ 7,739,030 shares)		$11.27
Maximum offering price per share (100/96.50 of $11.27)		$11.68
Class B:
Net Asset Value and offering price per share ($26,505,015 ÷ 2,362,547 shares)A		$11.22
Class C:
Net Asset Value and offering price per share ($26,156,286 ÷ 2,331,133 shares)A		$11.22
Institutional Class:
Net Asset Value, offering price and redemption price per share ($15,594,291 ÷ 1,375,262 shares)		$11.34
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$1,666,690
Interest		157
Total income		1,666,847

Expenses
Management fee	$13,329
Distribution fees	486,505
Independent trustees’ compensation	404
Total expenses before reductions	500,238
Expense reductions	(3,160)	497,078

Net investment income (loss)		1,169,769
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(9,313)
Change in net unrealized appreciation (depreciation) on underlying funds		9,127,417
Net gain (loss)		9,118,104
Net increase (decrease) in net assets resulting from operations		$10,287,873

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended		Year ended
		September 30, 2005		March 31,
		(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$1,169,769	$	1,395,893
Net realized gain (loss)		(9,313)		568,476
Change in net unrealized appreciation (depreciation)		9,127,417		992,415
Net increase (decrease) in net assets resulting from operations		10,287,873		2,956,784
Distributions to shareholders from net investment income		(168,244)		(1,216,011)
Distributions to shareholders from net realized gain		(637,230)		(6,537)
Total distributions		(805,474)		(1,222,548)
Share transactions - net increase (decrease)		70,697,200		131,894,217
Total increase (decrease) in net assets		80,179,599		133,628,453

Net Assets
Beginning of period		151,573,484		17,945,031
End of period (including undistributed net investment income of $1,202,317 and undistributed net investment
income of $318,954, respectively)		$ 231,753,083		$151,573,484

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005		2004F
Net asset value, beginning of period	$10.77	$10.57		$10.00
Income from Investment Operations
Net investment income (loss)E	08	.21		.07
Net realized and unrealized gain (loss)	50	.13		.56
Total from investment operations	58	.34		.63
Distributions from net investment income	(.02)	(.14)		(.06)
Distributions from net realized gain	(.04)	—H		—
Total distributions	(.06)	(.14)		(.06)
Net asset value, end of period	$11.29	$10.77		$10.57
Total ReturnB,C,D	5.38%	3.22%		6.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%		.35%A
Expenses net of voluntary waivers, if any	26%A	.33%		.33%A
Expenses net of all reductions	26%A	.33%		.33%A
Net investment income (loss)	1.46%A	2.02%		1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$76,305	$45,028		$4,773
Portfolio turnover rate	2%A	3%		5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to Marach 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	32

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E		07.19	.06
Net realized and unrealized gain (loss)		49.13	.57
Total from investment operations		56.32	.63
Distributions from net investment income	(.01)	(.13)	(.06)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.05)	(.13)	(.06)
Net asset value, end of period	$11.27	$ 10.76	$ 10.57
Total ReturnB,C,D	5.24%	3.01%	6.27%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	1.21%A	1.77%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$87,193	$ 55,945	$ 5,038
Portfolio turnover rate	2%A	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E		04.13	.04
Net realized and unrealized gain (loss)		49.13	.58
Total from investment operations		53.26	.62
Distributions from net investment income	—	(.09)	(.06)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.04)	(.09)	(.06)
Net asset value, end of period	$11.22	$ 10.73	$ 10.56
Total ReturnB,C,D	4.96%	2.49%	6.17%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	71%A	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$26,505	$ 18,813	$ 4,259
Portfolio turnover rate	2%A	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E		04.13	.04
Net realized and unrealized gain (loss)		49.13	.57
Total from investment operations		53.26	.61
Distributions from net investment income	—	(.09)	(.05)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.04)	(.09)	(.05)
Net asset value, end of period	$11.22	$ 10.73	$ 10.56
Total ReturnB,C,D	4.96%	2.47%	6.12%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	71%A	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$26,156	$ 18,926	$ 3,593
Portfolio turnover rate	2%A	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D		09.24	.09
Net realized and unrealized gain (loss)		50.13	.56
Total from investment operations		59.37	.65
Distributions from net investment income	(.02)	(.15)	(.06)
Distributions from net realized gain	(.04)	—G	—
Total distributions	(.06)	(.15)	(.06)
Net asset value, end of period	$11.34	$ 10.81	$ 10.59
Total ReturnB,C	5.50%	3.52%	6.52%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	1.71%A	2.27%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$15,594	$ 12,861	$ 282
Portfolio turnover rate	2%A	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 6, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	34

Fidelity Advisor Freedom 2020 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	11.7	11.3
Fidelity Advisor Equity Growth
Fund Institutional Class	6.0	5.7
Fidelity Advisor Equity Income
Fund Institutional Class	11.7	12.1
Fidelity Advisor Growth & Income
Fund Institutional Class	11.6	11.6
Fidelity Advisor Large Cap Fund
Institutional Class	11.5	11.4
Fidelity Advisor Mid Cap Fund
Institutional Class	3.6	3.7
Fidelity Advisor Small Cap Fund
Institutional Class	3.6	3.8
	59.7	59.6
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	5.1	5.5
Fidelity Advisor Overseas Fund
Institutional Class	5.0	5.2
	10.1	10.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.4	7.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	11.3	10.9
Fidelity Advisor Intermediate Bond
Fund Institutional Class	11.4	10.9
	22.7	21.8
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	0.0	0.0
Fidelity Cash Reserves Fund	0.1	0.1
	0.1	0.1
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.
35 Semiannual Report

Fidelity Advisor Freedom 2020 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 69.8%
	Shares	Value (Note 1)
Domestic Equity Funds 59.7%
Fidelity Advisor Dividend Growth Fund
Institutional Class	5,362,112	$ 63,809,137
Fidelity Advisor Equity Growth Fund
Institutional Class	669,055	32,937,562
Fidelity Advisor Equity Income Fund
Institutional Class	2,147,111	63,683,303
Fidelity Advisor Growth & Income Fund
Institutional Class	3,617,811	63,420,221
Fidelity Advisor Large Cap Fund
Institutional Class	3,894,829	62,823,591
Fidelity Advisor Mid Cap Fund
Institutional Class	732,859	19,875,130
Fidelity Advisor Small Cap Fund
Institutional Class	702,474	19,458,527

TOTAL DOMESTIC EQUITY FUNDS		326,007,471
International Equity Funds 10.1%
Fidelity Advisor Diversified International
Fund Institutional Class	1,307,096	27,723,513
Fidelity Advisor Overseas Fund
Institutional Class	1,436,002	27,413,279

TOTAL INTERNATIONAL EQUITY FUNDS		55,136,792

TOTAL EQUITY FUNDS
(Cost $344,349,129)		381,144,263

Fixed Income Funds 30.1%

High Yield Fixed-Income Funds – 7.4%
Fidelity Advisor High Income Advantage
Fund Institutional Class	4,241,384	40,377,978
Investment Grade Fixed Income Funds 22.7%
Fidelity Advisor Government Investment
Fund Institutional Class	6,200,825	61,822,225
Fidelity Advisor Intermediate Bond Fund
Institutional Class	5,633,336	61,854,024

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		123,676,249

TOTAL FIXED-INCOME FUNDS
(Cost $164,718,191)		164,054,227

Short Term Funds 0.1%

Fidelity Advisor Short Fixed Income
Fund Institutional Class	22,585	212,975
Fidelity Cash Reserves Fund	245,620	245,620
TOTAL SHORT TERM FUNDS
(Cost $460,154)		458,595
TOTAL INVESTMENT IN SECURITIES	100%
(Cost $509,527,474)	$ 545,657,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $509,527,474) — See accompanying schedule		$545,657,085
Receivable for investments sold		105,028
Receivable for fund shares sold		2,221,051
Total assets		547,983,164

Liabilities
Payable to custodian bank	$1
Payable for investments purchased	1,222,364
Payable for fund shares redeemed	1,103,796
Distribution fees payable	222,829
Total liabilities		2,548,990

Net Assets		$545,434,174
Net Assets consist of:
Paid in capital		$507,392,531
Undistributed net investment income		2,079,524
Accumulated undistributed net realized gain (loss) on investments		(167,492)
Net unrealized appreciation (depreciation) on investments		36,129,611
Net Assets		$545,434,174
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,558,040 ÷ 15,614,284 shares)		$12.14
Maximum offering price per share (100/94.25 of $12.14)		$12.88
Class T:
Net Asset Value and redemption price per share ($229,994,684 ÷ 18,974,720 shares)		$12.12
Maximum offering price per share (100/96.50 of $12.12)		$12.56
Class B:
Net Asset Value and offering price per share ($60,285,107 ÷ 4,996,951 shares)A		$12.06
Class C:
Net Asset Value and offering price per share ($50,068,979 ÷ 4,152,228 shares)A		$12.06
Institutional Class:
Net Asset Value, offering price and redemption price per share ($15,527,364 ÷ 1,273,704 shares)		$12.19
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$3,399,543

Expenses
Management fee	$34,940
Distribution fees	1,207,129
Independent trustees’ compensation	1,022
Total expenses before reductions	1,243,091
Expense reductions	(8,256)	1,234,835

Net investment income (loss)		2,164,708
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(74,632)
Change in net unrealized appreciation (depreciation) on underlying funds		25,688,305
Net gain (loss)		25,613,673
Net increase (decrease) in net assets resulting from operations		$27,778,381

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		September 30, 2005	March 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$2,164,708	$4,402,724
Net realized gain (loss)		(74,632)	1,965,370
Change in net unrealized appreciation (depreciation)		25,688,305	5,996,006
Net increase (decrease) in net assets resulting from operations		27,778,381	12,364,100
Distributions to shareholders from net investment income		(326,567)	(4,439,939)
Distributions to shareholders from net realized gain		(2,052,359)	(68,080)
Total distributions		(2,378,926)	(4,508,019)
Share transactions - net increase (decrease)		106,751,123	239,359,934
Total increase (decrease) in net assets		132,150,578	247,216,015

Net Assets
Beginning of period		413,283,596	166,067,581
End of period (including undistributed net investment income of $2,079,524 and undistributed net investment
income of $637,463, respectively)		$545,434,174	$413,283,596

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
	2005	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)E	07	.20	.13
Net realized and unrealized gain (loss)	61	.23	1.25
Total from investment operations	68	.43	1.38
Distributions from net investment income	(.01)	(.18)	(.09)
Distributions from net realized gain	(.06)	—H	—
Total distributions	(.07)	(.19)I	(.09)
Net asset value, end of period	$12.14	$11.53	$11.29
Total ReturnB,C,D	5.93%	3.75%	13.78%
Ratios to Average Net AssetsG,J
Expenses before expense reductions	26%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	1.17%A	1.80%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,558	$135,306	$72,334
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 per share and distributions from net realized gain of $.004 per share.
J Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	38

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E		05.18	.11
Net realized and unrealized gain (loss)		61.21	1.26
Total from investment operations		66.39	1.37
Distributions from net investment income	(.01)	(.16)	(.08)
Distributions from net realized gain	(.06)	—H	—
Total distributions	(.06)J	(.16)	(.08)
Net asset value, end of period	$12.12	$ 11.52	$ 11.29
Total ReturnB,C,D	5.79%	3.46%	13.73%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	92%A	1.55%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$229,995	$ 177,336	$ 52,310
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.
J Total distribution of $.063 per share is comprised of distributions from net investment income of $.008 per share and distributions from net realized gain of $.055 per share.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss)E		02.12	.07
Net realized and unrealized gain (loss)		61.21	1.27
Total from investment operations		63.33	1.34
Distributions from net investment income	—	(.12)	(.07)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.05)	(.12)	(.07)
Net asset value, end of period	$12.06	$ 11.48	$ 11.27
Total ReturnB,C,D	5.51%	2.93%	13.37%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	42%A	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$60,285	$ 49,398	$ 23,274
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E		02.12	.07
Net realized and unrealized gain (loss)		61.22	1.26
Total from investment operations		63.34	1.33
Distributions from net investment income	—	(.12)	(.07)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.05)	(.12)	(.07)
Net asset value, end of period	$12.06	$ 11.48	$ 11.26
Total ReturnB,C,D	5.53%	3.02%	13.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	42%A	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$50,069	$ 39,310	$ 15,871
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss)D		08.23	.15
Net realized and unrealized gain (loss)		62.23	1.25
Total from investment operations		70.46	1.40
Distributions from net investment income	(.02)	(.20)	(.09)
Distributions from net realized gain	(.06)	—G	—
Total distributions	(.08)	(.20)	(.09)
Net asset value, end of period	$12.19	$ 11.57	$ 11.31
Total ReturnB,C	6.05%	4.06%	14.03%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	02%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	1.42%A	2.05%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$15,527	$ 11,932	$ 2,278
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	40

Fidelity Advisor Freedom 2025 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	12.5	12.4
Fidelity Advisor Equity Growth
Fund Institutional Class	6.4	6.3
Fidelity Advisor Equity Income
Fund Institutional Class	12.5	12.9
Fidelity Advisor Growth & Income
Fund Institutional Class	12.6	12.6
Fidelity Advisor Large Cap Fund
Institutional Class	12.4	12.5
Fidelity Advisor Mid Cap Fund
Institutional Class	3.9	3.9
Fidelity Advisor Small Cap Fund
Institutional Class	3.8	4.0
	64.1	64.6
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	5.5	5.9
Fidelity Advisor Overseas Fund
Institutional Class	5.5	5.7
	11.0	11.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.4	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	8.7	8.1
Fidelity Advisor Intermediate Bond
Fund Institutional Class	8.8	8.0
	17.5	16.1
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

41 Semiannual Report

Fidelity Advisor Freedom 2025 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 75.1%
	Shares	Value (Note 1)
Domestic Equity Funds 64.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	1,938,681	$ 23,070,299
Fidelity Advisor Equity Growth Fund
Institutional Class	241,998	11,913,547
Fidelity Advisor Equity Income Fund
Institutional Class	776,054	23,017,765
Fidelity Advisor Growth & Income Fund
Institutional Class	1,324,511	23,218,671
Fidelity Advisor Large Cap Fund
Institutional Class	1,414,200	22,811,049
Fidelity Advisor Mid Cap Fund
Institutional Class	265,027	7,187,536
Fidelity Advisor Small Cap Fund
Institutional Class	254,626	7,053,140

TOTAL DOMESTIC EQUITY FUNDS		118,272,007
International Equity Funds 11.0%
Fidelity Advisor Diversified International
Fund Institutional Class	481,470	10,211,984
Fidelity Advisor Overseas Fund
Institutional Class	529,932	10,116,404

TOTAL INTERNATIONAL EQUITY FUNDS		20,328,388

TOTAL EQUITY FUNDS
(Cost $127,855,368)		138,600,395

Fixed Income Funds 24.9%

High Yield Fixed-Income Funds – 7.4%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,431,974	13,632,393
Investment Grade Fixed Income Funds 17.5%
Fidelity Advisor Government Investment
Fund Institutional Class	1,617,174	16,123,228
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,468,927	16,128,822

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS .		32,252,050

TOTAL FIXED-INCOME FUNDS
(Cost $45,984,548)		45,884,443
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $173,839,916)	$ 184,484,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $173,839,916) — See accompanying schedule		$184,484,838
Cash		1,910
Receivable for fund shares sold		667,058
Total assets		185,153,806

Liabilities
Payable for investments purchased	$546,749
Payable for fund shares redeemed	67,289
Distribution fees payable	70,394
Total liabilities		684,432

Net Assets		$184,469,374
Net Assets consist of:
Paid in capital		$173,271,109
Undistributed net investment income		578,355
Accumulated undistributed net realized gain (loss) on investments		(25,012)
Net unrealized appreciation (depreciation) on investments		10,644,922
Net Assets		$184,469,374
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($87,236,511 ÷ 7,516,688 shares)		$11.61
Maximum offering price per share (100/94.25 of $11.61)		$12.32
Class T:
Net Asset Value and redemption price per share ($57,755,002 ÷ 4,973,449 shares)		$11.61
Maximum offering price per share (100/96.50 of $11.61)		$12.03
Class B:
Net Asset Value and offering price per share ($20,821,728 ÷ 1,807,185 shares)A		$11.52
Class C:
Net Asset Value and offering price per share ($15,363,174 ÷ 1,333,350 shares)A		$11.52
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,292,959 ÷ 282,600 shares)		$11.65
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$954,811
Interest		62
Total income		954,873

Expenses
Management fee	$10,421
Distribution fees	364,200
Independent trustees’ compensation	311
Total expenses before reductions	374,932
Expense reductions	(2,454)	372,478

Net investment income (loss)		582,395
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(11,916)
Change in net unrealized appreciation (depreciation) on underlying funds		9,144,863
Net gain (loss)		9,132,947
Net increase (decrease) in net assets resulting from operations		$9,715,342

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended		Year ended
		September 30, 2005		March 31,
		(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$582,395	$	661,992
Net realized gain (loss)		(11,916)		319,501
Change in net unrealized appreciation (depreciation)		9,144,863		1,358,607
Net increase (decrease) in net assets resulting from operations		9,715,342		2,340,100
Distributions to shareholders from net investment income		(24,683)		(647,465)
Distributions to shareholders from net realized gain		(331,363)		(1,629)
Total distributions		(356,046)		(649,094)
Share transactions — net increase (decrease)		52,601,444		110,847,488
Total increase (decrease) in net assets		61,960,740		112,538,494

Net Assets
Beginning of period		122,508,634		9,970,140
End of period (including undistributed net investment income of $578,355 and undistributed net investment income
of $95,450, respectively)		$ 184,469,374		$122,508,634

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005		2004F
Net asset value, beginning of period	$10.96	$10.67		$10.00
Income from Investment Operations
Net investment income (loss)E	05	.19		.06
Net realized and unrealized gain (loss)	63	.23		.67
Total from investment operations	68	.42		.73
Distributions from net investment income	—H	(.13)		(.06)
Distributions from net realized gain	(.03)	—H		—
Total distributions	(.03)	(.13)		(.06)
Net asset value, end of period	$11.61	$10.96		$10.67
Total ReturnB,C,D	6.27%	3.96%		7.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%		.35%A
Expenses net of voluntary waivers, if any	26%A	.33%		.33%A
Expenses net of all reductions	26%A	.33%		.33%A
Net investment income (loss)	98%A	1.76%		1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$87,237	$59,347		$2,284
Portfolio turnover rate	5%A	10%		6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	44

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E		04.16	.05
Net realized and unrealized gain (loss)		63.24	.70
Total from investment operations		67.40	.75
Distributions from net investment income	—	(.12)	(.06)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.03)	(.12)	(.06)
Net asset value, end of period	$11.61	$ 10.97	$ 10.69
Total ReturnB,C,D	6.09%	3.75%	7.52%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	73%A	1.51%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$57,755	$ 36,966	$ 2,556
Portfolio turnover rate	5%A	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E		01.11	.03
Net realized and unrealized gain (loss)		62.24	.67
Total from investment operations		63.35	.70
Distributions from net investment income	—	(.08)	(.06)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.08)	(.06)
Net asset value, end of period	$11.52	$ 10.91	$ 10.64
Total ReturnB,C,D	5.79%	3.29%	6.97%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	23%A	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$20,822	$ 13,415	$ 2,771
Portfolio turnover rate	5%A	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss)E		01.11	.03
Net realized and unrealized gain (loss)		62.23	.67
Total from investment operations		63.34	.70
Distributions from net investment income	—	(.08)	(.05)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.08)	(.05)
Net asset value, end of period	$11.52	$ 10.91	$ 10.65
Total ReturnB,C,D	5.79%	3.19%	7.02%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	23%A	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$15,363	$ 10,859	$ 2,137
Portfolio turnover rate	5%A	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)D		07.22	.08
Net realized and unrealized gain (loss)		63.24	.66
Total from investment operations		70.46	.74
Distributions from net investment income	(.01)	(.15)	(.06)
Distributions from net realized gain	(.03)	—G	—
Total distributions	(.04)	(.15)	(.06)
Net asset value, end of period	$11.65	$ 10.99	$ 10.68
Total ReturnB,C	6.37%	4.25%	7.42%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	1.23%A	2.01%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,293	$ 1,921	$ 222
Portfolio turnover rate	5%A	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 6, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	46

Fidelity Advisor Freedom 2030 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	13.7	13.2
Fidelity Advisor Equity Growth
Fund Institutional Class	7.1	6.6
Fidelity Advisor Equity Income
Fund Institutional Class	13.7	14.1
Fidelity Advisor Growth & Income
Fund Institutional Class	13.6	13.4
Fidelity Advisor Large Cap Fund
Institutional Class	13.5	13.3
Fidelity Advisor Mid Cap Fund
Institutional Class	4.3	4.3
Fidelity Advisor Small Cap Fund
Institutional Class	4.2	4.4
	70.1	69.3
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	6.3	6.7
Fidelity Advisor Overseas Fund
Institutional Class	6.3	6.5
	12.6	13.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.4	7.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	5.0	4.9
Fidelity Advisor Intermediate Bond
Fund Institutional Class	4.9	4.8
	9.9	9.7
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

47 Semiannual Report

Fidelity Advisor Freedom 2030 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 82.7%
	Shares	Value (Note 1)
Domestic Equity Funds 70.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	3,497,934	$ 41,625,415
Fidelity Advisor Equity Growth Fund
Institutional Class	436,528	21,490,263
Fidelity Advisor Equity Income Fund
Institutional Class	1,400,744	41,546,057
Fidelity Advisor Growth & Income Fund
Institutional Class	2,356,219	41,304,516
Fidelity Advisor Large Cap Fund
Institutional Class	2,533,302	40,862,163
Fidelity Advisor Mid Cap Fund
Institutional Class	478,267	12,970,601
Fidelity Advisor Small Cap Fund
Institutional Class	457,639	12,676,611

TOTAL DOMESTIC EQUITY FUNDS		212,475,626
International Equity Funds	12.6%
Fidelity Advisor Diversified International
Fund Institutional Class	901,975	19,130,900
Fidelity Advisor Overseas Fund
Institutional Class	993,941	18,974,333

TOTAL INTERNATIONAL EQUITY FUNDS		38,105,233

TOTAL EQUITY FUNDS
(Cost $227,112,334)		250,580,859

Fixed Income Funds 17.3%

High Yield Fixed-Income Funds – 7.4%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,351,200	22,383,425
Investment Grade Fixed Income Funds 9.9%
Fidelity Advisor Government Investment
Fund Institutional Class	1,500,685	14,961,831
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,362,552	14,960,817

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS .		29,922,648

TOTAL FIXED-INCOME FUNDS
(Cost $52,271,499)		52,306,073
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $279,383,833)	$ 302,886,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 48

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $279,383,833) — See accompanying schedule		$302,886,932
Cash		3,086
Receivable for investments sold		51,548
Receivable for fund shares sold		1,177,964
Total assets		304,119,530

Liabilities
Payable for investments purchased	$630,775
Payable for fund shares redeemed	582,065
Distribution fees payable	124,699
Total liabilities		1,337,539

Net Assets		$302,781,991
Net Assets consist of:
Paid in capital		$278,715,939
Undistributed net investment income		643,746
Accumulated undistributed net realized gain (loss) on investments		(80,793)
Net unrealized appreciation (depreciation) on investments		23,503,099
Net Assets		$302,781,991
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($102,262,179 ÷ 8,152,739 shares)		$12.54
Maximum offering price per share (100/94.25 of $12.54)		$13.31
Class T:
Net Asset Value and redemption price per share ($127,773,566 ÷ 10,220,355 shares)		$12.50
Maximum offering price per share (100/96.50 of $12.50)		$12.95
Class B:
Net Asset Value and offering price per share ($34,911,538 ÷ 2,807,271 shares)A		$12.44
Class C:
Net Asset Value and offering price per share ($28,918,276 ÷ 2,324,981 shares)A		$12.44
Institutional Class:
Net Asset Value, offering price and redemption price per share ($8,916,432 ÷ 708,767 shares)		$12.58
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$1,335,226

Expenses
Management fee	$19,176
Distribution fees	676,258
Independent trustees’ compensation	565
Total expenses before reductions	695,999
Expense reductions	(4,519)	691,480

Net investment income (loss)		643,746
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(22,658)
Change in net unrealized appreciation (depreciation) on underlying funds		16,856,807
Net gain (loss)		16,834,149
Net increase (decrease) in net assets resulting from operations		$17,477,895

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended		Year ended
		September 30, 2005		March 31,
		(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$643,746	$	1,851,071
Net realized gain (loss)		(22,658)		1,016,872
Change in net unrealized appreciation (depreciation)		16,856,807		4,336,680
Net increase (decrease) in net assets resulting from operations		17,477,895		7,204,623
Distributions to shareholders from net investment income		—		(1,985,403)
Distributions to shareholders from net realized gain		(991,642)		(16,365)
Total distributions		(991,642)		(2,001,768)
Share transactions - net increase (decrease)		60,789,665		142,242,099
Total increase (decrease) in net assets		77,275,918		147,444,954

Net Assets
Beginning of period		225,506,073		78,061,119
End of period (including undistributed net investment income of $643,746 and undistributed net investment income
of $131,528, respectively)		$ 302,781,991		$225,506,073

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005		2004F
Net asset value, beginning of period	$11.81	$11.48		$10.00
Income from Investment Operations
Net investment income (loss)E	05	.18		.11
Net realized and unrealized gain (loss)	73	.30		1.46
Total from investment operations	78	.48		1.57
Distributions from net investment income	—	(.15)		(.09)
Distributions from net realized gain	(.05)	—H		—
Total distributions	(.05)	(.15)		(.09)
Net asset value, end of period	$12.54	$11.81		$11.48
Total ReturnB,C,D	6.68%	4.19%		15.68%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%		.35%A
Expenses net of voluntary waivers, if any	26%A	.33%		.33%A
Expenses net of all reductions	26%A	.33%		.33%A
Net investment income (loss)	75%A	1.55%		1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$102,262	$65,593		$27,879
Portfolio turnover rate	4%A	2%		2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	50

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E		03.15	.09
Net realized and unrealized gain (loss)		74.30	1.46
Total from investment operations		77.45	1.55
Distributions from net investment income	—	(.14)	(.08)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.05)	(.14)	(.08)
Net asset value, end of period	$12.50	$ 11.78	$ 11.47
Total ReturnB,C,D	6.55%	3.91%	15.53%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	50%A	1.30%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,774	$ 102,153	$ 27,201
Portfolio turnover rate	4%A	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.09	.05
Net realized and unrealized gain (loss)		74.30	1.46
Total from investment operations		74.39	1.51
Distributions from net investment income	—	(.09)	(.07)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.04)	(.09)	(.07)
Net asset value, end of period	$12.44	$ 11.74	$ 11.44
Total ReturnB,C,D	6.33%	3.41%	15.12%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	—%A	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$34,912	$ 27,653	$ 12,229
Portfolio turnover rate	4%A	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.09	.05
Net realized and unrealized gain (loss)		74.30	1.46
Total from investment operations		74.39	1.51
Distributions from net investment income	—	(.09)	(.07)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.04)	(.09)	(.07)
Net asset value, end of period	$12.44	$ 11.74	$ 11.44
Total Return,B,C,D	6.33%	3.41%	15.12%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	—%A	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$28,918	$ 22,265	$ 9,722
Portfolio turnover rate	4%A	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D		06.21	.13
Net realized and unrealized gain (loss)		74.31	1.45
Total from investment operations		80.52	1.58
Distributions from net investment income	—	(.17)	(.09)
Distributions from net realized gain	(.06)	—G	—
Total distributions	(.06)	(.17)	(.09)
Net asset value, end of period	$12.58	$ 11.84	$ 11.49
Total ReturnB,C	6.80%	4.50%	15.83%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.07%A
Net investment income (loss)	1.00%A	1.80%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$8,916	$ 7,841	$ 1,030
Portfolio turnover rate	4%A	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	52

Fidelity Advisor Freedom 2035 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	13.9	13.3
Fidelity Advisor Equity Growth
Fund Institutional Class	7.2	6.7
Fidelity Advisor Equity Income
Fund Institutional Class	13.9	13.9
Fidelity Advisor Growth & Income
Fund Institutional Class	13.0	13.5
Fidelity Advisor Large Cap Fund
Institutional Class	13.0	13.4
Fidelity Advisor Mid Cap Fund
Institutional Class	4.4	4.2
Fidelity Advisor Small Cap Fund
Institutional Class	4.1	4.3
	69.5	69.3
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	7.0	7.8
Fidelity Advisor Overseas Fund
Institutional Class	6.9	7.6
	13.9	15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	8.6	10.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	4.0	2.7
Fidelity Advisor Intermediate Bond
Fund Institutional Class	4.0	2.6
	8.0	5.3
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

53 Semiannual Report

Fidelity Advisor Freedom 2035 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.4%
	Shares	Value (Note 1)
Domestic Equity Funds 69.5%
Fidelity Advisor Dividend Growth Fund
Institutional Class	902,192	$ 10,736,087
Fidelity Advisor Equity Growth Fund
Institutional Class	112,415	5,534,182
Fidelity Advisor Equity Income Fund
Institutional Class	361,939	10,735,102
Fidelity Advisor Growth & Income Fund
Institutional Class	573,702	10,056,992
Fidelity Advisor Large Cap Fund
Institutional Class	621,954	10,032,117
Fidelity Advisor Mid Cap Fund
Institutional Class	124,395	3,373,589
Fidelity Advisor Small Cap Fund
Institutional Class	115,970	3,212,373

TOTAL DOMESTIC EQUITY FUNDS		53,680,442
International Equity Funds 13.9%
Fidelity Advisor Diversified International
Fund Institutional Class	253,798	5,383,052
Fidelity Advisor Overseas Fund
Institutional Class	281,681	5,377,298

TOTAL INTERNATIONAL EQUITY FUNDS		10,760,350

TOTAL EQUITY FUNDS
(Cost $59,596,095)		64,440,792

Fixed Income Funds 16.6%

High Yield Fixed-Income Funds – 8.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	697,243	6,637,757
Investment Grade Fixed Income Funds 8.0%
Fidelity Advisor Government Investment
Fund Institutional Class	311,618	3,106,836
Fidelity Advisor Intermediate Bond Fund
Institutional Class	282,938	3,106,661

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		6,213,497

TOTAL FIXED-INCOME FUNDS
(Cost $12,841,826)		12,851,254
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $72,437,921)		$ 77,292,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 54

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $72,437,921) — See accompanying schedule		$77,292,046
Cash		25
Receivable for fund shares sold		252,402
Total assets		77,544,473

Liabilities
Payable for investments purchased	$136,613
Payable for fund shares redeemed	115,791
Distribution fees payable	32,595
Total liabilities		284,999

Net Assets		$77,259,474
Net Assets consist of:
Paid in capital		$72,295,470
Undistributed net investment income		139,464
Accumulated undistributed net realized gain (loss) on investments		(29,585)
Net unrealized appreciation (depreciation) on investments		4,854,125
Net Assets		$77,259,474
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,873,705 ÷ 2,450,951 shares)		$11.78
Maximum offering price per share (100/94.25 of $11.78)		$12.50
Class T:
Net Asset Value and redemption price per share ($27,741,323 ÷ 2,365,386 shares)		$11.73
Maximum offering price per share (100/96.50 of $11.73)		$12.16
Class B:
Net Asset Value and offering price per share ($11,237,994 ÷ 964,470 shares)A		$11.65
Class C:
Net Asset Value and offering price per share ($8,043,713 ÷ 689,689 shares)A		$11.66
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,362,739 ÷ 115,365 shares)		$11.81
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$304,152
Interest		13
Total income		304,165

Expenses
Management fee	$3,848
Distribution fees	161,660
Independent trustees’ compensation	123
Total expenses before reductions	165,631
Expense reductions	(930)	164,701

Net investment income (loss)		139,464
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(11,995)
Change in net unrealized appreciation (depreciation) on underlying funds		4,078,773
Net gain (loss)		4,066,778
Net increase (decrease) in net assets resulting from operations		$4,206,242

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		September 30, 2005	March 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$139,464	$295,234
Net realized gain (loss)		(11,995)	130,957
Change in net unrealized appreciation (depreciation)		4,078,773	674,970
Net increase (decrease) in net assets resulting from operations		4,206,242	1,101,161
Distributions to shareholders from net investment income		—	(351,658)
Distributions to shareholders from net realized gain		(93,497)	(788)
Total distributions		(93,497)	(352,446)
Share transactions - net increase (decrease)		28,960,045	38,278,752
Total increase (decrease) in net assets		33,072,790	39,027,467

Net Assets
Beginning of period		44,186,684	5,159,217
End of period (including undistributed net investment income of $139,464 and undistributed net investment income
of $0, respectively)		$ 77,259,474	$44,186,684

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.06	$10.70	$10.00
Income from Investment Operations
Net investment income (loss)E	04	.19	.07
Net realized and unrealized gain (loss)	70	.32	.72
Total from investment operations	74	.51	.79
Distributions from net investment income	—	(.15)	(.09)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.15)	(.09)
Net asset value, end of period	$11.78	$11.06	$10.70
Total ReturnB,C,D	6.71%	4.76%	7.88%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	75%A	1.71%	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$28,874	$15,281	$1,884
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	56

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E		03.16	.06
Net realized and unrealized gain (loss)		70.31	.71
Total from investment operations		73.47	.77
Distributions from net investment income	—	(.14)	(.08)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.14)	(.08)
Net asset value, end of period	$11.73	$ 11.02	$ 10.69
Total ReturnB,C,D	6.64%	4.37%	7.73%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	50%A	1.46%	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$27,741	$ 16,432	$ 1,047
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.10	.04
Net realized and unrealized gain (loss)		69.32	.71
Total from investment operations		69.42	.75
Distributions from net investment income	—	(.11)	(.08)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.11)	(.08)
Net asset value, end of period	$11.65	$ 10.98	$ 10.67
Total ReturnB,C,D	6.30%	3.88%	7.48%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	—%A	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$11,238	$ 6,917	$ 1,123
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.10	.04
Net realized and unrealized gain (loss)		69.32	.72
Total from investment operations		69.42	.76
Distributions from net investment income	—	(.11)	(.08)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.11)	(.08)
Net asset value, end of period	$11.66	$ 10.99	$ 10.68
Total ReturnB,C,D	6.30%	3.87%	7.58%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	—%A	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$8,044	$ 5,089	$ 890
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss)D		06.21	.08
Net realized and unrealized gain (loss)		70.31	.72
Total from investment operations		76.52	.80
Distributions from net investment income	—	(.16)	(.09)
Distributions from net realized gain	(.02)	—G	—
Total distributions	(.02)	(.16)	(.09)
Net asset value, end of period	$11.81	$ 11.07	$ 10.71
Total ReturnB,C	6.88%	4.87%	7.98%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	99%A	1.96%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,363	$ 467	$ 216
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	58

Fidelity Advisor Freedom 2040 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	13.7	13.9
Fidelity Advisor Equity Growth
Fund Institutional Class	7.1	7.0
Fidelity Advisor Equity Income
Fund Institutional Class	13.6	14.7
Fidelity Advisor Growth & Income
Fund Institutional Class	13.6	14.2
Fidelity Advisor Large Cap Fund
Institutional Class	13.5	14.0
Fidelity Advisor Mid Cap Fund
Institutional Class	4.3	4.5
Fidelity Advisor Small Cap Fund
Institutional Class	4.2	4.6
	70.0	72.9
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	7.6	8.0
Fidelity Advisor Overseas Fund
Institutional Class	7.5	7.7
	15.1	15.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	9.9	10.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	2.5	0.6
Fidelity Advisor Intermediate Bond
Fund Institutional Class	2.5	0.5
	5.0	1.1
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

59 Semiannual Report

Fidelity Advisor Freedom 2040 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 85.1%
	Shares	Value (Note 1)
Domestic Equity Funds 70.0%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,674,865	$ 31,830,895
Fidelity Advisor Equity Growth Fund
Institutional Class	334,507	16,467,770
Fidelity Advisor Equity Income Fund
Institutional Class	1,072,216	31,801,940
Fidelity Advisor Growth & Income Fund
Institutional Class	1,813,495	31,790,567
Fidelity Advisor Large Cap Fund
Institutional Class	1,949,566	31,446,507
Fidelity Advisor Mid Cap Fund
Institutional Class	367,477	9,965,978
Fidelity Advisor Small Cap Fund
Institutional Class	350,098	9,697,701

TOTAL DOMESTIC EQUITY FUNDS		163,001,358
International Equity Funds 15.1%
Fidelity Advisor Diversified International
Fund Institutional Class	828,265	17,567,497
Fidelity Advisor Overseas Fund
Institutional Class	914,972	17,466,820

TOTAL INTERNATIONAL EQUITY FUNDS		35,034,317

TOTAL EQUITY FUNDS
(Cost $180,265,980)		198,035,675

Fixed Income Funds 14.9%

High Yield Fixed-Income Funds – 9.9%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,410,274	22,945,812
Investment Grade Fixed Income Funds 5.0%
Fidelity Advisor Government Investment
Fund Institutional Class	587,524	5,857,612
Fidelity Advisor Intermediate Bond Fund
Institutional Class	532,832	5,850,499

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS .		11,708,111

TOTAL FIXED-INCOME FUNDS
(Cost $34,400,718)		34,653,923
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $214,666,698)	$ 232,689,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 60

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $214,666,698) — See accompanying schedule		$232,689,598
Receivable for investments sold		943
Receivable for fund shares sold		731,669
Total assets		233,422,210

Liabilities
Payable to custodian bank	$1
Payable for investments purchased	497,944
Payable for fund shares redeemed	232,498
Distribution fees payable	97,937
Total liabilities		828,380

Net Assets		$232,593,830
Net Assets consist of:
Paid in capital		$214,194,110
Undistributed net investment income		450,623
Accumulated undistributed net realized gain (loss) on investments		(73,803)
Net unrealized appreciation (depreciation) on investments		18,022,900
Net Assets		$232,593,830
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($81,507,177 ÷ 6,357,897 shares)		$12.82
Maximum offering price per share (100/94.25 of $12.82)		$13.60
Class T:
Net Asset Value and redemption price per share ($90,977,387 ÷ 7,118,394 shares)		$12.78
Maximum offering price per share (100/96.50 of $12.78)		$13.24
Class B:
Net Asset Value and offering price per share ($25,399,527 ÷ 2,001,827 shares)A		$12.69
Class C:
Net Asset Value and offering price per share ($29,210,238 ÷ 2,302,709 shares)A		$12.69
Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,499,501 ÷ 427,705 shares)		$12.86
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$981,458
Interest		2
Total income		981,460

Expenses
Management fee	$13,998
Distribution fees	519,816
Independent trustees’ compensation	416
Total expenses before reductions	534,230
Expense reductions	(3,432)	530,798

Net investment income (loss)		450,662
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(16,833)
Change in net unrealized appreciation (depreciation) on underlying funds		13,349,448
Net gain (loss)		13,332,615
Net increase (decrease) in net assets resulting from operations		$13,783,277

See accompanying notes which are an integral part of the financial statements.

61 Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended		Year ended
		September 30, 2005		March 31,
		(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$ 450,662	$	1,078,538
Net realized gain (loss)		(16,833)		530,762
Change in net unrealized appreciation (depreciation)		13,349,448		3,286,735
Net increase (decrease) in net assets resulting from operations		13,783,277		4,896,035
Distributions to shareholders from net investment income		—		(1,190,067)
Distributions to shareholders from net realized gain		(484,364)		—
Total distributions		484,364		(1,190,067)
Share transactions — net increase (decrease)		56,633,921		115,613,636
Total increase (decrease) in net assets		69,932,834		119,319,604

Net Assets
Beginning of period		162,660,996		43,341,392
End of period (including undistributed net investment income of $450,623 and undistributed net investment income
of $26,420, respectively)		$ 232,593,830		$162,660,996

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005		2004F
Net asset value, beginning of period	$12.03	$11.62		$10.00
Income from Investment Operations
Net investment income (loss)E	04	.18		.12
Net realized and unrealized gain (loss)	79	.39		1.60
Total from investment operations	83	.57		1.72
Distributions from net investment income	—	(.16)		(.10)
Distributions from net realized gain	(.04)	—		—
Total distributions	(.04)	(.16)		(.10)
Net asset value, end of period	$12.82	$12.03		$11.62
Total ReturnB,C,D	6.90%	4.87%		17.19%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	26%A	.35%		.35%A
Expenses net of voluntary waivers, if any	26%A	.33%		.33%A
Expenses net of all reductions	26%A	.33%		.33%A
Net investment income (loss)	73%A	1.50%		1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$81,507	$51,718		$9,666
Portfolio turnover rate	5%A	3%		3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	62

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E		03.15	.10
Net realized and unrealized gain (loss)		78.38	1.59
Total from investment operations		81.53	1.69
Distributions from net investment income	—	(.13)	(.09)
Distributions from net realized gain	(.03)	—	—
Total distributions	(.03)	(.13)	(.09)
Net asset value, end of period	$12.78	$ 12.00	$ 11.60
Total ReturnB,C,D	6.78%	4.57%	16.93%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	48%A	1.25%	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$90,977	$ 66,136	$ 19,191
Portfolio turnover rate	5%A	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.09	.06
Net realized and unrealized gain (loss)		78.38	1.60
Total from investment operations		78.47	1.66
Distributions from net investment income	—	(.10)	(.09)
Distributions from net realized gain	(.03)	—	—
Total distributions	(.03)	(.10)	(.09)
Net asset value, end of period	$12.69	$ 11.94	$ 11.57
Total ReturnB,C,D	6.56%	4.04%	16.58%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	(.02)%A	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$25,400	$ 18,541	$ 7,232
Portfolio turnover rate	5%A	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

63 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.09	.06
Net realized and unrealized gain (loss)		78.38	1.59
Total from investment operations		78.47	1.65
Distributions from net investment income	—	(.10)	(.08)
Distributions from net realized gain	(.03)	—	—
Total distributions	(.03)	(.10)	(.08)
Net asset value, end of period	$12.69	$ 11.94	$ 11.57
Total ReturnB,C,D	6.56%	4.04%	16.53%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	(.02)%A	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$29,210	$ 21,792	$ 6,958
Portfolio turnover rate	5%A	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss)D		06.21	.13
Net realized and unrealized gain (loss)		79.38	1.60
Total from investment operations		85.59	1.73
Distributions from net investment income	—	(.17)	(.10)
Distributions from net realized gain	(.04)	—	—
Total distributions	(.04)	(.17)	(.10)
Net asset value, end of period	$12.86	$ 12.05	$ 11.63
Total ReturnB,C	7.09%	5.07%	17.34%
Ratios to Average Net AssetsF,G
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	98%A	1.75%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$5,500	$ 4,474	$ 294
Portfolio turnover rate	5%A	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	64

Notes to Financial Statements For the period ended September 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund and Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

				Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
Advisor Freedom Income	$ 63,949,319	$1,494,319	$(502,659)	$991,660
Advisor Freedom 2005	31,088,312	1,431,680	(122,462)	1,309,218
Advisor Freedom 2010	283,011,128	13,430,864	(1,791,067)	11,639,797
Advisor Freedom 2015	221,475,311	11,199,483	(911,982)	10,287,501
Advisor Freedom 2020	509,528,985	37,844,909	(1,716,809)	36,128,100
Advisor Freedom 2025	173,840,641	11,005,378	(361,181)	10,644,197
Advisor Freedom 2030	279,384,492	23,987,702	(485,262)	23,502,440
Advisor Freedom 2035	72,438,059	4,956,290	(102,303)	4,853,987
Advisor Freedom 2040	214,667,361	18,219,013	(196,776)	18,022,237

65 Semiannual Report

Notes to Financial Statements (Unaudited) continued 2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	12,424,686	6,724,801
Advisor Freedom 2005	15,762,085	7,534,297
Advisor Freedom 2010	63,721,231	7,567,422
Advisor Freedom 2015	72,801,921	1,794,382
Advisor Freedom 2020	114,645,083	8,088,355
Advisor Freedom 2025	56,737,695	3,942,425
Advisor Freedom 2030	66,021,888	5,597,024
Advisor Freedom 2035	30,912,595	1,896,710
Advisor Freedom 2040	61,750,209	5,133,269

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. As of May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the funds no longer pay management fees.

Prior to May 19, 2005, the funds paid a monthly management fee to Strategic Advisers computed at an annual rate of .10% of each fund’s average net assets. The management fee was reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and adminis trative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the independent Trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. The funds do not pay any fees for these services. Effective May 19, 2005, FMR no longer received fees for services under the administration agreement.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
Advisor Freedom Income	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$14,356	$—
Class T	25%	.25%	76,934	—
Class B	75%	.25%	22,979	17,235
Class C	75%	.25%	71,415	23,645
			$185,684	$40,880

Semiannual Report

66

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Advisor Freedom 2005
Class A	0%	.25%	$9,819	$226
Class T	25%	.25%	30,770	225
Class B	75%	.25%	15,658	12,003
Class C	75%	.25%	30,212	15,458
			$86,459	$27,912
Advisor Freedom 2010
Class A	0%	.25%	$113,153	$—
Class T	25%	.25%	264,826	—
Class B	75%	.25%	146,434	109,826
Class C	75%	.25%	151,275	58,702
			$675,688	$168,528
Advisor Freedom 2015
Class A	0%	.25%	$75,457	$—
Class T	25%	.25%	183,276	—
Class B	75%	.25%	114,649	85,987
Class C	75%	.25%	113,123	66,792
			$486,505	$152,779
Advisor Freedom 2020
Class A	0%	.25%	$197,793	$—
Class T	25%	.25%	510,674	—
Class B	75%	.25%	275,484	206,613
Class C	75%	.25%	223,178	80,271
			$1,207,129	$286,884
Advisor Freedom 2025
Class A	0%	.25%	$89,828	$—
Class T	25%	.25%	122,186	—
Class B	75%	.25%	86,655	64,991
Class C	75%	.25%	65,531	32,034
			$364,200	$97,025
Advisor Freedom 2030
Class A	0%	.25%	$103,965	$—
Class T	25%	.25%	288,526	—
Class B	75%	.25%	157,010	117,758
Class C	75%	.25%	126,757	44,608
			$676,258	$162,366
Advisor Freedom 2035
Class A	0%	.25%	$27,173	$—
Class T	25%	.25%	54,594	—
Class B	75%	.25%	46,180	34,636
Class C	75%	.25%	33,713	20,576
			$161,660	$55,212
Advisor Freedom 2040
Class A	0%	.25%	$83,512	$—
Class T	25%	.25%	198,614	—
Class B	75%	.25%	111,162	83,372
Class C	75%	.25%	126,528	57,059
			$519,816	$140,431

67 Semiannual Report

Notes to Financial Statements (Unaudited) continued 4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
Advisor Freedom Income	by FDC
Class A	$10,576
Class T	4,228
Class B*	10,320
Class C*	488
$25,612
Advisor Freedom 2005
Class A	$16,113
Class T	3,968
Class B*	2,864
Class C*	1,352
$24,297
Advisor Freedom 2010
Class A	$51,594
Class T	17,695
Class B*	47,589
Class C*	3,469
$120,347
Advisor Freedom 2015
Class A	$81,642
Class T	16,590
Class B*	20,810
Class C*	3,272
$122,314
Advisor Freedom 2020
Class A	$120,712
Class T	30,357
Class B*	64,771
Class C*	5,350
$221,190
Advisor Freedom 2025
Class A	$68,629
Class T	10,252
Class B*	17,314
Class C*	2,723
$98,918
Advisor Freedom 2030
Class A	$69,370
Class T	13,320
Class B*	46,759
Class C*	3,008
$132,457
Semiannual Report

68

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

Advisor Freedom 2035
Class A	$38,978
Class T	4,848
Class B*	10,315
Class C*	751
$54,892
Advisor Freedom 2040
Class A	$51,651
Class T	7,895
Class B*	23,467
Class C*	3,226
$86,239

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Advisor Freedom Income
Class A	33% - .25%*	$196
Class T	58% - .50%*	559
Class B	1.08% - 1.00%*	80
Class C	1.08% - 1.00%*	279
Institutional Class	08% - .00%*	12
Advisor Freedom 2005
Class A	33% - .25%*	120
Class T	58% - .50%*	165
Class B	1.08% - 1.00%*	51
Class C	1.08% - 1.00%*	104
Institutional Class	08% - .00%*	13
Advisor Freedom 2010
Class A	33% - .25%*	1,518
Class T	58% - .50%*	1,807
Class B	1.08% - 1.00%*	534
Class C	1.08% - 1.00%*	547
Institutional Class	08% - .00%*	109
Advisor Freedom 2015
Class A	33% - .25%*	924
Class T	58% - .50%*	1,185
Class B	1.08% - 1.00%*	400
Class C	1.08% - 1.00%*	400
Institutional Class	08% - .00%*	245

69 Semiannual Report

Notes to Financial Statements (Unaudited) continued

5. Expense Reductions - continued
	Expense	Reimbursement
	Limitations	from adviser
Advisor Freedom 2020
Class A	33% - .25%*	2,642
Class T	58% - .50%*	3,464
Class B	1.08% - 1.00%*	971
Class C	1.08% - 1.00%*	794
Institutional Class	08% - .00%*	232
Advisor Freedom 2025
Class A	33% - .25%*	1,155
Class T	58% - .50%*	755
Class B	1.08% - 1.00%*	283
Class C	1.08% - 1.00%*	217
Institutional Class	08% - .00%*	42
Advisor Freedom 2030
Class A	33% - .25%*	1,327
Class T	58% - .50%*	1,963
Class B	1.08% - 1.00%*	560
Class C	1.08% - 1.00%*	440
Institutional Class	08% - .00%*	150
Advisor Freedom 2035
Class A	33% - .25%*	319
Class T	58% - .50%*	337
Class B	1.08% - 1.00%*	143
Class C	1.08% - 1.00%*	115
Institutional Class	08% - .00%*	10
Advisor Freedom 2040
Class A	33% - .25%*	1,051
Class T	58% - .50%*	1,340
Class B	1.08% - 1.00%*	383
Class C	1.08% - 1.00%*	449
Institutional Class	08% - .00%*	86
* Expense limitation in effect at period end.

In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s management fee. During the period, these credits reduced management fee by the following amounts:

Advisor Freedom 2005	$ 2
Advisor Freedom 2010	26
Advisor Freedom 2015	6
Advisor Freedom 2020	153
Advisor Freedom 2025	2
Advisor Freedom 2030	79
Advisor Freedom 2035	6
Advisor Freedom 2040	123

Semiannual Report

70

6. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund’s net assets. The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	25%
Fidelity Advisor Government Investment Fund	23%

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	September 30,	March 31,
	2005	2005
Advisor Freedom Income
From net investment income
Class A	$117,697	$156,915
Class T	278,901	358,648
Class B	31,443	44,872
Class C	95,338	134,067
Institutional Class	8,472	10,148
Total	$531,851	$704,650
From net realized gain
Class A	$35,475	$5,263
Class T	101,688	15,048
Class B	15,014	3,971
Class C	47,334	10,183
Institutional Class	2,271	364
Total	$201,782	$34,829
Advisor Freedom 2005
From net investment income
Class A	$12,340	$72,744
Class T	24,210	71,074
Class B	562	23,488
Class C	1,107	54,062
Institutional Class	1,663	9,928
Total	$39,882	$231,296
From net realized gain
Class A	$18,433	$817
Class T	38,226	951
Class B	8,431	646
Class C	17,206	641
Institutional Class	1,848	188
Total	$84,144	$3,243

71 Semiannual Report

Notes to Financial Statements (Unaudited) continued

7. Distributions to Shareholders - continued

	Six months ended	Year ended
	September 30,	March 31,
	2005	2005
Advisor Freedom 2010
From net investment income
Class A	$223,803	$896,266
Class T	206,696	1,070,938
Class B	28,605	244,225
Class C	28,651	262,890
Institutional Class	18,107	104,924
Total	$505,862	$2,579,243
From net realized gain
Class A	$335,894	$6,722
Class T	404,407	7,134
Class B	117,022	3,175
Class C	117,210	2,556
Institutional Class	23,280	614
Total	$997,813	$20,201
Advisor Freedom 2015
From net investment income
Class A	$74,439	$362,175
Class T	68,165	450,450
Class B	—	125,071
Class C	—	117,958
Institutional Class	25,640	160,357
Total	$168,244	$1,216,011
From net realized gain
Class A	$186,098	$1,578
Class T	247,840	1,718
Class B	77,496	1,172
Class C	76,958	898
Institutional Class	48,838	1,171
Total	$637,230	$6,537
Advisor Freedom 2020
From net investment income
Class A	$174,217	$1,730,029
Class T	130,829	1,789,888
Class B	47	435,029
Class C	—	327,289
Institutional Class	21,474	157,704
Total	$326,567	$4,439,939
From net realized gain
Class A	$684,685	$27,378
Class T	899,272	23,535
Class B	221,891	9,581
Class C	187,459	6,642
Institutional Class	59,052	944
Total	$2,052,359	$68,080

Semiannual Report

72

7. Distributions to Shareholders - continued

	Six months ended	Year ended
	September 30,	March 31,
	2005	2005
Advisor Freedom 2025
From net investment income
Class A	$23,245	$224,481
Class T	—	274,089
Class B	—	77,176
Class C	—	61,009
Institutional Class	1,438	10,710
Total	$24,683	$647,465
From net realized gain
Class A	$174,337	$430
Class T	100,132	395
Class B	28,654	443
Class C	22,076	333
Institutional Class	6,164	28
Total	$331,363	$1,629
Advisor Freedom 2030
From net investment income
Class A	$—	$638,944
Class T	—	938,314
Class B	—	178,105
Class C	—	146,090
Institutional Class	—	83,950
Total	$—	$1,985,403
From net realized gain
Class A	$337,022	$5,495
Class T	432,969	5,920
Class B	101,503	2,610
Class C	80,156	1,897
Institutional Class	39,992	443
Total	$991,642	$16,365
Advisor Freedom 2035
From net investment income
Class A	$—	$138,492
Class T	—	124,168
Class B	—	48,334
Class C	—	34,996
Institutional Class	—	5,668
Total	$—	$351,658
From net realized gain
Class A	$32,820	$272
Class T	33,780	213
Class B	14,755	175
Class C	11,219	105
Institutional Class	923	23
Total	$93,497	$788

73 Semiannual Report

Notes to Financial Statements (Unaudited) continued 7. Distributions to Shareholders - continued

	Six months ended	Year ended
	September 30,	March 31,
	2005	2005
Advisor Freedom 2040
From net investment income
Class A	$—	$357,270
Class T	—	516,094
Class B	—	124,906
Class C	—	140,661
Institutional Class	—	51,136
Total	$—	$1,190,067
From net realized gain
Class A	$174,243	$—
Class T	182,845	—
Class B	52,202	—
Class C	59,005	—
Institutional Class	16,069	—
Total	$484,364	$—

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom Income
Class A
Shares sold	632,238	728,210	$6,573,337	$7,481,125
Reinvestment of distributions	13,331	13,977	137,923	144,254
Shares redeemed	(286,270)	(241,418)	(2,980,491)	(2,487,639)
Net increase(decrease)	359,299	500,769	$3,730,769	$5,137,740
Class T
Shares sold	680,266	2,252,617	$7,046,706	$23,261,446
Reinvestment of distributions	35,100	34,674	362,738	358,020
Shares redeemed	(574,444)	(868,775)	(5,966,300)	(8,962,920)
Net increase(decrease)	140,922	1,418,516	$1,443,144	$14,656,546
Class B
Shares sold	103,702	202,570	$1,076,229	$2,078,692
Reinvestment of distributions	4,170	4,403	43,050	45,378
Shares redeemed	(80,618)	(125,605)	(834,012)	(1,287,886)
Net increase(decrease)	27,254	81,368	$285,267	$836,184
Class C
Shares sold	195,749	888,712	$2,028,169	$9,098,996
Reinvestment of distributions	10,283	10,052	106,134	103,577
Shares redeemed	(194,182)	(419,464)	(2,008,361)	(4,313,437)
Net increase(decrease)	11,850	479,300	$125,942	$4,889,136
Institutional Class
Shares sold	29,580	42,061	$307,508	$432,907
Reinvestment of distributions	866	760	8,974	7,846
Shares redeemed	(7,895)	(16,642)	(81,878)	(170,939)
Net increase(decrease)	22,551	26,179	$234,604	$269,814

Semiannual Report 74

8. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom 2005
Class A
Shares sold	462,745	585,329	$4,990,793	$6,132,477
Reinvestment of distributions	2,695	6,487	28,243	69,326
Shares redeemed	(59,365)	(159,401)	(635,140)	(1,685,117)
Net increase(decrease)	406,075	432,415	$4,383,896	$4,516,686
Class T
Shares sold	982,208	772,833	$10,423,151	$8,098,797
Reinvestment of distributions	5,946	6,710	62,258	71,635
Shares redeemed	(743,847)	(218,069)	(8,037,579)	(2,293,607)
Net increase(decrease)	244,307	561,474	$2,447,830	$5,876,825
Class B
Shares sold	62,749	192,162	$666,721	$2,010,191
Reinvestment of distributions	781	1,998	8,161	21,257
Shares redeemed	(19,774)	(48,192)	(212,455)	(503,088)
Net increase(decrease)	43,756	145,968	$462,427	$1,528,360
Class C
Shares sold	119,632	478,945	$1,272,361	$4,977,613
Reinvestment of distributions	1,432	4,388	14,945	46,808
Shares redeemed	(84,966)	(48,603)	(910,445)	(512,104)
Net increase(decrease)	36,098	434,730	$376,861	$4,512,317
Institutional Class
Shares sold	54,246	34,319	$581,036	$360,945
Reinvestment of distributions	315	860	3,307	9,166
Shares redeemed	(12,410)	(11,601)	(134,439)	(125,056)
Net increase(decrease)	42,151	23,578	$449,904	$245,055
Advisor Freedom 2010
Class A
Shares sold	3,314,389	4,608,995	$37,012,818	$50,250,054
Reinvestment of distributions	49,832	78,688	542,668	872,410
Shares redeemed	(865,722)	(950,972)	(9,699,464)	(10,395,541)
Net increase(decrease)	2,498,499	3,736,711	$27,856,022	$40,726,923
Class T
Shares sold	3,376,746	7,487,847	$37,453,376	$81,779,426
Reinvestment of distributions	55,880	96,564	606,856	1,069,348
Shares redeemed	(1,802,405)	(1,698,806)	(19,995,058)	(18,462,716)
Net increase(decrease)	1,630,221	5,885,605	$18,065,174	$64,386,058
Class B
Shares sold	464,712	1,378,429	$5,142,739	$14,897,988
Reinvestment of distributions	12,251	20,499	132,674	226,286
Shares redeemed	(256,830)	(292,158)	(2,864,172)	(3,159,106)
Net increase(decrease)	220,133	1,106,770	$2,411,241	$11,965,168
Class C
Shares sold	605,209	1,743,474	$6,694,870	$18,868,200
Reinvestment of distributions	11,840	20,727	128,108	228,983
Shares redeemed	(249,511)	(295,172)	(2,755,173)	(3,194,192)
Net increase(decrease)	367,538	1,469,029	$4,067,805	$15,902,991
Institutional Class
Shares sold	341,350	496,890	$3,844,246	$5,380,233
Reinvestment of distributions	2,638	6,067	28,783	67,159
Shares redeemed	(51,482)	(155,576)	(575,729)	(1,710,806)
Net increase(decrease)	292,506	347,381	$3,297,300	$3,736,586

75 Semiannual Report

Notes to Financial Statements (Unaudited) continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom 2015
Class A
Shares sold	2,901,591	4,003,451	$31,790,226	$42,707,661
Reinvestment of distributions	23,886	31,923	254,147	349,281
Shares redeemed	(348,263)	(307,000)	(3,813,171)	(3,266,298)
Net increase(decrease)	2,577,214	3,728,374	$28,231,202	$39,790,644
Class T
Shares sold	3,334,413	5,141,514	$36,384,003	$54,603,890
Reinvestment of distributions	29,509	40,873	313,685	446,960
Shares redeemed	(825,835)	(458,057)	(9,024,913)	(4,861,368)
Net increase(decrease)	2,538,087	4,724,330	$27,672,775	$50,189,482
Class B
Shares sold	704,140	1,449,464	$7,652,666	$15,307,338
Reinvestment of distributions	6,792	10,737	71,991	117,212
Shares redeemed	(102,267)	(109,668)	(1,116,997)	(1,158,377)
Net increase(decrease)	608,665	1,350,533	$6,607,660	$14,266,173
Class C
Shares sold	748,546	1,505,221	$8,141,202	$15,938,225
Reinvestment of distributions	6,273	8,911	66,493	97,350
Shares redeemed	(187,929)	(90,162)	(2,042,725)	(956,104)
Net increase(decrease)	566,890	1,423,970	$6,164,970	$15,079,471
Institutional Class
Shares sold	269,892	1,325,729	$2,950,690	$14,281,479
Reinvestment of distributions	6,533	14,118	69,707	154,581
Shares redeemed	(91,133)	(176,462)	(999,804)	(1,867,613)
Net increase(decrease)	185,292	1,163,385	$2,020,593	$12,568,447
Advisor Freedom 2020
Class A
Shares sold	5,254,675	6,713,038	$61,883,544	$76,292,402
Reinvestment of distributions	73,846	146,966	837,413	1,714,049
Shares redeemed	(1,452,060)	(1,527,689)	(17,039,861)	(17,327,477)
Net increase(decrease)	3,876,461	5,332,315	$45,681,096	$60,678,974
Class T
Shares sold	5,914,052	12,699,220	$69,296,236	$143,541,530
Reinvestment of distributions	89,961	153,474	1,020,160	1,793,543
Shares redeemed	(2,425,579)	(2,089,785)	(28,604,714)	(23,854,402)
Net increase(decrease)	3,578,434	10,762,909	$41,711,682	$121,480,671
Class B
Shares sold	935,733	2,516,778	$10,871,912	$28,294,743
Reinvestment of distributions	18,700	36,057	211,498	420,877
Shares redeemed	(260,868)	(314,860)	(3,043,256)	(3,560,956)
Net increase(decrease)	693,565	2,237,975	$8,040,154	$25,154,664
Class C
Shares sold	1,099,454	2,324,713	$12,814,456	$26,225,111
Reinvestment of distributions	14,563	24,834	164,564	289,805
Shares redeemed	(387,405)	(332,947)	(4,523,484)	(3,727,954)
Net increase(decrease)	726,612	2,016,600	$8,455,536	$22,786,962
Institutional Class
Shares sold	347,321	926,868	$4,108,803	$10,370,986
Reinvestment of distributions	5,706	10,712	64,936	125,784
Shares redeemed	(110,886)	(107,358)	(1,311,084)	(1,238,107)
Net increase(decrease)	242,141	830,222	$2,862,655	$9,258,663

Semiannual Report

76

8. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom 2025
Class A
Shares sold	2,572,430	5,276,780	$28,800,701	$57,517,460
Reinvestment of distributions	18,406	19,938	196,209	222,747
Shares redeemed	(490,017)	(94,969)	(5,470,216)	(1,026,036)
Net increase(decrease)	2,100,819	5,201,749	$23,526,694	$56,714,171
Class T
Shares sold	2,289,684	3,762,442	$25,524,899	$40,548,861
Reinvestment of distributions	9,347	24,426	99,823	273,522
Shares redeemed	(695,257)	(656,224)	(7,883,372)	(7,186,110)
Net increase(decrease)	1,603,774	3,130,644	$17,741,350	$33,636,273
Class B
Shares sold	636,204	1,071,244	$7,044,547	$11,424,918
Reinvestment of distributions	2,589	6,592	27,499	73,482
Shares redeemed	(61,715)	(108,115)	(693,478)	(1,143,060)
Net increase(decrease)	577,078	969,721	$6,378,568	$10,355,340
Class C
Shares sold	412,332	854,961	$4,568,299	$9,116,240
Reinvestment of distributions	1,786	4,495	18,970	50,136
Shares redeemed	(76,370)	(64,614)	(843,197)	(685,152)
Net increase(decrease)	337,748	794,842	$3,744,072	$8,481,224
Institutional Class
Shares sold	147,688	190,349	$1,657,554	$2,059,061
Reinvestment of distributions	638	854	6,830	9,558
Shares redeemed	(40,480)	(37,209)	(453,624)	(408,139)
Net increase(decrease)	107,846	153,994	$1,210,760	$1,660,480
Advisor Freedom 2030
Class A
Shares sold	3,296,538	3,725,720	$39,769,842	$43,285,155
Reinvestment of distributions	28,910	52,499	330,732	630,708
Shares redeemed	(725,581)	(653,805)	(8,775,092)	(7,592,923)
Net increase(decrease)	2,599,867	3,124,414	$31,325,482	$36,322,940
Class T
Shares sold	3,325,999	7,556,712	$39,886,627	$87,295,265
Reinvestment of distributions	37,322	76,945	426,217	924,403
Shares redeemed	(1,813,757)	(1,335,355)	(21,893,800)	(15,591,463)
Net increase(decrease)	1,549,564	6,298,302	$18,419,044	$72,628,205
Class B
Shares sold	597,124	1,441,453	$7,110,824	$16,551,682
Reinvestment of distributions	8,539	14,367	97,154	172,589
Shares redeemed	(153,659)	(169,554)	(1,841,827)	(1,953,216)
Net increase(decrease)	452,004	1,286,266	$5,366,151	$14,771,055
Class C
Shares sold	560,741	1,214,477	$6,706,721	$13,923,553
Reinvestment of distributions	6,295	10,905	71,633	131,015
Shares redeemed	(138,105)	(179,159)	(1,654,296)	(2,091,102)
Net increase(decrease)	428,931	1,046,223	$5,124,058	$11,963,466
Institutional Class
Shares sold	134,355	648,019	$1,621,184	$7,437,369
Reinvestment of distributions	2,324	4,103	26,653	49,211
Shares redeemed	(90,318)	(79,362)	(1,092,907)	(930,147)
Net increase(decrease)	46,361	572,760	$554,930	$6,556,433

77 Semiannual Report

Notes to Financial Statements (Unaudited) continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom 2035
Class A
Shares sold	1,180,615	1,306,403	$13,336,880	$14,223,336
Reinvestment of distributions	2,932	12,002	31,433	135,434
Shares redeemed	(114,829)	(112,316)	(1,301,733)	(1,200,215)
Net increase(decrease)	1,068,718	1,206,089	$12,066,580	$13,158,555
Class T
Shares sold	1,169,418	1,582,067	$13,188,513	$17,237,692
Reinvestment of distributions	3,134	10,972	33,466	123,545
Shares redeemed	(298,329)	(199,783)	(3,379,422)	(2,193,255)
Net increase(decrease)	874,223	1,393,256	$9,842,557	$15,167,982
Class B
Shares sold	366,475	567,399	$4,076,734	$6,107,462
Reinvestment of distributions	1,347	4,279	14,320	48,075
Shares redeemed	(33,554)	(46,723)	(378,893)	(510,531)
Net increase(decrease)	334,268	524,955	$3,712,161	$5,645,006
Class C
Shares sold	274,333	394,064	$3,050,901	$4,222,523
Reinvestment of distributions	968	2,802	10,305	31,509
Shares redeemed	(48,835)	(16,996)	(553,377)	(184,466)
Net increase(decrease)	226,466	379,870	$2,507,829	$4,069,566
Institutional Class
Shares sold	82,275	23,012	$936,431	$248,080
Reinvestment of distributions	80	480	860	5,406
Shares redeemed	(9,183)	(1,465)	(106,373)	(15,843)
Net increase(decrease)	73,172	22,027	$830,918	$237,643
Advisor Freedom 2040
Class A
Shares sold	2,648,239	3,857,042	$32,469,266	$45,930,304
Reinvestment of distributions	14,757	28,564	171,619	350,714
Shares redeemed	(604,585)	(417,971)	(7,492,948)	(4,959,405)
Net increase(decrease)	2,058,411	3,467,635	$25,147,937	$41,321,613
Class T
Shares sold	2,911,722	4,878,040	$35,645,004	$57,327,142
Reinvestment of distributions	15,744	41,907	182,634	514,396
Shares redeemed	(1,319,745)	(1,063,534)	(16,259,056)	(12,602,134)
Net increase(decrease)	1,607,721	3,856,413	$19,568,582	$45,239,404
Class B
Shares sold	544,929	1,020,115	$6,590,588	$11,904,851
Reinvestment of distributions	4,348	9,751	50,178	119,452
Shares redeemed	(99,662)	(102,560)	(1,219,301)	(1,209,741)
Net increase(decrease)	449,615	927,306	$5,421,465	$10,814,562
Class C
Shares sold	593,098	1,473,064	$7,208,296	$17,144,955
Reinvestment of distributions	4,724	10,547	54,515	129,196
Shares redeemed	(120,119)	(259,960)	(1,459,139)	(3,017,274)
Net increase(decrease)	477,703	1,223,651	$5,803,672	$14,256,877
Institutional Class
Shares sold	114,318	384,780	$1,403,165	$4,445,168
Reinvestment of distributions	892	2,257	10,387	27,746
Shares redeemed	(58,673)	(41,149)	(721,287)	(491,734)
Net increase(decrease)	56,537	345,888	$692,265	$3,981,180

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Proxy Voting Results

A special meeting of the funds’ shareholders was held on May 11, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1 To elect a Board of Trustees.A

	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	14,239,751,820.01	94.148
Withheld	885,124,580.88	5.852
TOTAL	15,124,876,400.89	100.000

Dennis J. Dirks
Affirmative	14,214,711,536.39	93.982
Withheld	910,164,864.50	6.018
TOTAL	15,124,876,400.89	100.000

Robert M. Gates
Affirmative	14,201,606,421.24	93.896
Withheld	923,269,979.65	6.104
TOTAL	15,124,876,400.89	100.000

George H. Heilmeier
Affirmative	14,204,274,887.85	93.913
Withheld	920,601,513.04	6.087
TOTAL	15,124,876,400.89	100.000

Abigail P. Johnson
Affirmative	14,182,349,317.20	93.768
Withheld	942,527,083.69	6.232
TOTAL	15,124,876,400.89	100.000

Edward C. Johnson 3d
Affirmative	14,170,946,355.46	93.693
Withheld	953,930,045.43	6.307
TOTAL	15,124,876,400.89	100.000

Marie L. Knowles
Affirmative	14,215,316,094.83	93.986
Withheld	909,560,306.06	6.014
TOTAL	15,124,876,400.89	100.000

Ned C. Lautenbach
Affirmative	14,218,303,274.43	94.006
Withheld	906,573,126.46	5.994
TOTAL	15,124,876,400.89	100.000

Marvin L. Mann
Affirmative	14,204,487,663.39	93.915
Withheld	920,388,737.50	6.085
TOTAL	15,124,876,400.89	100.000

William O. McCoy
Affirmative	14,207,936,637.38	93.938
Withheld	916,939,763.51	6.062
TOTAL	15,124,876,400.89	100.000

Robert L. Reynolds
Affirmative	14,217,076,502.23	93.998
Withheld	907,799,898.66	6.002
TOTAL	15,124,876,400.89	100.000

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	14,218,030,163.22	94.004
Withheld	906,846,237.67	5.996
TOTAL	15,124,876,400.89	100.000

William S. Stavropoulos
Affirmative	14,211,272,772.82	93.960
Withheld	913,603,628.07	6.040
TOTAL	15,124,876,400.89	100.000

Kenneth L. Wolfe
Affirmative	14,212,093,506.53	93.965
Withheld	912,782,894.36	6.035
TOTAL	15,124,876,400.89	100.000

A Denotes trust-wide proposals and voting results.

79 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and inde pendent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., and the administrator, FMR, (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropri ate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the

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management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance for each class, as well as each fund’s relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the return of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund’s asset classes according to their respective weightings, (for each fund other than Advisor Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund’s increasingly conservative asset allocations.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the fourth quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group comprises funds that generate income primarily from equity investments. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board consid ered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and

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Board Approval of Investment Advisory Contracts and Management Fees - continued

strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 5% would mean that 95% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR (under the administration agreement) for non management expenses (including pricing and bookkeeping fees and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Semiannual Report 88

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that on May 19, 2005, after the periods shown in the charts above, it had approved an amendment (effective May 19, 2005) to each fund’s management contract that eliminated the management fee that the fund paid to Strategic Advisers. At that time, the Board also had approved an amendment to the administration agreement with respect to each fund that eliminated the administration fee that Strategic Advisers paid to FMR.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees paid by FMR under the administration agreement, as well as fund paid 12b 1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class of each fund ranked below its competitive median for 2004, and the total expenses of Class T of each fund ranked above its competitive median for 2004. The Board noted that each fund offers multiple

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Board Approval of Investment Advisory Contracts and Management Fees - continued

classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b 1 fees.

The Board considered that, if each fund’s amended management contract had been in effect (and each fund’s management fee had been eliminated) in 2004, the total expenses of each class of each fund would have been lower and the total expenses of Class T of each fund would have been below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of each fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board noted Fidelity’s assertion that eliminating the management fee for each fund would significantly reduce Fidelity’s profitability. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the fund’s Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, with limited exceptions.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board noted that the elimination of each fund’s manage ment fee would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

Semiannual Report

90

91 Semiannual Report

Semiannual Report

92

93 Semiannual Report

Investment Adviser

Strategic Advisers, Inc. Boston, MA

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc. Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

The Bank of New York New York, NY

AFF USAN-1105 1.792158.102

Fidelity Advisor Freedom Funds® Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 - Institutional Class

Semiannual Report September 30, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Advisor Freedom Income	11	Investment Changes
	12	Investments
	13	Financial Statements
Advisor Freedom 2005	17	Investment Changes
	18	Investments
	19	Financial Statements
Advisor Freedom 2010	23	Investment Changes
	24	Investments
	25	Financial Statements
Advisor Freedom 2015	29	Investment Changes
	30	Investments
	31	Financial Statements
Advisor Freedom 2020	35	Investment Changes
	36	Investments
	37	Financial Statements
Advisor Freedom 2025	41	Investment Changes
	42	Investments
	43	Financial Statements
Advisor Freedom 2030	47	Investment Changes
	48	Investments
	49	Financial Statements
Advisor Freedom 2035	53	Investment Changes
	54	Investments
	55	Financial Statements
Advisor Freedom 2040	59	Investment Changes
	60	Investments
	61	Financial Statements
Notes	65	Notes to the financial statements.
Proxy Voting Results	79
Board Approval of Investment Advisory	80
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifi cally regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initi ated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to pre vent market timing on foreign securities in our funds. I am confi dent we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or con victed offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred cus tomers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of invest ing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 1,026.50	$1.32**
HypotheticalA	$ 1,000.00	$ 1,023.76	$1.32**
Class T
Actual	$ 1,000.00	$ 1,025.30	$2.59**
HypotheticalA	$ 1,000.00	$ 1,022.51	$2.59**
Class B
Actual	$ 1,000.00	$ 1,023.00	$5.12**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Class C
Actual	$ 1,000.00	$ 1,022.90	$5.12**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,028.70	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 1,045.60	$1.33**
HypotheticalA	$ 1,000.00	$ 1,023.76	$1.32**
Class T
Actual	$ 1,000.00	$ 1,043.70	$2.61**
HypotheticalA	$ 1,000.00	$ 1,022.51	$2.59**
Class B
Actual	$ 1,000.00	$ 1,041.20	$5.17**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**

Semiannual Report

4

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Class C
Actual	$ 1,000.00	$ 1,041.20	$5.17**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,046.20	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 1,044.40	$1.33**
HypotheticalA	$ 1,000.00	$ 1,023.76	$1.32**
Class T
Actual	$ 1,000.00	$ 1,043.90	$2.61**
HypotheticalA	$ 1,000.00	$ 1,022.51	$2.59**
Class B
Actual	$ 1,000.00	$ 1,041.00	$5.17**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Class C
Actual	$ 1,000.00	$ 1,041.00	$5.17**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,045.70	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 1,053.80	$1.34**
HypotheticalA	$ 1,000.00	$ 1,023.76	$1.32**
Class T
Actual	$ 1,000.00	$ 1,052.40	$2.62**
HypotheticalA	$ 1,000.00	$ 1,022.51	$2.59**
Class B
Actual	$ 1,000.00	$ 1,049.60	$5.19**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Class C
Actual	$ 1,000.00	$ 1,049.60	$5.19**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,055.00	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 1,059.30	$1.34**
HypotheticalA	$ 1,000.00	$ 1,023.76	$1.32**
Class T
Actual	$ 1,000.00	$ 1,057.90	$2.63**
HypotheticalA	$ 1,000.00	$ 1,022.51	$2.59**
Class B
Actual	$ 1,000.00	$ 1,055.10	$5.20**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Class C
Actual	$ 1,000.00	$ 1,055.30	$5.20**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,060.50	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**

5 5 Semiannual Report

Shareholder Expense Example continued

			Expenses Paid
			During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Advisor Freedom 2025
Class A
Actual	$1,000.00	$ 1,062.70	$1.34**
HypotheticalA	$1,000.00	$ 1,023.76	$1.32**
Class T
Actual	$1,000.00	$ 1,060.90	$2.63**
HypotheticalA	$1,000.00	$ 1,022.51	$2.59**
Class B
Actual	$1,000.00	$ 1,057.90	$5.21**
HypotheticalA	$1,000.00	$ 1,020.00	$5.11**
Class C
Actual	$1,000.00	$ 1,057.90	$5.21**
HypotheticalA	$1,000.00	$ 1,020.00	$5.11**
Institutional Class
Actual	$1,000.00	$ 1,063.70	$.05**
HypotheticalA	$1,000.00	$ 1,025.02	$.05**
Advisor Freedom 2030
Class A
Actual	$1,000.00	$ 1,066.80	$1.35**
HypotheticalA	$1,000.00	$ 1,023.76	$1.32**
Class T
Actual	$1,000.00	$ 1,065.50	$2.64**
HypotheticalA	$1,000.00	$ 1,022.51	$2.59**
Class B
Actual	$1,000.00	$ 1,063.30	$5.22**
HypotheticalA	$1,000.00	$ 1,020.00	$5.11**
Class C
Actual	$1,000.00	$ 1,063.30	$5.22**
HypotheticalA	$1,000.00	$ 1,020.00	$5.11**
Institutional Class
Actual	$1,000.00	$ 1,068.00	$.05**
HypotheticalA	$1,000.00	$ 1,025.02	$.05**
Advisor Freedom 2035
Class A
Actual	$1,000.00	$ 1,067.10	$1.35**
HypotheticalA	$1,000.00	$ 1,023.76	$1.32**
Class T
Actual	$1,000.00	$ 1,066.40	$2.64**
HypotheticalA	$1,000.00	$ 1,022.51	$2.59**
Class B
Actual	$1,000.00	$ 1,063.00	$5.22**
HypotheticalA	$1,000.00	$ 1,020.00	$5.11**
Class C
Actual	$1,000.00	$ 1,063.00	$5.22**
HypotheticalA	$1,000.00	$ 1,020.00	$5.11**
Institutional Class
Actual	$1,000.00	$ 1,068.80	$.05**
HypotheticalA	$1,000.00	$ 1,025.02	$.05**
Advisor Freedom 2040
Class A
Actual	$1,000.00	$ 1,069.00	$1.35**
HypotheticalA	$1,000.00	$ 1,023.76	$1.32**
Class T
Actual	$1,000.00	$ 1,067.80	$2.64**
HypotheticalA	$1,000.00	$ 1,022.51	$2.59**

Semiannual Report

6

Expenses Paid
During Period*
	Beginning	Ending	April 1, 2005
	Account Value	Account Value	to September 30,
	April 1, 2005	September 30, 2005	2005
Class B
Actual	$ 1,000.00	$ 1,065.60	$5.23**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Class C
Actual	$ 1,000.00	$ 1,065.60	$5.23**
HypotheticalA	$ 1,000.00	$ 1,020.00	$5.11**
Institutional Class
Actual	$ 1,000.00	$ 1,070.90	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Advisor Freedom Income
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2005
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2010
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2015
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2020
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2025
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**

7 7 Semiannual Report

Shareholder Expense Example continued

Annualized
Expense Ratio
Advisor Freedom 2030
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2035
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**
Advisor Freedom 2040
Class A	26%**
Class T	51%**
Class B	1.01%**
Class C	1.01%**
Institutional Class	01%**

** Effective May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contract. Under the amended contracts, the Funds no longer pay management fees. If this had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above (not including the fees and expenses of the underlying funds) would have been as follows:

	Annualized	Expenses
	Expense Ratio	Paid
Advisor Freedom Income
Class A	.25%
Actual		$1.27
HypotheticalA		$1.27
Class T	.50%
Actual		$2.54
HypotheticalA		$2.54
Class B	1.00%
Actual		$5.07
HypotheticalA		$5.06
Class C	1.00%
Actual		$5.07
HypotheticalA		$5.06
Institutional Class	.00%
Actual		$.00
HypotheticalA		$.00
Advisor Freedom 2005
Class A	.25%
Actual		$1.28
HypotheticalA		$1.27
Class T	.50%
Actual		$2.56
HypotheticalA		$2.54
Class B	1.00%
Actual		$5.12
HypotheticalA		$5.06
Class C	1.00%
Actual		$5.12
HypotheticalA		$5.06
Institutional Class	.00%
Actual		$.00
HypotheticalA		$.00

Semiannual Report

8

	Annualized	Expenses
	Expense Ratio	Paid
Advisor Freedom 2010
Class A	.25%
Actual		$1.28
HypotheticalA		$1.27
Class T	.50%
Actual		$2.56
HypotheticalA		$2.54
Class B	1.00%
Actual		$5.12
HypotheticalA		$5.06
Class C	1.00%
Actual		$5.12
HypotheticalA		$5.06
Institutional Class	.00%
Actual		$.00
HypotheticalA		$.00
Advisor Freedom 2015
Class A	.25%
Actual		$1.29
HypotheticalA		$1.27
Class T	.50%
Actual		$2.57
HypotheticalA		$2.54
Class B	1.00%
Actual		$5.14
HypotheticalA		$5.06
Class C	1.00%
Actual		$5.14
HypotheticalA		$5.06
Institutional Class	.00%
Actual		$.00
HypotheticalA		$.00
Advisor Freedom 2020
Class A	.25%
Actual		$1.29
HypotheticalA		$1.27
Class T	.50%
Actual		$2.58
HypotheticalA		$2.54
Class B	1.00%
Actual		$5.15
HypotheticalA		$5.06
Class C	1.00%
Actual		$5.15
HypotheticalA		$5.06
Institutional Class	.00%
Actual		$.00
HypotheticalA		$.00
Advisor Freedom 2025
Class A	.25%
Actual		$1.29
HypotheticalA		$1.27
Class T	.50%
Actual		$2.58
HypotheticalA		$2.54
Class B	1.00%
Actual		$5.16
HypotheticalA		$5.06

9 9 Semiannual Report

Shareholder Expense Example continued

	Annualized	Expenses
	Expense Ratio	Paid
Class C	1.00%
Actual		$5.16
HypotheticalA		$5.06
Institutional Class	.00%
Actual		$.00
HypotheticalA		$.00
Advisor Freedom 2030
Class A	.25%
Actual		$1.30
HypotheticalA		$1.27
Class T	.50%
Actual		$2.59
HypotheticalA		$2.54
Class B	1.00%
Actual		$5.17
HypotheticalA		$5.06
Class C	1.00%
Actual		$5.17
HypotheticalA		$5.06
Institutional Class	.00%
Actual		$.00
HypotheticalA		$.00
Advisor Freedom 2035
Class A	.25%
Actual		$1.30
HypotheticalA		$1.27
Class T	.50%
Actual		$2.59
HypotheticalA		$2.54
Class B	1.00%
Actual		$5.17
HypotheticalA		$5.06
Class C	1.00%
Actual		$5.17
HypotheticalA		$5.06
Institutional Class	.00%
Actual		$.00
HypotheticalA		$.00
Advisor Freedom 2040
Class A	.25%
Actual		$1.30
HypotheticalA		$1.27
Class T	.50%
Actual		$2.59
HypotheticalA		$2.54
Class B	1.00%
Actual		$5.18
HypotheticalA		$5.06
Class C	1.00%
Actual		$5.18
HypotheticalA		$5.06
Institutional Class	.00%
Actual		$.00
HypotheticalA		$.00

A 5% return per year before expenses

Semiannual Report

10

Fidelity Advisor Freedom Income Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	4.0	3.9
Fidelity Advisor Equity Growth Fund
Institutional Class	2.0	1.9
Fidelity Advisor Equity Income Fund
Institutional Class	4.0	4.3
Fidelity Advisor Growth & Income
Fund Institutional Class	4.0	4.0
Fidelity Advisor Large Cap Fund
Institutional Class	4.0	3.9
Fidelity Advisor Mid Cap Fund
Institutional Class	1.3	1.3
Fidelity Advisor Small Cap Fund
Institutional Class	1.3	1.4
	20.6	20.7
High Yield Fixed Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional Class	0.6	0.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional Class	19.0	20.0
Fidelity Advisor Intermediate Bond
Fund Institutional Class	19.5	19.9
	38.5	39.9
Short Term Funds
Fidelity Advisor Short Fixed Income
Fund Institutional Class	20.1	15.7
Fidelity Cash Reserves Fund	20.2	23.7
	40.3	39.4
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

11 Semiannual Report

Fidelity Advisor Freedom Income Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 20.6%
	Shares	Value (Note 1)
Domestic Equity Funds 20.6%
Fidelity Advisor Dividend Growth Fund
Institutional Class	218,004	$ 2,594,247
Fidelity Advisor Equity Growth Fund
Institutional Class	27,180	1,338,082
Fidelity Advisor Equity Income Fund
Institutional Class	87,780	2,603,568
Fidelity Advisor Growth & Income Fund
Institutional Class	148,632	2,605,526
Fidelity Advisor Large Cap Fund
Institutional Class	159,547	2,573,489
Fidelity Advisor Mid Cap Fund
Institutional Class	30,507	827,338
Fidelity Advisor Small Cap Fund
Institutional Class	29,821	826,049
TOTAL EQUITY FUNDS
(Cost $11,905,012)		13,368,299

Fixed Income Funds 39.1%

High Yield Fixed-Income Funds – 0.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	39,501	376,046
Investment Grade Fixed Income Funds 38.5%
Fidelity Advisor Government Investment
Fund Institutional Class	1,239,052	12,353,351
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,156,325	12,696,444

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		25,049,795

TOTAL FIXED-INCOME FUNDS
(Cost $25,751,351)		25,425,841

Short Term Funds 40.3%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	1,382,925	13,040,986
Fidelity Cash Reserves Fund	13,105,853	13,105,853
TOTAL SHORT TERM FUNDS
(Cost $26,292,844)		26,146,839
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $63,949,207)		$ 64,940,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $63,949,207) — See accompanying schedule		$64,940,979
Receivable for investments sold		12,642
Receivable for fund shares sold		445,333
Total assets		65,398,954

Liabilities
Payable for investments purchased	$408,828
Payable for fund shares redeemed	49,682
Distribution fees payable	31,749
Total liabilities		490,259

Net Assets		$64,908,695
Net Assets consist of:
Paid in capital		$63,807,450
Undistributed net investment income		135,953
Accumulated undistributed net realized gain (loss) on investments		(26,480)
Net unrealized appreciation (depreciation) on investments		991,772
Net Assets		$64,908,695
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($13,998,425 ÷ 1,341,518 shares)		$10.43
Maximum offering price per share (100/94.25 of $10.43)		$11.07
Class T:
Net Asset Value and redemption price per share ($30,850,022 ÷ 2,958,119 shares)		$10.43
Maximum offering price per share (100/96.50 of $10.43)		$10.81
Class B:
Net Asset Value and offering price per share ($4,793,596 ÷ 460,253 shares)A		$10.42
Class C:
Net Asset Value and offering price per share ($14,397,276 ÷ 1,382,643 shares)A		$10.41
Institutional Class:
Net Asset Value, offering price and redemption price per share ($869,376 ÷ 83,222 shares)		$10.45
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$821,539

Expenses
Management fee	$4,883
Distribution fees	185,684
Independent trustees’ compensation	137
Total expenses before reductions	190,704
Expense reductions	(1,126)	189,578

Net investment income (loss)		631,961
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(6,248)
Change in net unrealized appreciation (depreciation) on underlying funds		886,979
Net gain (loss)		880,731
Net increase (decrease) in net assets resulting from operations		$1,512,692

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Advisor Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		September 30, 2005	March 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$631,961	$739,057
Net realized gain (loss)		(6,248)	181,655
Change in net unrealized appreciation (depreciation)		886,979	(460,298)
Net increase (decrease) in net assets resulting from operations		1,512,692	460,414
Distributions to shareholders from net investment income		(531,851)	(704,650)
Distributions to shareholders from net realized gain		(201,782)	(34,829)
Total distributions		(733,633)	(739,479)
Share transactions - net increase (decrease)		5,819,726	25,789,420
Total increase (decrease) in net assets		6,598,785	25,510,355

Net Assets
Beginning of period		58,309,910	32,799,555
End of period (including undistributed net investment income of $135,953 and undistributed net investment income
of $86,109, respectively)		$64,908,695	$58,309,910

Financial Highlights Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.30	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)E	12	.20	.13
Net realized and unrealized gain (loss)	15	(.10)	.36
Total from investment operations	27	.10	.49
Distributions from net investment income	(.11)	(.19)	(.09)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.14)I	(.20)	(.09)
Net asset value, end of period	$10.43	$10.30	$10.40
Total ReturnB,C,D	2.65%	.99%	4.95%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	27%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	2.39%A	1.96%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$13,998	$10,120	$5,009
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.
I Total distributions of $.141 per share is comprised of distributions from net investment income of $.106 per share and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	14

Financial Highlights Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.30	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss)E		11.18	.11
Net realized and unrealized gain (loss)	15	(.10)	.37
Total from investment operations		26.08	.48
Distributions from net investment income	(.09)	(.16)	(.09)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.13)	(.17)	(.09)
Net asset value, end of period	$10.43	$ 10.30	$ 10.39
Total ReturnB,C,D	2.53%	.79%	4.78%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	52%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	2.14%A	1.71%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$30,850	$ 29,013	$ 14,535
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.

Financial Highlights Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.29	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss)E		09.12	.07
Net realized and unrealized gain (loss)	15	(.10)	.37
Total from investment operations		24.02	.44
Distributions from net investment income	(.07)	(.10)	(.06)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.11)	(.11)	(.06)
Net asset value, end of period	$10.42	$ 10.29	$ 10.38
Total ReturnB,C,D	2.30%	.23%	4.45%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	1.02%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.64%A	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$4,794	$ 4,454	$ 3,649
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Highlights Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.28	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E		09.12	.07
Net realized and unrealized gain (loss)	14	(.09)	.37
Total from investment operations		23.03	.44
Distributions from net investment income	(.07)	(.11)	(.07)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.10)I	(.12)	(.07)
Net asset value, end of period	$10.41	$ 10.28	$ 10.37
Total ReturnB,C,D	2.29%	.24%	4.39%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	1.02%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.64%A	1.21%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$14,397	$ 14,097	$ 9,248
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.
I Total distributions of $.104 per share is comprised of distributions from net investment income of $.069 per share and distributions from net realized gain of $.035 per share.

Financial Highlights Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$10.31	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss)D		14.23	.14
Net realized and unrealized gain (loss)	15	(.11)	.37
Total from investment operations		29.12	.51
Distributions from net investment income	(.12)	(.21)	(.10)
Distributions from net realized gain	(.04)	(.01)	—
Total distributions	(.15)G	(.22)	(.10)
Net asset value, end of period	$10.45	$ 10.31	$ 10.41
Total ReturnB,C	2.87%	1.21%	5.16%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	02%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	2.64%A	2.21%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$869	$ 626	$ 359
Portfolio turnover rate	22%A	18%	46%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Total distributions of $.154 per share is comprised of distributions from net investment income of $.119 per share and distributions from net realized gain of $.035 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	16

Fidelity Advisor Freedom 2005 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	7.9	7.6
Fidelity Advisor Equity Growth Fund
Institutional Class	4.1	3.9
Fidelity Advisor Equity Income Fund
Institutional Class	8.0	8.1
Fidelity Advisor Growth & Income
Fund Institutional Class	7.9	7.8
Fidelity Advisor Large Cap Fund
Institutional Class	7.8	7.7
Fidelity Advisor Mid Cap Fund
Institutional Class	2.5	2.5
Fidelity Advisor Small Cap Fund
Institutional Class	2.5	2.6
	40.7	40.2
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional Class	2.6	2.7
Fidelity Advisor Overseas Fund
Institutional Class	2.5	2.7
	5.1	5.4
High Yield Fixed Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional Class	5.0	5.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional Class	18.8	19.7
Fidelity Advisor Intermediate Bond
Fund Institutional Class	18.5	19.6
	37.3	39.3
Short Term Funds
Fidelity Advisor Short Fixed Income
Fund Institutional Class	5.9	3.9
Fidelity Cash Reserves Fund	6.0	5.9
	11.9	9.8
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

17 Semiannual Report

Fidelity Advisor Freedom 2005 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 45.8%
	Shares	Value (Note 1)
Domestic Equity Funds 40.7%
Fidelity Advisor Dividend Growth Fund
Institutional Class	216,190	$ 2,572,661
Fidelity Advisor Equity Growth Fund
Institutional Class	27,293	1,343,659
Fidelity Advisor Equity Income Fund
Institutional Class	87,526	2,596,028
Fidelity Advisor Growth & Income Fund
Institutional Class	145,780	2,555,527
Fidelity Advisor Large Cap Fund
Institutional Class	155,884	2,514,412
Fidelity Advisor Mid Cap Fund
Institutional Class	29,877	810,271
Fidelity Advisor Small Cap Fund
Institutional Class	28,904	800,639

TOTAL DOMESTIC EQUITY FUNDS		13,193,197
International Equity Funds 5.1%
Fidelity Advisor Diversified International
Fund Institutional Class	38,896	824,986
Fidelity Advisor Overseas Fund
Institutional Class	42,592	813,079

TOTAL INTERNATIONAL EQUITY FUNDS		1,638,065

TOTAL EQUITY FUNDS
(Cost $13,457,405)		14,831,262

Fixed Income Funds 42.3%

High Yield Fixed-Income Funds – 5.0%
Fidelity Advisor High Income Advantage
Fund Institutional Class	171,597	1,633,605
Investment Grade Fixed Income Funds 37.3%
Fidelity Advisor Government Investment
Fund Institutional Class	610,416	6,085,843
Fidelity Advisor Intermediate Bond Fund
Institutional Class	546,276	5,998,109

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		12,083,952

TOTAL FIXED-INCOME FUNDS
(Cost $13,764,273)		13,717,557

Short Term Funds 11.9%

Fidelity Advisor Short Fixed Income Fund
Institutional Class	203,642	1,920,341
Fidelity Cash Reserves Fund	1,928,370	1,928,370
TOTAL SHORT TERM FUNDS
(Cost $3,866,287)		3,848,711
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $31,087,965)		$ 32,397,530

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $31,087,965) — See accompanying schedule		$32,397,530
Cash		9
Receivable for investments sold		2,700
Receivable for fund shares sold		20,479
Total assets		32,420,718

Liabilities
Payable for investments purchased	$15,533
Payable for fund shares redeemed	7,308
Distribution fees payable	14,626
Total liabilities		37,467

Net Assets		$32,383,251
Net Assets consist of:
Paid in capital		$30,816,659
Undistributed net investment income		236,112
Accumulated undistributed net realized gain (loss) on investments		20,915
Net unrealized appreciation (depreciation) on investments		1,309,565
Net Assets		$32,383,251
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($10,676,131 ÷ 970,701 shares)		$11.00
Maximum offering price per share (100/94.25 of $11.00)		$11.67
Class T:
Net Asset Value and redemption price per share ($10,968,933 ÷ 999,582 shares)		$10.97
Maximum offering price per share (100/96.50 of $10.97)		$11.37
Class B:
Net Asset Value and offering price per share ($3,330,226 ÷ 304,618 shares)A		$10.93
Class C:
Net Asset Value and offering price per share ($6,265,579 ÷ 573,331 shares)A		$10.93
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,142,382 ÷ 103,564 shares)		$11.03
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$318,158
Interest		5
Total income		318,163

Expenses
Management fee	$1,981
Distribution fees	86,459
Independent trustees’ compensation	65
Total expenses before reductions	88,505
Expense reductions	(455)	88,050

Net investment income (loss)		230,113
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		38,347
Change in net unrealized appreciation (depreciation) on underlying funds		1,117,633
Net gain (loss)		1,155,980
Net increase (decrease) in net assets resulting from operations		$1,386,093

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		September 30, 2005	March 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$230,113	$266,970
Net realized gain (loss)		38,347	66,761
Change in net unrealized appreciation (depreciation)		1,117,633	131,084
Net increase (decrease) in net assets resulting from operations		1,386,093	464,815
Distributions to shareholders from net investment income		(39,882)	(231,296)
Distributions to shareholders from net realized gain		(84,144)	(3,243)
Total distributions		(124,026)	(234,539)
Share transactions - net increase (decrease)		8,120,918	16,679,243
Total increase (decrease) in net assets		9,382,985	16,909,519

Net Assets
Beginning of period		23,000,266	6,090,747
End of period (including undistributed net investment income of $236,112 and undistributed net investment income
of $66,592, respectively)		$ 32,383,251	$23,000,266

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.57	$10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)E	10	.22	.09
Net realized and unrealized gain (loss)	38	.03	.46
Total from investment operations	48	.25	.55
Distributions from net investment income	(.02)	(.17)	(.06)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.05)	(.17)	(.06)
Net asset value, end of period	$11.00	$10.57	$10.49
Total ReturnB,C,D	4.56%	2.38%	5.52%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	1.84%A	2.13%	2.21%A
Supplemental Data
Net assets, end of period (000 omitted)	$10,676	$5,970	$1,386
Portfolio turnover rate	51%A	24%	9%A
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	20

Financial Highlights Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss)E		09.20	.08
Net realized and unrealized gain (loss)		37.03	.46
Total from investment operations		46.23	.54
Distributions from net investment income	(.02)	(.14)	(.06)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.05)	(.15)I	(.06)
Net asset value, end of period	$10.97	$ 10.56	$ 10.48
Total ReturnB,C,D	4.37%	2.17%	5.36%
Ratios to Average Net AssetsG,J
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	1.59%A	1.88%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$10,969	$ 7,977	$ 2,031
Portfolio turnover rate	51%A	24%	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Total distributions of $.148 per share is comprised of distributions from net investment income of $.144 per share and distributions from net realized gain of $.004 per share.
J Amounts do not include the activity of the underlying funds.

Financial Highlights Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E		06.14	.06
Net realized and unrealized gain (loss)		37.03	.46
Total from investment operations		43.17	.52
Distributions from net investment income	—H	(.11)	(.05)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.03)	(.11)	(.05)
Net asset value, end of period	$10.93	$ 10.53	$ 10.47
Total ReturnB,C,D	4.12%	1.64%	5.21%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.09%A	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,330	$ 2,747	$ 1,203
Portfolio turnover rate	51%A	24%	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.53	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E		06.14	.06
Net realized and unrealized gain (loss)		37.04	.46
Total from investment operations		43.18	.52
Distributions from net investment income	—H	(.12)	(.05)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.03)	(.12)	(.05)
Net asset value, end of period	$10.93	$ 10.53	$ 10.47
Total ReturnB,C,D	4.12%	1.74%	5.21%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.09%A	1.38%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$6,266	$ 5,655	$ 1,073
Portfolio turnover rate	51%A	24%	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$10.60	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D		11.25	.10
Net realized and unrealized gain (loss)		38.04	.45
Total from investment operations		49.29	.55
Distributions from net investment income	(.03)	(.18)	(.06)
Distributions from net realized gain	(.03)	—G	—
Total distributions	(.06)	(.18)	(.06)
Net asset value, end of period	$11.03	$ 10.60	$ 10.49
Total ReturnB,C	4.62%	2.79%	5.52%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	2.09%A	2.38%	2.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,142	$ 651	$ 397
Portfolio turnover rate	51%A	24%	9%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 6, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	22

Fidelity Advisor Freedom 2010 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	8.1	7.7
Fidelity Advisor Equity Growth Fund
Institutional Class	4.2	3.9
Fidelity Advisor Equity Income Fund
Institutional Class	8.1	8.2
Fidelity Advisor Growth & Income
Fund Institutional Class	7.9	7.8
Fidelity Advisor Large Cap Fund
Institutional Class	7.9	7.8
Fidelity Advisor Mid Cap Fund
Institutional Class	2.5	2.5
Fidelity Advisor Small Cap Fund
Institutional Class	2.5	2.6
	41.2	40.5
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	2.7	2.8
Fidelity Advisor Overseas Fund
Institutional Class	2.6	2.7
	5.3	5.5
High Yield Fixed Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional Class	5.1	5.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional Class	19.6	19.6
Fidelity Advisor Intermediate Bond
Fund Institutional Class	19.5	19.6
	39.1	39.2
Short Term Funds
Fidelity Advisor Short Fixed Income
Fund Institutional Class	4.6	3.8
Fidelity Cash Reserves Fund	4.7	5.7
	9.3	9.5
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

23 Semiannual Report

Fidelity Advisor Freedom 2010 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 46.5%
	Shares	Value (Note 1)
Domestic Equity Funds 41.2%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,015,308	$ 23,982,162
Fidelity Advisor Equity Growth Fund
Institutional Class	251,646	12,388,529
Fidelity Advisor Equity Income Fund
Institutional Class	806,965	23,934,568
Fidelity Advisor Growth & Income Fund
Institutional Class	1,326,893	23,260,441
Fidelity Advisor Large Cap Fund
Institutional Class	1,433,606	23,124,061
Fidelity Advisor Mid Cap Fund
Institutional Class	275,603	7,474,351
Fidelity Advisor Small Cap Fund
Institutional Class	262,998	7,285,035

TOTAL DOMESTIC EQUITY FUNDS		121,449,147
International Equity Funds 5.3%
Fidelity Advisor Diversified International
Fund Institutional Class	365,868	7,760,068
Fidelity Advisor Overseas Fund
Institutional Class	404,152	7,715,255

TOTAL INTERNATIONAL EQUITY FUNDS		15,475,323

TOTAL EQUITY FUNDS
(Cost $123,940,099)		136,924,470

Fixed Income Funds 44.2%

High Yield Fixed-Income Funds – 5.1%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,561,525	14,865,723
Investment Grade Fixed Income Funds 39.1%
Fidelity Advisor Government Investment
Fund Institutional Class	5,781,918	57,645,726
Fidelity Advisor Intermediate Bond Fund
Institutional Class	5,249,932	57,644,258

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		115,289,984

TOTAL FIXED-INCOME FUNDS
(Cost $131,347,425)		130,155,707

Short Term Funds 9.3%

Fidelity Advisor Short Fixed Income
Fund Institutional Class	1,458,556	13,754,182
Fidelity Cash Reserves Fund	13,816,566	13,816,566
TOTAL SHORT TERM FUNDS
(Cost $27,719,801)		27,570,748
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $283,007,325)	$ 294,650,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities
		September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $283,007,325) — See accompanying schedule		$294,650,925
Receivable for fund shares sold		1,450,086
Total assets		296,101,011

Liabilities
Payable for investments purchased	$ 1,023,730
Payable for fund shares redeemed	352,157
Distribution fees payable	121,981
Total liabilities		1,497,868

Net Assets		$294,603,143
Net Assets consist of:
Paid in capital		$280,946,637
Undistributed net investment income		2,063,948
Accumulated undistributed net realized gain (loss) on investments		(51,042)
Net unrealized appreciation (depreciation) on investments		11,643,600
Net Assets		$294,603,143
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($105,338,930 ÷ 9,223,064 shares)		$11.42
Maximum offering price per share (100/94.25 of $11.42)		$12.12
Class T:
Net Asset Value and redemption price per share ($116,798,462 ÷ 10,264,969 shares)		$11.38
Maximum offering price per share (100/96.50 of $11.38)		$11.79
Class B:
Net Asset Value and offering price per share ($30,555,458 ÷ 2,697,081 shares)A		$11.33
Class C:
Net Asset Value and offering price per share ($32,808,797 ÷ 2,899,255 shares)A		$11.32
Institutional Class:
Net Asset Value, offering price and redemption price per share ($9,101,496 ÷ 794,574 shares)		$11.45

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$2,747,302

Expenses
Management fee	$19,560
Distribution fees	675,688
Independent trustees’ compensation	566
Total expenses before reductions	695,814
Expense reductions	(4,541)	691,273

Net investment income (loss)		2,056,029
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(23)
Change in net unrealized appreciation (depreciation) on underlying funds		9,291,262
Net gain (loss)		9,291,239
Net increase (decrease) in net assets resulting from operations		$11,347,268

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity Advisor Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		September 30, 2005	March 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$2,056,029	$2,856,146
Net realized gain (loss)		(23)	949,461
Change in net unrealized appreciation (depreciation)		9,291,262	417,464
Net increase (decrease) in net assets resulting from operations		11,347,268	4,223,071
Distributions to shareholders from net investment income		(505,862)	(2,579,243)
Distributions to shareholders from net realized gain		(997,813)	(20,201)
Total distributions		(1,503,675)	(2,599,444)
Share transactions - net increase (decrease)		55,697,542	136,717,726
Total increase (decrease) in net assets		65,541,135	138,341,353

Net Assets
Beginning of period		229,062,008	90,720,655
End of period (including undistributed net investment income of $2,063,948 and undistributed net investment
income of $718,326, respectively)		$ 294,603,143	$ 229,062,008

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.01	$10.92	$10.00
Income from Investment Operations
Net investment income (loss)E	10	.23	.16
Net realized and unrealized gain (loss)	39	.04	.83
Total from investment operations	49	.27	.99
Distributions from net investment income	(.03)	(.18)	(.07)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.08)	(.18)	(.07)
Net asset value, end of period	$11.42	$11.01	$10.92
Total ReturnB,C,D	4.44%	2.48%	9.92%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	27%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	1.83%A	2.10%	2.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$105,339	$74,013	$32,615
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	26

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.97	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss)E		09.20	.14
Net realized and unrealized gain (loss)		39.04	.83
Total from investment operations		48.24	.97
Distributions from net investment income	(.02)	(.17)	(.07)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.07)	(.17)	(.07)
Net asset value, end of period	$11.38	$ 10.97	$ 10.90
Total ReturnB,C,D	4.39%	2.18%	9.72%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	1.58%A	1.86%	1.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,798	$ 94,744	$ 29,964
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.94	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E		06.15	.10
Net realized and unrealized gain (loss)		39.04	.83
Total from investment operations		45.19	.93
Distributions from net investment income	(.01)	(.12)	(.06)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.06)	(.12)	(.06)
Net asset value, end of period	$11.33	$ 10.94	$ 10.87
Total ReturnB,C,D	4.10%	1.72%	9.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.02%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.08%A	1.35%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$30,555	$ 27,098	$ 14,897
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.93	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E		06.15	.10
Net realized and unrealized gain (loss)		39.04	.83
Total from investment operations		45.19	.93
Distributions from net investment income	(.01)	(.13)	(.06)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.06)	(.13)	(.06)
Net asset value, end of period	$11.32	$ 10.93	$ 10.87
Total ReturnB,C,D	4.10%	1.72%	9.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	1.08%A	1.36%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$32,809	$ 27,668	$ 11,552
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$11.03	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss)D		12.26	.17
Net realized and unrealized gain (loss)		38.05	.83
Total from investment operations		50.31	1.00
Distributions from net investment income	(.04)	(.20)	(.07)
Distributions from net realized gain	(.05)	—G	—
Total distributions	(.08)J	(.21)H	(.07)
Net asset value, end of period	$11.45	$ 11.03	$ 10.93
Total ReturnB,C	4.57%	2.80%	10.02%
Ratios to Average Net AssetsF,I
Expenses before expense reductions	02%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	2.08%A	2.35%	2.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$9,101	$ 5,538	$ 1,691
Portfolio turnover rate	6%A	5%	103%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Total distribution of $.206 per share is comprised of distributions from net investment income of $.204 per share and distributions from net realized gain of $.002 per share.
I Amounts do not include the activity of the underlying funds.
J Total distribution of $.08 per share is comprised of distributions from net investment income of $.035 per share and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	28

Fidelity Advisor Freedom 2015 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	10.1	9.6
Fidelity Advisor Equity Growth
Fund Institutional Class	5.2	4.9
Fidelity Advisor Equity Income
Fund Institutional Class	10.0	10.2
Fidelity Advisor Growth & Income
Fund Institutional Class	9.9	9.9
Fidelity Advisor Large Cap Fund
Institutional Class	9.8	9.8
Fidelity Advisor Mid Cap Fund
Institutional Class	3.2	3.1
Fidelity Advisor Small Cap Fund
Institutional Class	3.1	3.2
	51.3	50.7
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	4.3	4.1
Fidelity Advisor Overseas Fund
Institutional Class	4.3	4.0
	8.6	8.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	6.7	6.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	15.0	15.1
Fidelity Advisor Intermediate Bond
Fund Institutional Class	14.9	15.0
	29.9	30.1
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	1.6	1.8
Fidelity Cash Reserves Fund	1.9	2.7
	3.5	4.5
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

29 Semiannual Report

Fidelity Advisor Freedom 2015 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 59.9%
	Shares	Value (Note 1)
Domestic Equity Funds 51.3%
Fidelity Advisor Dividend Growth Fund
Institutional Class	1,959,483	$ 23,317,852
Fidelity Advisor Equity Growth Fund
Institutional Class	245,008	12,061,765
Fidelity Advisor Equity Income Fund
Institutional Class	784,684	23,273,734
Fidelity Advisor Growth & Income Fund
Institutional Class	1,312,648	23,010,728
Fidelity Advisor Large Cap Fund
Institutional Class	1,414,413	22,814,488
Fidelity Advisor Mid Cap Fund
Institutional Class	268,782	7,289,363
Fidelity Advisor Small Cap Fund
Institutional Class	255,223	7,069,687

TOTAL DOMESTIC EQUITY FUNDS		118,837,617
International Equity Funds 8.6%
Fidelity Advisor Diversified International
Fund Institutional Class	470,028	9,969,284
Fidelity Advisor Overseas Fund
Institutional Class	519,776	9,922,528

TOTAL INTERNATIONAL EQUITY FUNDS		19,891,812

TOTAL EQUITY FUNDS
(Cost $127,888,372)		138,729,429

Fixed Income Funds 36.6%

High Yield Fixed-Income Funds – 6.7%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,620,533	15,427,474
Investment Grade Fixed Income Funds 29.9%
Fidelity Advisor Government Investment
Fund Institutional Class	3,480,289	34,698,479
Fidelity Advisor Intermediate Bond Fund
Institutional Class	3,159,735	34,693,895

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		69,392,374

TOTAL FIXED-INCOME FUNDS
(Cost $85,334,229)		84,819,848

Short Term Funds 3.5%

Fidelity Advisor Short Fixed Income
Fund Institutional Class	401,769	3,788,683
Fidelity Cash Reserves Fund	4,424,852	4,424,852
TOTAL SHORT TERM FUNDS
(Cost $8,251,004)		8,213,535
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $221,473,605)	$ 231,762,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $221,473,605) — See accompanying schedule		$231,762,812
Cash		47
Receivable for investments sold		266
Receivable for fund shares sold		1,059,501
Total assets		232,822,626

Liabilities
Payable for investments purchased	$913,594
Payable for fund shares redeemed	62,458
Distribution fees payable	93,491
Total liabilities		1,069,543

Net Assets		$231,753,083
Net Assets consist of:
Paid in capital		$220,340,814
Undistributed net investment income		1,202,317
Accumulated undistributed net realized gain (loss) on investments		(79,255)
Net unrealized appreciation (depreciation) on investments		10,289,207
Net Assets		$231,753,083
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($76,304,814 ÷ 6,756,918 shares)		$11.29
Maximum offering price per share (100/94.25 of $11.29)		$11.98
Class T:
Net Asset Value and redemption price per share ($87,192,677 ÷ 7,739,030 shares)		$11.27
Maximum offering price per share (100/96.50 of $11.27)		$11.68
Class B:
Net Asset Value and offering price per share ($26,505,015 ÷ 2,362,547 shares)A		$11.22
Class C:
Net Asset Value and offering price per share ($26,156,286 ÷ 2,331,133 shares)A		$11.22
Institutional Class:
Net Asset Value, offering price and redemption price per share ($15,594,291 ÷ 1,375,262 shares)		$11.34
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$1,666,690
Interest		157
Total income		1,666,847

Expenses
Management fee	$13,329
Distribution fees	486,505
Independent trustees’ compensation	404
Total expenses before reductions	500,238
Expense reductions	(3,160)	497,078

Net investment income (loss)		1,169,769
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(9,313)
Change in net unrealized appreciation (depreciation) on underlying funds		9,127,417
Net gain (loss)		9,118,104
Net increase (decrease) in net assets resulting from operations		$10,287,873

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended		Year ended
		September 30, 2005		March 31,
		(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$1,169,769	$	1,395,893
Net realized gain (loss)		(9,313)		568,476
Change in net unrealized appreciation (depreciation)		9,127,417		992,415
Net increase (decrease) in net assets resulting from operations		10,287,873		2,956,784
Distributions to shareholders from net investment income		(168,244)		(1,216,011)
Distributions to shareholders from net realized gain		(637,230)		(6,537)
Total distributions		(805,474)		(1,222,548)
Share transactions - net increase (decrease)		70,697,200		131,894,217
Total increase (decrease) in net assets		80,179,599		133,628,453

Net Assets
Beginning of period		151,573,484		17,945,031
End of period (including undistributed net investment income of $1,202,317 and undistributed net investment
income of $318,954, respectively)		$ 231,753,083		$151,573,484

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005		2004F
Net asset value, beginning of period	$10.77	$10.57		$10.00
Income from Investment Operations
Net investment income (loss)E	08	.21		.07
Net realized and unrealized gain (loss)	50	.13		.56
Total from investment operations	58	.34		.63
Distributions from net investment income	(.02)	(.14)		(.06)
Distributions from net realized gain	(.04)	—H		—
Total distributions	(.06)	(.14)		(.06)
Net asset value, end of period	$11.29	$10.77		$10.57
Total ReturnB,C,D	5.38%	3.22%		6.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%		.35%A
Expenses net of voluntary waivers, if any	26%A	.33%		.33%A
Expenses net of all reductions	26%A	.33%		.33%A
Net investment income (loss)	1.46%A	2.02%		1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$76,305	$45,028		$4,773
Portfolio turnover rate	2%A	3%		5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to Marach 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	32

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.76	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E		07.19	.06
Net realized and unrealized gain (loss)		49.13	.57
Total from investment operations		56.32	.63
Distributions from net investment income	(.01)	(.13)	(.06)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.05)	(.13)	(.06)
Net asset value, end of period	$11.27	$ 10.76	$ 10.57
Total ReturnB,C,D	5.24%	3.01%	6.27%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	1.21%A	1.77%	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$87,193	$ 55,945	$ 5,038
Portfolio turnover rate	2%A	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E		04.13	.04
Net realized and unrealized gain (loss)		49.13	.58
Total from investment operations		53.26	.62
Distributions from net investment income	—	(.09)	(.06)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.04)	(.09)	(.06)
Net asset value, end of period	$11.22	$ 10.73	$ 10.56
Total ReturnB,C,D	4.96%	2.49%	6.17%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	71%A	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$26,505	$ 18,813	$ 4,259
Portfolio turnover rate	2%A	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.73	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss)E		04.13	.04
Net realized and unrealized gain (loss)		49.13	.57
Total from investment operations		53.26	.61
Distributions from net investment income	—	(.09)	(.05)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.04)	(.09)	(.05)
Net asset value, end of period	$11.22	$ 10.73	$ 10.56
Total ReturnB,C,D	4.96%	2.47%	6.12%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	71%A	1.28%	1.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$26,156	$ 18,926	$ 3,593
Portfolio turnover rate	2%A	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$10.81	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D		09.24	.09
Net realized and unrealized gain (loss)		50.13	.56
Total from investment operations		59.37	.65
Distributions from net investment income	(.02)	(.15)	(.06)
Distributions from net realized gain	(.04)	—G	—
Total distributions	(.06)	(.15)	(.06)
Net asset value, end of period	$11.34	$ 10.81	$ 10.59
Total ReturnB,C	5.50%	3.52%	6.52%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	1.71%A	2.27%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$15,594	$ 12,861	$ 282
Portfolio turnover rate	2%A	3%	5%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 6, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	34

Fidelity Advisor Freedom 2020 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	11.7	11.3
Fidelity Advisor Equity Growth
Fund Institutional Class	6.0	5.7
Fidelity Advisor Equity Income
Fund Institutional Class	11.7	12.1
Fidelity Advisor Growth & Income
Fund Institutional Class	11.6	11.6
Fidelity Advisor Large Cap Fund
Institutional Class	11.5	11.4
Fidelity Advisor Mid Cap Fund
Institutional Class	3.6	3.7
Fidelity Advisor Small Cap Fund
Institutional Class	3.6	3.8
	59.7	59.6
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	5.1	5.5
Fidelity Advisor Overseas Fund
Institutional Class	5.0	5.2
	10.1	10.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.4	7.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	11.3	10.9
Fidelity Advisor Intermediate Bond
Fund Institutional Class	11.4	10.9
	22.7	21.8
Short-Term Funds
Fidelity Advisor Short Fixed
Income Fund Institutional Class	0.0	0.0
Fidelity Cash Reserves Fund	0.1	0.1
	0.1	0.1
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

35 Semiannual Report

Fidelity Advisor Freedom 2020 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 69.8%
	Shares	Value (Note 1)
Domestic Equity Funds 59.7%
Fidelity Advisor Dividend Growth Fund
Institutional Class	5,362,112	$ 63,809,137
Fidelity Advisor Equity Growth Fund
Institutional Class	669,055	32,937,562
Fidelity Advisor Equity Income Fund
Institutional Class	2,147,111	63,683,303
Fidelity Advisor Growth & Income Fund
Institutional Class	3,617,811	63,420,221
Fidelity Advisor Large Cap Fund
Institutional Class	3,894,829	62,823,591
Fidelity Advisor Mid Cap Fund
Institutional Class	732,859	19,875,130
Fidelity Advisor Small Cap Fund
Institutional Class	702,474	19,458,527

TOTAL DOMESTIC EQUITY FUNDS		326,007,471
International Equity Funds 10.1%
Fidelity Advisor Diversified International
Fund Institutional Class	1,307,096	27,723,513
Fidelity Advisor Overseas Fund
Institutional Class	1,436,002	27,413,279

TOTAL INTERNATIONAL EQUITY FUNDS		55,136,792

TOTAL EQUITY FUNDS
(Cost $344,349,129)		381,144,263

Fixed Income Funds 30.1%

High Yield Fixed-Income Funds – 7.4%
Fidelity Advisor High Income Advantage
Fund Institutional Class	4,241,384	40,377,978
Investment Grade Fixed Income Funds 22.7%
Fidelity Advisor Government Investment
Fund Institutional Class	6,200,825	61,822,225
Fidelity Advisor Intermediate Bond Fund
Institutional Class	5,633,336	61,854,024

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		123,676,249

TOTAL FIXED-INCOME FUNDS
(Cost $164,718,191)		164,054,227

Short Term Funds 0.1%

Fidelity Advisor Short Fixed Income
Fund Institutional Class	22,585	212,975
Fidelity Cash Reserves Fund	245,620	245,620
TOTAL SHORT TERM FUNDS
(Cost $460,154)		458,595
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $509,527,474)	$ 545,657,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $509,527,474) — See accompanying schedule		$545,657,085
Receivable for investments sold		105,028
Receivable for fund shares sold		2,221,051
Total assets		547,983,164

Liabilities
Payable to custodian bank	$1
Payable for investments purchased	1,222,364
Payable for fund shares redeemed	1,103,796
Distribution fees payable	222,829
Total liabilities		2,548,990

Net Assets		$545,434,174
Net Assets consist of:
Paid in capital		$507,392,531
Undistributed net investment income		2,079,524
Accumulated undistributed net realized gain (loss) on investments		(167,492)
Net unrealized appreciation (depreciation) on investments		36,129,611
Net Assets		$545,434,174
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,558,040 ÷ 15,614,284 shares)		$12.14
Maximum offering price per share (100/94.25 of $12.14)		$12.88
Class T:
Net Asset Value and redemption price per share ($229,994,684 ÷ 18,974,720 shares)		$12.12
Maximum offering price per share (100/96.50 of $12.12)		$12.56
Class B:
Net Asset Value and offering price per share ($60,285,107 ÷ 4,996,951 shares)A		$12.06
Class C:
Net Asset Value and offering price per share ($50,068,979 ÷ 4,152,228 shares)A		$12.06
Institutional Class:
Net Asset Value, offering price and redemption price per share ($15,527,364 ÷ 1,273,704 shares)		$12.19
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$3,399,543

Expenses
Management fee	$34,940
Distribution fees	1,207,129
Independent trustees’ compensation	1,022
Total expenses before reductions	1,243,091
Expense reductions	(8,256)	1,234,835

Net investment income (loss)		2,164,708
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(74,632)
Change in net unrealized appreciation (depreciation) on underlying funds		25,688,305
Net gain (loss)		25,613,673
Net increase (decrease) in net assets resulting from operations		$27,778,381

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Fidelity Advisor Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		September 30, 2005	March 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$2,164,708	$4,402,724
Net realized gain (loss)		(74,632)	1,965,370
Change in net unrealized appreciation (depreciation)		25,688,305	5,996,006
Net increase (decrease) in net assets resulting from operations		27,778,381	12,364,100
Distributions to shareholders from net investment income		(326,567)	(4,439,939)
Distributions to shareholders from net realized gain		(2,052,359)	(68,080)
Total distributions		(2,378,926)	(4,508,019)
Share transactions - net increase (decrease)		106,751,123	239,359,934
Total increase (decrease) in net assets		132,150,578	247,216,015

Net Assets
Beginning of period		413,283,596	166,067,581
End of period (including undistributed net investment income of $2,079,524 and undistributed net investment
income of $637,463, respectively)		$545,434,174	$413,283,596

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
	2005	2005	2004F
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$11.29	$10.00
Income from Investment Operations
Net investment income (loss)E	07	.20	.13
Net realized and unrealized gain (loss)	61	.23	1.25
Total from investment operations	68	.43	1.38
Distributions from net investment income	(.01)	(.18)	(.09)
Distributions from net realized gain	(.06)	—H	—
Total distributions	(.07)	(.19)I	(.09)
Net asset value, end of period	$12.14	$11.53	$11.29
Total ReturnB,C,D	5.93%	3.75%	13.78%
Ratios to Average Net AssetsG,J
Expenses before expense reductions	26%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	1.17%A	1.80%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,558	$135,306	$ 72,334
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Total distributions of $.185 per share is comprised of distributions from net investment income of $.181 per share and distributions from net realized gain of $.004 per share.
J Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	38

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.52	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss)E		05.18	.11
Net realized and unrealized gain (loss)		61.21	1.26
Total from investment operations		66.39	1.37
Distributions from net investment income	(.01)	(.16)	(.08)
Distributions from net realized gain	(.06)	—H	—
Total distributions	(.06)J	(.16)	(.08)
Net asset value, end of period	$12.12	$ 11.52	$ 11.29
Total ReturnB,C,D	5.79%	3.46%	13.73%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	92%A	1.55%	1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$229,995	$ 177,336	$ 52,310
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.
J Total distribution of $.063 per share is comprised of distributions from net investment income of $.008 per share and distributions from net realized gain of $.055 per share.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.48	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss)E		02.12	.07
Net realized and unrealized gain (loss)		61.21	1.27
Total from investment operations		63.33	1.34
Distributions from net investment income	—	(.12)	(.07)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.05)	(.12)	(.07)
Net asset value, end of period	$12.06	$ 11.48	$ 11.27
Total ReturnB,C,D	5.51%	2.93%	13.37%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	42%A	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$60,285	$ 49,398	$ 23,274
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.48	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E		02.12	.07
Net realized and unrealized gain (loss)		61.22	1.26
Total from investment operations		63.34	1.33
Distributions from net investment income	—	(.12)	(.07)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.05)	(.12)	(.07)
Net asset value, end of period	$12.06	$ 11.48	$ 11.26
Total ReturnB,C,D	5.53%	3.02%	13.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	42%A	1.05%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$50,069	$ 39,310	$ 15,871
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$11.57	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss)D		08.23	.15
Net realized and unrealized gain (loss)		62.23	1.25
Total from investment operations		70.46	1.40
Distributions from net investment income	(.02)	(.20)	(.09)
Distributions from net realized gain	(.06)	—G	—
Total distributions	(.08)	(.20)	(.09)
Net asset value, end of period	$12.19	$ 11.57	$ 11.31
Total ReturnB,C	6.05%	4.06%	14.03%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	02%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	1.42%A	2.05%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$15,527	$ 11,932	$ 2,278
Portfolio turnover rate	3%A	1%	4%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	40

Fidelity Advisor Freedom 2025 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	12.5	12.4
Fidelity Advisor Equity Growth
Fund Institutional Class	6.4	6.3
Fidelity Advisor Equity Income
Fund Institutional Class	12.5	12.9
Fidelity Advisor Growth & Income
Fund Institutional Class	12.6	12.6
Fidelity Advisor Large Cap Fund
Institutional Class	12.4	12.5
Fidelity Advisor Mid Cap Fund
Institutional Class	3.9	3.9
Fidelity Advisor Small Cap Fund
Institutional Class	3.8	4.0
	64.1	64.6
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	5.5	5.9
Fidelity Advisor Overseas Fund
Institutional Class	5.5	5.7
	11.0	11.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.4	7.7
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	8.7	8.1
Fidelity Advisor Intermediate Bond
Fund Institutional Class	8.8	8.0
	17.5	16.1
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

41 Semiannual Report

Fidelity Advisor Freedom 2025 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 75.1%
	Shares	Value (Note 1)
Domestic Equity Funds 64.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	1,938,681	$ 23,070,299
Fidelity Advisor Equity Growth Fund
Institutional Class	241,998	11,913,547
Fidelity Advisor Equity Income Fund
Institutional Class	776,054	23,017,765
Fidelity Advisor Growth & Income Fund
Institutional Class	1,324,511	23,218,671
Fidelity Advisor Large Cap Fund
Institutional Class	1,414,200	22,811,049
Fidelity Advisor Mid Cap Fund
Institutional Class	265,027	7,187,536
Fidelity Advisor Small Cap Fund
Institutional Class	254,626	7,053,140

TOTAL DOMESTIC EQUITY FUNDS		118,272,007
International Equity Funds 11.0%
Fidelity Advisor Diversified International
Fund Institutional Class	481,470	10,211,984
Fidelity Advisor Overseas Fund
Institutional Class	529,932	10,116,404

TOTAL INTERNATIONAL EQUITY FUNDS		20,328,388

TOTAL EQUITY FUNDS
(Cost $127,855,368)		138,600,395

Fixed Income Funds 24.9%

High Yield Fixed-Income Funds – 7.4%
Fidelity Advisor High Income Advantage
Fund Institutional Class	1,431,974	13,632,393
Investment Grade Fixed Income Funds 17.5%
Fidelity Advisor Government Investment
Fund Institutional Class	1,617,174	16,123,228
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,468,927	16,128,822

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS .		32,252,050

TOTAL FIXED-INCOME FUNDS
(Cost $45,984,548)		45,884,443
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $173,839,916)	$ 184,484,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $173,839,916) — See accompanying schedule		$184,484,838
Cash		1,910
Receivable for fund shares sold		667,058
Total assets		185,153,806

Liabilities
Payable for investments purchased	$546,749
Payable for fund shares redeemed	67,289
Distribution fees payable	70,394
Total liabilities		684,432

Net Assets		$184,469,374
Net Assets consist of:
Paid in capital		$173,271,109
Undistributed net investment income		578,355
Accumulated undistributed net realized gain (loss) on investments		(25,012)
Net unrealized appreciation (depreciation) on investments		10,644,922
Net Assets		$184,469,374
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($87,236,511 ÷ 7,516,688 shares)		$11.61
Maximum offering price per share (100/94.25 of $11.61)		$12.32
Class T:
Net Asset Value and redemption price per share ($57,755,002 ÷ 4,973,449 shares)		$11.61
Maximum offering price per share (100/96.50 of $11.61)		$12.03
Class B:
Net Asset Value and offering price per share ($20,821,728 ÷ 1,807,185 shares)A		$11.52
Class C:
Net Asset Value and offering price per share ($15,363,174 ÷ 1,333,350 shares)A		$11.52
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,292,959 ÷ 282,600 shares)		$11.65
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$954,811
Interest		62
Total income		954,873

Expenses
Management fee	$10,421
Distribution fees	364,200
Independent trustees’ compensation	311
Total expenses before reductions	374,932
Expense reductions	(2,454)	372,478

Net investment income (loss)		582,395
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(11,916)
Change in net unrealized appreciation (depreciation) on underlying funds		9,144,863
Net gain (loss)		9,132,947
Net increase (decrease) in net assets resulting from operations		$9,715,342

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended		Year ended
		September 30, 2005		March 31,
		(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$582,395	$	661,992
Net realized gain (loss)		(11,916)		319,501
Change in net unrealized appreciation (depreciation)		9,144,863		1,358,607
Net increase (decrease) in net assets resulting from operations		9,715,342		2,340,100
Distributions to shareholders from net investment income		(24,683)		(647,465)
Distributions to shareholders from net realized gain		(331,363)		(1,629)
Total distributions		(356,046)		(649,094)
Share transactions — net increase (decrease)		52,601,444		110,847,488
Total increase (decrease) in net assets		61,960,740		112,538,494

Net Assets
Beginning of period		122,508,634		9,970,140
End of period (including undistributed net investment income of $578,355 and undistributed net investment income
of $95,450, respectively)		$ 184,469,374		$122,508,634

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005		2004F
Net asset value, beginning of period	$10.96	$10.67		$10.00
Income from Investment Operations
Net investment income (loss)E	05	.19		.06
Net realized and unrealized gain (loss)	63	.23		.67
Total from investment operations	68	.42		.73
Distributions from net investment income	—H	(.13)		(.06)
Distributions from net realized gain	(.03)	—H		—
Total distributions	(.03)	(.13)		(.06)
Net asset value, end of period	$11.61	$10.96		$10.67
Total ReturnB,C,D	6.27%	3.96%		7.32%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%		.35%A
Expenses net of voluntary waivers, if any	26%A	.33%		.33%A
Expenses net of all reductions	26%A	.33%		.33%A
Net investment income (loss)	98%A	1.76%		1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$87,237	$59,347		$2,284
Portfolio turnover rate	5%A	10%		6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	44

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.97	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E		04.16	.05
Net realized and unrealized gain (loss)		63.24	.70
Total from investment operations		67.40	.75
Distributions from net investment income	—	(.12)	(.06)
Distributions from net realized gain	(.03)	—H	—
Total distributions	(.03)	(.12)	(.06)
Net asset value, end of period	$11.61	$ 10.97	$ 10.69
Total ReturnB,C,D	6.09%	3.75%	7.52%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	73%A	1.51%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$57,755	$ 36,966	$ 2,556
Portfolio turnover rate	5%A	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.91	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss)E		01.11	.03
Net realized and unrealized gain (loss)		62.24	.67
Total from investment operations		63.35	.70
Distributions from net investment income	—	(.08)	(.06)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.08)	(.06)
Net asset value, end of period	$11.52	$ 10.91	$ 10.64
Total ReturnB,C,D	5.79%	3.29%	6.97%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	23%A	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$20,822	$ 13,415	$ 2,771
Portfolio turnover rate	5%A	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.91	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss)E		01.11	.03
Net realized and unrealized gain (loss)		62.23	.67
Total from investment operations		63.34	.70
Distributions from net investment income	—	(.08)	(.05)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.08)	(.05)
Net asset value, end of period	$11.52	$ 10.91	$ 10.65
Total ReturnB,C,D	5.79%	3.19%	7.02%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	23%A	1.01%	.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$15,363	$ 10,859	$ 2,137
Portfolio turnover rate	5%A	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)D		07.22	.08
Net realized and unrealized gain (loss)		63.24	.66
Total from investment operations		70.46	.74
Distributions from net investment income	(.01)	(.15)	(.06)
Distributions from net realized gain	(.03)	—G	—
Total distributions	(.04)	(.15)	(.06)
Net asset value, end of period	$11.65	$ 10.99	$ 10.68
Total ReturnB,C	6.37%	4.25%	7.42%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	1.23%A	2.01%	1.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$3,293	$ 1,921	$ 222
Portfolio turnover rate	5%A	10%	6%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 6, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	46

Fidelity Advisor Freedom 2030 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	13.7	13.2
Fidelity Advisor Equity Growth
Fund Institutional Class	7.1	6.6
Fidelity Advisor Equity Income
Fund Institutional Class	13.7	14.1
Fidelity Advisor Growth & Income
Fund Institutional Class	13.6	13.4
Fidelity Advisor Large Cap Fund
Institutional Class	13.5	13.3
Fidelity Advisor Mid Cap Fund
Institutional Class	4.3	4.3
Fidelity Advisor Small Cap Fund
Institutional Class	4.2	4.4
	70.1	69.3
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	6.3	6.7
Fidelity Advisor Overseas Fund
Institutional Class	6.3	6.5
	12.6	13.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	7.4	7.8
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	5.0	4.9
Fidelity Advisor Intermediate Bond
Fund Institutional Class	4.9	4.8
	9.9	9.7
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

47 Semiannual Report

Fidelity Advisor Freedom 2030 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 82.7%
	Shares	Value (Note 1)
Domestic Equity Funds 70.1%
Fidelity Advisor Dividend Growth Fund
Institutional Class	3,497,934	$ 41,625,415
Fidelity Advisor Equity Growth Fund
Institutional Class	436,528	21,490,263
Fidelity Advisor Equity Income Fund
Institutional Class	1,400,744	41,546,057
Fidelity Advisor Growth & Income Fund
Institutional Class	2,356,219	41,304,516
Fidelity Advisor Large Cap Fund
Institutional Class	2,533,302	40,862,163
Fidelity Advisor Mid Cap Fund
Institutional Class	478,267	12,970,601
Fidelity Advisor Small Cap Fund
Institutional Class	457,639	12,676,611

TOTAL DOMESTIC EQUITY FUNDS		212,475,626
International Equity Funds 12.6%
Fidelity Advisor Diversified International
Fund Institutional Class	901,975	19,130,900
Fidelity Advisor Overseas Fund
Institutional Class	993,941	18,974,333

TOTAL INTERNATIONAL EQUITY FUNDS		38,105,233

TOTAL EQUITY FUNDS
(Cost $227,112,334)		250,580,859

Fixed Income Funds 17.3%

High Yield Fixed-Income Funds – 7.4%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,351,200	22,383,425
Investment Grade Fixed Income Funds 9.9%
Fidelity Advisor Government Investment
Fund Institutional Class	1,500,685	14,961,831
Fidelity Advisor Intermediate Bond Fund
Institutional Class	1,362,552	14,960,817

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS .		29,922,648

TOTAL FIXED-INCOME FUNDS
(Cost $52,271,499)		52,306,073
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $279,383,833)	$ 302,886,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 48

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $279,383,833) — See accompanying schedule		$302,886,932
Cash		3,086
Receivable for investments sold		51,548
Receivable for fund shares sold		1,177,964
Total assets		304,119,530

Liabilities
Payable for investments purchased	$630,775
Payable for fund shares redeemed	582,065
Distribution fees payable	124,699
Total liabilities		1,337,539

Net Assets		$302,781,991
Net Assets consist of:
Paid in capital		$278,715,939
Undistributed net investment income		643,746
Accumulated undistributed net realized gain (loss) on investments		(80,793)
Net unrealized appreciation (depreciation) on investments		23,503,099
Net Assets		$302,781,991
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($102,262,179 ÷ 8,152,739 shares)		$12.54
Maximum offering price per share (100/94.25 of $12.54)		$13.31
Class T:
Net Asset Value and redemption price per share ($127,773,566 ÷ 10,220,355 shares)		$12.50
Maximum offering price per share (100/96.50 of $12.50)		$12.95
Class B:
Net Asset Value and offering price per share ($34,911,538 ÷ 2,807,271 shares)A		$12.44
Class C:
Net Asset Value and offering price per share ($28,918,276 ÷ 2,324,981 shares)A		$12.44
Institutional Class:
Net Asset Value, offering price and redemption price per share ($8,916,432 ÷ 708,767 shares)		$12.58
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$1,335,226

Expenses
Management fee	$19,176
Distribution fees	676,258
Independent trustees’ compensation	565
Total expenses before reductions	695,999
Expense reductions	(4,519)	691,480

Net investment income (loss)		643,746
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(22,658)
Change in net unrealized appreciation (depreciation) on underlying funds		16,856,807
Net gain (loss)		16,834,149
Net increase (decrease) in net assets resulting from operations		$17,477,895

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Fidelity Advisor Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended		Year ended
		September 30, 2005		March 31,
		(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$643,746	$	1,851,071
Net realized gain (loss)		(22,658)		1,016,872
Change in net unrealized appreciation (depreciation)		16,856,807		4,336,680
Net increase (decrease) in net assets resulting from operations		17,477,895		7,204,623
Distributions to shareholders from net investment income		—		(1,985,403)
Distributions to shareholders from net realized gain		(991,642)		(16,365)
Total distributions		(991,642)		(2,001,768)
Share transactions - net increase (decrease)		60,789,665		142,242,099
Total increase (decrease) in net assets		77,275,918		147,444,954

Net Assets
Beginning of period		225,506,073		78,061,119
End of period (including undistributed net investment income of $643,746 and undistributed net investment income
of $131,528, respectively)		$ 302,781,991		$225,506,073

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005		2004F
Net asset value, beginning of period	$11.81	$11.48		$10.00
Income from Investment Operations
Net investment income (loss)E	05	.18		.11
Net realized and unrealized gain (loss)	73	.30		1.46
Total from investment operations	78	.48		1.57
Distributions from net investment income	—	(.15)		(.09)
Distributions from net realized gain	(.05)	—H		—
Total distributions	(.05)	(.15)		(.09)
Net asset value, end of period	$12.54	$11.81		$11.48
Total ReturnB,C,D	6.68%	4.19%		15.68%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%		.35%A
Expenses net of voluntary waivers, if any	26%A	.33%		.33%A
Expenses net of all reductions	26%A	.33%		.33%A
Net investment income (loss)	75%A	1.55%		1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$102,262	$65,593		$27,879
Portfolio turnover rate	4%A	2%		2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	50

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.78	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss)E		03.15	.09
Net realized and unrealized gain (loss)		74.30	1.46
Total from investment operations		77.45	1.55
Distributions from net investment income	—	(.14)	(.08)
Distributions from net realized gain	(.05)	—H	—
Total distributions	(.05)	(.14)	(.08)
Net asset value, end of period	$12.50	$ 11.78	$ 11.47
Total ReturnB,C,D	6.55%	3.91%	15.53%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	50%A	1.30%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,774	$ 102,153	$ 27,201
Portfolio turnover rate	4%A	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.09	.05
Net realized and unrealized gain (loss)		74.30	1.46
Total from investment operations		74.39	1.51
Distributions from net investment income	—	(.09)	(.07)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.04)	(.09)	(.07)
Net asset value, end of period	$12.44	$ 11.74	$ 11.44
Total ReturnB,C,D	6.33%	3.41%	15.12%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	—%A	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$34,912	$ 27,653	$ 12,229
Portfolio turnover rate	4%A	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.74	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.09	.05
Net realized and unrealized gain (loss)		74.30	1.46
Total from investment operations		74.39	1.51
Distributions from net investment income	—	(.09)	(.07)
Distributions from net realized gain	(.04)	—H	—
Total distributions	(.04)	(.09)	(.07)
Net asset value, end of period	$12.44	$ 11.74	$ 11.44
Total Return,B,C,D	6.33%	3.41%	15.12%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	—%A	.80%	.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$28,918	$ 22,265	$ 9,722
Portfolio turnover rate	4%A	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$11.84	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss)D		06.21	.13
Net realized and unrealized gain (loss)		74.31	1.45
Total from investment operations		80.52	1.58
Distributions from net investment income	—	(.17)	(.09)
Distributions from net realized gain	(.06)	—G	—
Total distributions	(.06)	(.17)	(.09)
Net asset value, end of period	$12.58	$ 11.84	$ 11.49
Total ReturnB,C	6.80%	4.50%	15.83%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.07%A
Net investment income (loss)	1.00%A	1.80%	1.69%A
Supplemental Data
Net assets, end of period (000 omitted)	$8,916	$ 7,841	$ 1,030
Portfolio turnover rate	4%A	2%	2%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	52

Fidelity Advisor Freedom 2035 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	13.9	13.3
Fidelity Advisor Equity Growth
Fund Institutional Class	7.2	6.7
Fidelity Advisor Equity Income
Fund Institutional Class	13.9	13.9
Fidelity Advisor Growth & Income
Fund Institutional Class	13.0	13.5
Fidelity Advisor Large Cap Fund
Institutional Class	13.0	13.4
Fidelity Advisor Mid Cap Fund
Institutional Class	4.4	4.2
Fidelity Advisor Small Cap Fund
Institutional Class	4.1	4.3
	69.5	69.3
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	7.0	7.8
Fidelity Advisor Overseas Fund
Institutional Class	6.9	7.6
	13.9	15.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	8.6	10.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	4.0	2.7
Fidelity Advisor Intermediate Bond
Fund Institutional Class	4.0	2.6
	8.0	5.3
	100.0	100.0
The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

53 Semiannual Report

Fidelity Advisor Freedom 2035 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.4%
	Shares	Value (Note 1)
Domestic Equity Funds 69.5%
Fidelity Advisor Dividend Growth Fund
Institutional Class	902,192	$ 10,736,087
Fidelity Advisor Equity Growth Fund
Institutional Class	112,415	5,534,182
Fidelity Advisor Equity Income Fund
Institutional Class	361,939	10,735,102
Fidelity Advisor Growth & Income Fund
Institutional Class	573,702	10,056,992
Fidelity Advisor Large Cap Fund
Institutional Class	621,954	10,032,117
Fidelity Advisor Mid Cap Fund
Institutional Class	124,395	3,373,589
Fidelity Advisor Small Cap Fund
Institutional Class	115,970	3,212,373

TOTAL DOMESTIC EQUITY FUNDS		53,680,442
International Equity Funds 13.9%
Fidelity Advisor Diversified International
Fund Institutional Class	253,798	5,383,052
Fidelity Advisor Overseas Fund
Institutional Class	281,681	5,377,298

TOTAL INTERNATIONAL EQUITY FUNDS		10,760,350

TOTAL EQUITY FUNDS
(Cost $59,596,095)		64,440,792

Fixed Income Funds 16.6%

High Yield Fixed-Income Funds – 8.6%
Fidelity Advisor High Income Advantage
Fund Institutional Class	697,243	6,637,757
Investment Grade Fixed Income Funds 8.0%
Fidelity Advisor Government Investment
Fund Institutional Class	311,618	3,106,836
Fidelity Advisor Intermediate Bond Fund
Institutional Class	282,938	3,106,661

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		6,213,497

TOTAL FIXED-INCOME FUNDS
(Cost $12,841,826)		12,851,254
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $72,437,921)		$ 77,292,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 54

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $72,437,921) — See accompanying schedule		$77,292,046
Cash		25
Receivable for fund shares sold		252,402
Total assets		77,544,473

Liabilities
Payable for investments purchased	$136,613
Payable for fund shares redeemed	115,791
Distribution fees payable	32,595
Total liabilities		284,999

Net Assets		$77,259,474
Net Assets consist of:
Paid in capital		$72,295,470
Undistributed net investment income		139,464
Accumulated undistributed net realized gain (loss) on investments		(29,585)
Net unrealized appreciation (depreciation) on investments		4,854,125
Net Assets		$77,259,474
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($28,873,705 ÷ 2,450,951 shares)		$11.78
Maximum offering price per share (100/94.25 of $11.78)		$12.50
Class T:
Net Asset Value and redemption price per share ($27,741,323 ÷ 2,365,386 shares)		$11.73
Maximum offering price per share (100/96.50 of $11.73)		$12.16
Class B:
Net Asset Value and offering price per share ($11,237,994 ÷ 964,470 shares)A		$11.65
Class C:
Net Asset Value and offering price per share ($8,043,713 ÷ 689,689 shares)A		$11.66
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,362,739 ÷ 115,365 shares)		$11.81
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$304,152
Interest		13
Total income		304,165

Expenses
Management fee	$3,848
Distribution fees	161,660
Independent trustees’ compensation	123
Total expenses before reductions	165,631
Expense reductions	(930)	164,701

Net investment income (loss)		139,464
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(11,995)
Change in net unrealized appreciation (depreciation) on underlying funds		4,078,773
Net gain (loss)		4,066,778
Net increase (decrease) in net assets resulting from operations		$4,206,242

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		September 30, 2005	March 31,
		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$139,464	$295,234
Net realized gain (loss)		(11,995)	130,957
Change in net unrealized appreciation (depreciation)		4,078,773	674,970
Net increase (decrease) in net assets resulting from operations		4,206,242	1,101,161
Distributions to shareholders from net investment income		—	(351,658)
Distributions to shareholders from net realized gain		(93,497)	(788)
Total distributions		(93,497)	(352,446)
Share transactions - net increase (decrease)		28,960,045	38,278,752
Total increase (decrease) in net assets		33,072,790	39,027,467

Net Assets
Beginning of period		44,186,684	5,159,217
End of period (including undistributed net investment income of $139,464 and undistributed net investment income
of $0, respectively)		$ 77,259,474	$44,186,684

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.06	$10.70	$10.00
Income from Investment Operations
Net investment income (loss)E	04	.19	.07
Net realized and unrealized gain (loss)	70	.32	.72
Total from investment operations	74	.51	.79
Distributions from net investment income	—	(.15)	(.09)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.15)	(.09)
Net asset value, end of period	$11.78	$11.06	$10.70
Total ReturnB,C,D	6.71%	4.76%	7.88%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	26%A	.35%	.35%A
Expenses net of voluntary waivers, if any	26%A	.33%	.33%A
Expenses net of all reductions	26%A	.33%	.33%A
Net investment income (loss)	75%A	1.71%	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$28,874	$15,281	$1,884
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	56

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.02	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss)E		03.16	.06
Net realized and unrealized gain (loss)		70.31	.71
Total from investment operations		73.47	.77
Distributions from net investment income	—	(.14)	(.08)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.14)	(.08)
Net asset value, end of period	$11.73	$ 11.02	$ 10.69
Total ReturnB,C,D	6.64%	4.37%	7.73%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	50%A	1.46%	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$27,741	$ 16,432	$ 1,047
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.98	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.10	.04
Net realized and unrealized gain (loss)		69.32	.71
Total from investment operations		69.42	.75
Distributions from net investment income	—	(.11)	(.08)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.11)	(.08)
Net asset value, end of period	$11.65	$ 10.98	$ 10.67
Total ReturnB,C,D	6.30%	3.88%	7.48%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	—%A	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$11,238	$ 6,917	$ 1,123
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$10.99	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.10	.04
Net realized and unrealized gain (loss)		69.32	.72
Total from investment operations		69.42	.76
Distributions from net investment income	—	(.11)	(.08)
Distributions from net realized gain	(.02)	—H	—
Total distributions	(.02)	(.11)	(.08)
Net asset value, end of period	$11.66	$ 10.99	$ 10.68
Total ReturnB,C,D	6.30%	3.87%	7.58%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	—%A	.96%	1.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$8,044	$ 5,089	$ 890
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$11.07	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss)D		06.21	.08
Net realized and unrealized gain (loss)		70.31	.72
Total from investment operations		76.52	.80
Distributions from net investment income	—	(.16)	(.09)
Distributions from net realized gain	(.02)	—G	—
Total distributions	(.02)	(.16)	(.09)
Net asset value, end of period	$11.81	$ 11.07	$ 10.71
Total ReturnB,C	6.88%	4.87%	7.98%
Ratios to Average Net AssetsF,H
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	99%A	1.96%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,363	$ 467	$ 216
Portfolio turnover rate	6%A	5%	1%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period November 6, 2003 (commencement of sale of shares) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amount represents less than $.01 per share.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	58

Fidelity Advisor Freedom 2040 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth
Fund Institutional Class	13.7	13.9
Fidelity Advisor Equity Growth
Fund Institutional Class	7.1	7.0
Fidelity Advisor Equity Income
Fund Institutional Class	13.6	14.7
Fidelity Advisor Growth & Income
Fund Institutional Class	13.6	14.2
Fidelity Advisor Large Cap Fund
Institutional Class	13.5	14.0
Fidelity Advisor Mid Cap Fund
Institutional Class	4.3	4.5
Fidelity Advisor Small Cap Fund
Institutional Class	4.2	4.6
	70.0	72.9
International Equity Funds
Fidelity Advisor Diversified
International Fund Institutional
Class	7.6	8.0
Fidelity Advisor Overseas Fund
Institutional Class	7.5	7.7
	15.1	15.7
High Yield Fixed-Income Funds
Fidelity Advisor High Income
Advantage Fund Institutional
Class	9.9	10.3
Investment Grade Fixed-Income Funds
Fidelity Advisor Government
Investment Fund Institutional
Class	2.5	0.6
Fidelity Advisor Intermediate Bond
Fund Institutional Class	2.5	0.5
	5.0	1.1
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

59 Semiannual Report

Fidelity Advisor Freedom 2040 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 85.1%
	Shares	Value (Note 1)
Domestic Equity Funds 70.0%
Fidelity Advisor Dividend Growth Fund
Institutional Class	2,674,865	$ 31,830,895
Fidelity Advisor Equity Growth Fund
Institutional Class	334,507	16,467,770
Fidelity Advisor Equity Income Fund
Institutional Class	1,072,216	31,801,940
Fidelity Advisor Growth & Income Fund
Institutional Class	1,813,495	31,790,567
Fidelity Advisor Large Cap Fund
Institutional Class	1,949,566	31,446,507
Fidelity Advisor Mid Cap Fund
Institutional Class	367,477	9,965,978
Fidelity Advisor Small Cap Fund
Institutional Class	350,098	9,697,701

TOTAL DOMESTIC EQUITY FUNDS		163,001,358
International Equity Funds 15.1%
Fidelity Advisor Diversified International
Fund Institutional Class	828,265	17,567,497
Fidelity Advisor Overseas Fund
Institutional Class	914,972	17,466,820

TOTAL INTERNATIONAL EQUITY FUNDS		35,034,317

TOTAL EQUITY FUNDS
(Cost $180,265,980)		198,035,675

Fixed Income Funds	14.9%

High Yield Fixed-Income Funds – 9.9%
Fidelity Advisor High Income Advantage
Fund Institutional Class	2,410,274	22,945,812
Investment Grade Fixed Income Funds 5.0%
Fidelity Advisor Government Investment
Fund Institutional Class	587,524	5,857,612
Fidelity Advisor Intermediate Bond Fund
Institutional Class	532,832	5,850,499

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS .		11,708,111

TOTAL FIXED-INCOME FUNDS
(Cost $34,400,718)		34,653,923
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $214,666,698)	$ 232,689,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 60

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $214,666,698) — See accompanying schedule		$232,689,598
Receivable for investments sold		943
Receivable for fund shares sold		731,669
Total assets		233,422,210

Liabilities
Payable to custodian bank	$1
Payable for investments purchased	497,944
Payable for fund shares redeemed	232,498
Distribution fees payable	97,937
Total liabilities		828,380

Net Assets		$232,593,830
Net Assets consist of:
Paid in capital		$214,194,110
Undistributed net investment income		450,623
Accumulated undistributed net realized gain (loss) on investments		(73,803)
Net unrealized appreciation (depreciation) on investments		18,022,900
Net Assets		$232,593,830
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($81,507,177 ÷ 6,357,897 shares)		$12.82
Maximum offering price per share (100/94.25 of $12.82)		$13.60
Class T:
Net Asset Value and redemption price per share ($90,977,387 ÷ 7,118,394 shares)		$12.78
Maximum offering price per share (100/96.50 of $12.78)		$13.24
Class B:
Net Asset Value and offering price per share ($25,399,527 ÷ 2,001,827 shares)A		$12.69
Class C:
Net Asset Value and offering price per share ($29,210,238 ÷ 2,302,709 shares)A		$12.69
Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,499,501 ÷ 427,705 shares)		$12.86
A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
	Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$981,458
Interest		2
Total income		981,460

Expenses
Management fee	$13,998
Distribution fees	519,816
Independent trustees’ compensation	416
Total expenses before reductions	534,230
Expense reductions	(3,432)	530,798

Net investment income (loss)		450,662
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(16,833)
Change in net unrealized appreciation (depreciation) on underlying funds		13,349,448
Net gain (loss)		13,332,615
Net increase (decrease) in net assets resulting from operations		$13,783,277

See accompanying notes which are an integral part of the financial statements.

61 Semiannual Report

Fidelity Advisor Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets
		Six months ended		Year ended
		September 30, 2005		March 31,
		(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$450,662	$	1,078,538
Net realized gain (loss)		(16,833)		530,762
Change in net unrealized appreciation (depreciation)		13,349,448		3,286,735
Net increase (decrease) in net assets resulting from operations		13,783,277		4,896,035
Distributions to shareholders from net investment income		—		(1,190,067)
Distributions to shareholders from net realized gain		(484,364)		—
Total distributions		484,364		(1,190,067)
Share transactions — net increase (decrease)		56,633,921		115,613,636
Total increase (decrease) in net assets		69,932,834		119,319,604

Net Assets
Beginning of period		162,660,996		43,341,392
End of period (including undistributed net investment income of $450,623 and undistributed net investment income
of $26,420, respectively)		$ 232,593,830		$162,660,996

Financial Highlights — Class A
	Six months ended
	September 30, 2005		Years ended March 31,
Selected Per Share Data	(Unaudited)	2005		2004F
Net asset value, beginning of period	$12.03	$11.62		$10.00
Income from Investment Operations
Net investment income (loss)E	04	.18		.12
Net realized and unrealized gain (loss)	79	.39		1.60
Total from investment operations	83	.57		1.72
Distributions from net investment income	—	(.16)		(.10)
Distributions from net realized gain	(.04)	—		—
Total distributions	(.04)	(.16)		(.10)
Net asset value, end of period	$12.82	$12.03		$11.62
Total ReturnB,C,D	6.90%	4.87%		17.19%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	26%A	.35%		.35%A
Expenses net of voluntary waivers, if any	26%A	.33%		.33%A
Expenses net of all reductions	26%A	.33%		.33%A
Net investment income (loss)	73%A	1.50%		1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$81,507	$51,718		$9,666
Portfolio turnover rate	5%A	3%		3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	62

Financial Highlights — Class T
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$12.00	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss)E		03.15	.10
Net realized and unrealized gain (loss)		78.38	1.59
Total from investment operations		81.53	1.69
Distributions from net investment income	—	(.13)	(.09)
Distributions from net realized gain	(.03)	—	—
Total distributions	(.03)	(.13)	(.09)
Net asset value, end of period	$12.78	$ 12.00	$ 11.60
Total ReturnB,C,D	6.78%	4.57%	16.93%
Ratios to Average Net AssetsG,H
Expenses before expense reductions	51%A	.60%	.60%A
Expenses net of voluntary waivers, if any	51%A	.58%	.58%A
Expenses net of all reductions	51%A	.58%	.58%A
Net investment income (loss)	48%A	1.25%	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$90,977	$ 66,136	$ 19,191
Portfolio turnover rate	5%A	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amounts do not include the activity of the underlying funds.

Financial Highlights — Class B
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.09	.06
Net realized and unrealized gain (loss)		78.38	1.60
Total from investment operations		78.47	1.66
Distributions from net investment income	—	(.10)	(.09)
Distributions from net realized gain	(.03)	—	—
Total distributions	(.03)	(.10)	(.09)
Net asset value, end of period	$12.69	$ 11.94	$ 11.57
Total ReturnB,C,D	6.56%	4.04%	16.58%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	(.02)%A	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$25,400	$ 18,541	$ 7,232
Portfolio turnover rate	5%A	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

63 Semiannual Report

Financial Highlights — Class C
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004F
Net asset value, beginning of period	$11.94	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss)E	—H	.09	.06
Net realized and unrealized gain (loss)		78.38	1.59
Total from investment operations		78.47	1.65
Distributions from net investment income	—	(.10)	(.08)
Distributions from net realized gain	(.03)	—	—
Total distributions	(.03)	(.10)	(.08)
Net asset value, end of period	$12.69	$ 11.94	$ 11.57
Total ReturnB,C,D	6.56%	4.04%	16.53%
Ratios to Average Net AssetsG,I
Expenses before expense reductions	1.01%A	1.10%	1.10%A
Expenses net of voluntary waivers, if any	1.01%A	1.08%	1.08%A
Expenses net of all reductions	1.01%A	1.08%	1.08%A
Net investment income (loss)	(.02)%A	.75%	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$29,210	$ 21,792	$ 6,958
Portfolio turnover rate	5%A	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period July 24, 2003 (commencement of operations) to March 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
H Amount represents less than $.01 per share.
I Amounts do not include the activity of the underlying funds.

Financial Highlights — Institutional Class
	Six months ended
	September 30, 2005	Years ended March 31,
Selected Per Share Data	(Unaudited)	2005	2004E
Net asset value, beginning of period	$12.05	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss)D		06.21	.13
Net realized and unrealized gain (loss)		79.38	1.60
Total from investment operations		85.59	1.73
Distributions from net investment income	—	(.17)	(.10)
Distributions from net realized gain	(.04)	—	—
Total distributions	(.04)	(.17)	(.10)
Net asset value, end of period	$12.86	$ 12.05	$ 11.63
Total ReturnB,C	7.09%	5.07%	17.34%
Ratios to Average Net AssetsF,G
Expenses before expense reductions	01%A	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%A
Net investment income (loss)	98%A	1.75%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$5,500	$ 4,474	$ 294
Portfolio turnover rate	5%A	3%	3%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period July 24, 2003 (commencement of operations) to March 31, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the fund invests.
G Amounts do not include the activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.
Semiannual Report	64

Notes to Financial Statements For the period ended September 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Advisor Freedom 2005 Fund, Advisor Freedom 2010 Fund, Advisor Freedom 2015 Fund, Advisor Freedom 2020 Fund, Advisor Freedom 2025 Fund, Advisor Freedom 2030 Fund, Advisor Freedom 2035 Fund and Advisor Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

				Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
	Income Tax Purposes	Appreciation	Depreciation	(Depreciation)
Advisor Freedom Income	$ 63,949,319	$1,494,319	$(502,659)	$991,660
Advisor Freedom 2005	31,088,312	1,431,680	(122,462)	1,309,218
Advisor Freedom 2010	283,011,128	13,430,864	(1,791,067)	11,639,797
Advisor Freedom 2015	221,475,311	11,199,483	(911,982)	10,287,501
Advisor Freedom 2020	509,528,985	37,844,909	(1,716,809)	36,128,100
Advisor Freedom 2025	173,840,641	11,005,378	(361,181)	10,644,197
Advisor Freedom 2030	279,384,492	23,987,702	(485,262)	23,502,440
Advisor Freedom 2035	72,438,059	4,956,290	(102,303)	4,853,987
Advisor Freedom 2040	214,667,361	18,219,013	(196,776)	18,022,237

65 Semiannual Report

Notes to Financial Statements (Unaudited) continued 2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	12,424,686	6,724,801
Advisor Freedom 2005	15,762,085	7,534,297
Advisor Freedom 2010	63,721,231	7,567,422
Advisor Freedom 2015	72,801,921	1,794,382
Advisor Freedom 2020	114,645,083	8,088,355
Advisor Freedom 2025	56,737,695	3,942,425
Advisor Freedom 2030	66,021,888	5,597,024
Advisor Freedom 2035	30,912,595	1,896,710
Advisor Freedom 2040	61,750,209	5,133,269

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. As of May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the funds no longer pay management fees.

Prior to May 19, 2005, the funds paid a monthly management fee to Strategic Advisers computed at an annual rate of .10% of each fund’s average net assets. The management fee was reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and adminis trative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the independent Trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. The funds do not pay any fees for these services. Effective May 19, 2005, FMR no longer received fees for services under the administration agreement.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
Advisor Freedom Income	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$14,356	$—
Class T	25%	.25%	76,934	—
Class B	75%	.25%	22,979	17,235
Class C	75%	.25%	71,415	23,645
			$185,684	$40,880

Semiannual Report

66

4. Fees and Other Transactions with Affiliates continued

Distribution and Service Plan continued

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Advisor Freedom 2005
Class A	0%	.25%	$9,819	$226
Class T	25%	.25%	30,770	225
Class B	75%	.25%	15,658	12,003
Class C	75%	.25%	30,212	15,458
			$86,459	$27,912
Advisor Freedom 2010
Class A	0%	.25%	$113,153	$—
Class T	25%	.25%	264,826	—
Class B	75%	.25%	146,434	109,826
Class C	75%	.25%	151,275	58,702
			$675,688	$168,528
Advisor Freedom 2015
Class A	0%	.25%	$75,457	$—
Class T	25%	.25%	183,276	—
Class B	75%	.25%	114,649	85,987
Class C	75%	.25%	113,123	66,792
			$486,505	$152,779
Advisor Freedom 2020
Class A	0%	.25%	$197,793	$—
Class T	25%	.25%	510,674	—
Class B	75%	.25%	275,484	206,613
Class C	75%	.25%	223,178	80,271
			$1,207,129	$286,884
Advisor Freedom 2025
Class A	0%	.25%	$89,828	$—
Class T	25%	.25%	122,186	—
Class B	75%	.25%	86,655	64,991
Class C	75%	.25%	65,531	32,034
			$364,200	$97,025
Advisor Freedom 2030
Class A	0%	.25%	$103,965	$—
Class T	25%	.25%	288,526	—
Class B	75%	.25%	157,010	117,758
Class C	75%	.25%	126,757	44,608
			$676,258	$162,366
Advisor Freedom 2035
Class A	0%	.25%	$27,173	$—
Class T	25%	.25%	54,594	—
Class B	75%	.25%	46,180	34,636
Class C	75%	.25%	33,713	20,576
			$161,660	$55,212
Advisor Freedom 2040
Class A	0%	.25%	$83,512	$—
Class T	25%	.25%	198,614	—
Class B	75%	.25%	111,162	83,372
Class C	75%	.25%	126,528	57,059
			$519,816	$140,431

67 Semiannual Report

Notes to Financial Statements (Unaudited) continued 4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
Advisor Freedom Income	by FDC
Class A	$10,576
Class T	4,228
Class B*	10,320
Class C*	488
$25,612
Advisor Freedom 2005
Class A	$16,113
Class T	3,968
Class B*	2,864
Class C*	1,352
$24,297
Advisor Freedom 2010
Class A	$51,594
Class T	17,695
Class B*	47,589
Class C*	3,469
$120,347
Advisor Freedom 2015
Class A	$81,642
Class T	16,590
Class B*	20,810
Class C*	3,272
$122,314
Advisor Freedom 2020
Class A	$120,712
Class T	30,357
Class B*	64,771
Class C*	5,350
$221,190
Advisor Freedom 2025
Class A	$68,629
Class T	10,252
Class B*	17,314
Class C*	2,723
$98,918
Advisor Freedom 2030
Class A	$69,370
Class T	13,320
Class B*	46,759
Class C*	3,008
$132,457

Semiannual Report

68

4. Fees and Other Transactions with Affiliates continued

Sales Load continued

Advisor Freedom 2035
Class A	$38,978
Class T	4,848
Class B*	10,315
Class C*	751
$54,892
Advisor Freedom 2040
Class A	$51,651
Class T	7,895
Class B*	23,467
Class C*	3,226
$86,239

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Advisor Freedom Income
Class A	33% - .25%*	$196
Class T	58% - .50%*	559
Class B	1.08% - 1.00%*	80
Class C	1.08% - 1.00%*	279
Institutional Class	08% - .00%*	12
Advisor Freedom 2005
Class A	33% - .25%*	120
Class T	58% - .50%*	165
Class B	1.08% - 1.00%*	51
Class C	1.08% - 1.00%*	104
Institutional Class	08% - .00%*	13
Advisor Freedom 2010
Class A	33% - .25%*	1,518
Class T	58% - .50%*	1,807
Class B	1.08% - 1.00%*	534
Class C	1.08% - 1.00%*	547
Institutional Class	08% - .00%*	109
Advisor Freedom 2015
Class A	33% - .25%*	924
Class T	58% - .50%*	1,185
Class B	1.08% - 1.00%*	400
Class C	1.08% - 1.00%*	400
Institutional Class	08% - .00%*	245

69 Semiannual Report

Notes to Financial Statements (Unaudited) continued

5. Expense Reductions - continued
	Expense	Reimbursement
	Limitations	from adviser
Advisor Freedom 2020
Class A	33% - .25%*	2,642
Class T	58% - .50%*	3,464
Class B	1.08% - 1.00%*	971
Class C	1.08% - 1.00%*	794
Institutional Class	08% - .00%*	232
Advisor Freedom 2025
Class A	33% - .25%*	1,155
Class T	58% - .50%*	755
Class B	1.08% - 1.00%*	283
Class C	1.08% - 1.00%*	217
Institutional Class	08% - .00%*	42
Advisor Freedom 2030
Class A	33% - .25%*	1,327
Class T	58% - .50%*	1,963
Class B	1.08% - 1.00%*	560
Class C	1.08% - 1.00%*	440
Institutional Class	08% - .00%*	150
Advisor Freedom 2035
Class A	33% - .25%*	319
Class T	58% - .50%*	337
Class B	1.08% - 1.00%*	143
Class C	1.08% - 1.00%*	115
Institutional Class	08% - .00%*	10
Advisor Freedom 2040
Class A	33% - .25%*	1,051
Class T	58% - .50%*	1,340
Class B	1.08% - 1.00%*	383
Class C	1.08% - 1.00%*	449
Institutional Class	08% - .00%*	86
* Expense limitation in effect at period end.

In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s management fee. During the period, these credits reduced management fee by the following amounts:

Advisor Freedom 2005	$ 2
Advisor Freedom 2010	26
Advisor Freedom 2015	6
Advisor Freedom 2020	153
Advisor Freedom 2025	2
Advisor Freedom 2030	79
Advisor Freedom 2035	6
Advisor Freedom 2040	123

Semiannual Report

70

6. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund’s net assets. The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Large Cap Fund	25%
Fidelity Advisor Government Investment Fund	23%

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	September 30,	March 31,
	2005	2005
Advisor Freedom Income
From net investment income
Class A	$117,697	$156,915
Class T	278,901	358,648
Class B	31,443	44,872
Class C	95,338	134,067
Institutional Class	8,472	10,148
Total	$531,851	$704,650
From net realized gain
Class A	$35,475	$5,263
Class T	101,688	15,048
Class B	15,014	3,971
Class C	47,334	10,183
Institutional Class	2,271	364
Total	$201,782	$34,829
Advisor Freedom 2005
From net investment income
Class A	$12,340	$72,744
Class T	24,210	71,074
Class B	562	23,488
Class C	1,107	54,062
Institutional Class	1,663	9,928
Total	$39,882	$231,296
From net realized gain
Class A	$18,433	$817
Class T	38,226	951
Class B	8,431	646
Class C	17,206	641
Institutional Class	1,848	188
Total	$84,144	$3,243

71 Semiannual Report

Notes to Financial Statements (Unaudited) continued

7. Distributions to Shareholders - continued

	Six months ended	Year ended
	September 30,	March 31,
	2005	2005
Advisor Freedom 2010
From net investment income
Class A	$223,803	$896,266
Class T	206,696	1,070,938
Class B	28,605	244,225
Class C	28,651	262,890
Institutional Class	18,107	104,924
Total	$505,862	$2,579,243
From net realized gain
Class A	$335,894	$6,722
Class T	404,407	7,134
Class B	117,022	3,175
Class C	117,210	2,556
Institutional Class	23,280	614
Total	$997,813	$20,201
Advisor Freedom 2015
From net investment income
Class A	$74,439	$362,175
Class T	68,165	450,450
Class B	—	125,071
Class C	—	117,958
Institutional Class	25,640	160,357
Total	$168,244	$1,216,011
From net realized gain
Class A	$186,098	$1,578
Class T	247,840	1,718
Class B	77,496	1,172
Class C	76,958	898
Institutional Class	48,838	1,171
Total	$637,230	$6,537
Advisor Freedom 2020
From net investment income
Class A	$174,217	$1,730,029
Class T	130,829	1,789,888
Class B	47	435,029
Class C	—	327,289
Institutional Class	21,474	157,704
Total	$326,567	$4,439,939
From net realized gain
Class A	$684,685	$27,378
Class T	899,272	23,535
Class B	221,891	9,581
Class C	187,459	6,642
Institutional Class	59,052	944
Total	$2,052,359	$68,080

Semiannual Report

72

7. Distributions to Shareholders - continued

	Six months ended	Year ended
	September 30,	March 31,
	2005	2005
Advisor Freedom 2025
From net investment income
Class A	$23,245	$224,481
Class T	—	274,089
Class B	—	77,176
Class C	—	61,009
Institutional Class	1,438	10,710
Total	$24,683	$647,465
From net realized gain
Class A	$174,337	$430
Class T	100,132	395
Class B	28,654	443
Class C	22,076	333
Institutional Class	6,164	28
Total	$331,363	$1,629
Advisor Freedom 2030
From net investment income
Class A	$—	$638,944
Class T	—	938,314
Class B	—	178,105
Class C	—	146,090
Institutional Class	—	83,950
Total	$—	$1,985,403
From net realized gain
Class A	$337,022	$5,495
Class T	432,969	5,920
Class B	101,503	2,610
Class C	80,156	1,897
Institutional Class	39,992	443
Total	$991,642	$16,365
Advisor Freedom 2035
From net investment income
Class A	$—	$138,492
Class T	—	124,168
Class B	—	48,334
Class C	—	34,996
Institutional Class	—	5,668
Total	$—	$351,658
From net realized gain
Class A	$32,820	$272
Class T	33,780	213
Class B	14,755	175
Class C	11,219	105
Institutional Class	923	23
Total	$93,497	$788

73 Semiannual Report

Notes to Financial Statements (Unaudited) continued 7. Distributions to Shareholders - continued

	Six months ended	Year ended
	September 30,	March 31,
	2005	2005
Advisor Freedom 2040
From net investment income
Class A	$—	$357,270
Class T	—	516,094
Class B	—	124,906
Class C	—	140,661
Institutional Class	—	51,136
Total	$—	$1,190,067
From net realized gain
Class A	$174,243	$—
Class T	182,845	—
Class B	52,202	—
Class C	59,005	—
Institutional Class	16,069	—
Total	$484,364	$—

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom Income
Class A
Shares sold	632,238	728,210	$6,573,337	$7,481,125
Reinvestment of distributions	13,331	13,977	137,923	144,254
Shares redeemed	(286,270)	(241,418)	(2,980,491)	(2,487,639)
Net increase(decrease)	359,299	500,769	$3,730,769	$5,137,740
Class T
Shares sold	680,266	2,252,617	$7,046,706	$23,261,446
Reinvestment of distributions	35,100	34,674	362,738	358,020
Shares redeemed	(574,444)	(868,775)	(5,966,300)	(8,962,920)
Net increase(decrease)	140,922	1,418,516	$1,443,144	$14,656,546
Class B
Shares sold	103,702	202,570	$1,076,229	$2,078,692
Reinvestment of distributions	4,170	4,403	43,050	45,378
Shares redeemed	(80,618)	(125,605)	(834,012)	(1,287,886)
Net increase(decrease)	27,254	81,368	$285,267	$836,184
Class C
Shares sold	195,749	888,712	$2,028,169	$9,098,996
Reinvestment of distributions	10,283	10,052	106,134	103,577
Shares redeemed	(194,182)	(419,464)	(2,008,361)	(4,313,437)
Net increase(decrease)	11,850	479,300	$125,942	$4,889,136
Institutional Class
Shares sold	29,580	42,061	$307,508	$432,907
Reinvestment of distributions	866	760	8,974	7,846
Shares redeemed	(7,895)	(16,642)	(81,878)	(170,939)
Net increase(decrease)	22,551	26,179	$234,604	$269,814

Semiannual Report 74

8. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom 2005
Class A
Shares sold	462,745	585,329	$4,990,793	$6,132,477
Reinvestment of distributions	2,695	6,487	28,243	69,326
Shares redeemed	(59,365)	(159,401)	(635,140)	(1,685,117)
Net increase(decrease)	406,075	432,415	$4,383,896	$4,516,686
Class T
Shares sold	982,208	772,833	$10,423,151	$8,098,797
Reinvestment of distributions	5,946	6,710	62,258	71,635
Shares redeemed	(743,847)	(218,069)	(8,037,579)	(2,293,607)
Net increase(decrease)	244,307	561,474	$2,447,830	$5,876,825
Class B
Shares sold	62,749	192,162	$666,721	$2,010,191
Reinvestment of distributions	781	1,998	8,161	21,257
Shares redeemed	(19,774)	(48,192)	(212,455)	(503,088)
Net increase(decrease)	43,756	145,968	$462,427	$1,528,360
Class C
Shares sold	119,632	478,945	$1,272,361	$4,977,613
Reinvestment of distributions	1,432	4,388	14,945	46,808
Shares redeemed	(84,966)	(48,603)	(910,445)	(512,104)
Net increase(decrease)	36,098	434,730	$376,861	$4,512,317
Institutional Class
Shares sold	54,246	34,319	$581,036	$360,945
Reinvestment of distributions	315	860	3,307	9,166
Shares redeemed	(12,410)	(11,601)	(134,439)	(125,056)
Net increase(decrease)	42,151	23,578	$449,904	$245,055
Advisor Freedom 2010
Class A
Shares sold	3,314,389	4,608,995	$37,012,818	$50,250,054
Reinvestment of distributions	49,832	78,688	542,668	872,410
Shares redeemed	(865,722)	(950,972)	(9,699,464)	(10,395,541)
Net increase(decrease)	2,498,499	3,736,711	$27,856,022	$40,726,923
Class T
Shares sold	3,376,746	7,487,847	$37,453,376	$81,779,426
Reinvestment of distributions	55,880	96,564	606,856	1,069,348
Shares redeemed	(1,802,405)	(1,698,806)	(19,995,058)	(18,462,716)
Net increase(decrease)	1,630,221	5,885,605	$18,065,174	$64,386,058
Class B
Shares sold	464,712	1,378,429	$5,142,739	$14,897,988
Reinvestment of distributions	12,251	20,499	132,674	226,286
Shares redeemed	(256,830)	(292,158)	(2,864,172)	(3,159,106)
Net increase(decrease)	220,133	1,106,770	$2,411,241	$11,965,168
Class C
Shares sold	605,209	1,743,474	$6,694,870	$18,868,200
Reinvestment of distributions	11,840	20,727	128,108	228,983
Shares redeemed	(249,511)	(295,172)	(2,755,173)	(3,194,192)
Net increase(decrease)	367,538	1,469,029	$4,067,805	$15,902,991
Institutional Class
Shares sold	341,350	496,890	$3,844,246	$5,380,233
Reinvestment of distributions	2,638	6,067	28,783	67,159
Shares redeemed	(51,482)	(155,576)	(575,729)	(1,710,806)
Net increase(decrease)	292,506	347,381	$3,297,300	$3,736,586

75 Semiannual Report

Notes to Financial Statements (Unaudited) continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom 2015
Class A
Shares sold	2,901,591	4,003,451	$31,790,226	$42,707,661
Reinvestment of distributions	23,886	31,923	254,147	349,281
Shares redeemed	(348,263)	(307,000)	(3,813,171)	(3,266,298)
Net increase(decrease)	2,577,214	3,728,374	$28,231,202	$39,790,644
Class T
Shares sold	3,334,413	5,141,514	$36,384,003	$54,603,890
Reinvestment of distributions	29,509	40,873	313,685	446,960
Shares redeemed	(825,835)	(458,057)	(9,024,913)	(4,861,368)
Net increase(decrease)	2,538,087	4,724,330	$27,672,775	$50,189,482
Class B
Shares sold	704,140	1,449,464	$7,652,666	$15,307,338
Reinvestment of distributions	6,792	10,737	71,991	117,212
Shares redeemed	(102,267)	(109,668)	(1,116,997)	(1,158,377)
Net increase(decrease)	608,665	1,350,533	$6,607,660	$14,266,173
Class C
Shares sold	748,546	1,505,221	$8,141,202	$15,938,225
Reinvestment of distributions	6,273	8,911	66,493	97,350
Shares redeemed	(187,929)	(90,162)	(2,042,725)	(956,104)
Net increase(decrease)	566,890	1,423,970	$6,164,970	$15,079,471
Institutional Class
Shares sold	269,892	1,325,729	$2,950,690	$14,281,479
Reinvestment of distributions	6,533	14,118	69,707	154,581
Shares redeemed	(91,133)	(176,462)	(999,804)	(1,867,613)
Net increase(decrease)	185,292	1,163,385	$2,020,593	$12,568,447
Advisor Freedom 2020
Class A
Shares sold	5,254,675	6,713,038	$61,883,544	$76,292,402
Reinvestment of distributions	73,846	146,966	837,413	1,714,049
Shares redeemed	(1,452,060)	(1,527,689)	(17,039,861)	(17,327,477)
Net increase(decrease)	3,876,461	5,332,315	$45,681,096	$60,678,974
Class T
Shares sold	5,914,052	12,699,220	$69,296,236	$143,541,530
Reinvestment of distributions	89,961	153,474	1,020,160	1,793,543
Shares redeemed	(2,425,579)	(2,089,785)	(28,604,714)	(23,854,402)
Net increase(decrease)	3,578,434	10,762,909	$41,711,682	$121,480,671
Class B
Shares sold	935,733	2,516,778	$10,871,912	$28,294,743
Reinvestment of distributions	18,700	36,057	211,498	420,877
Shares redeemed	(260,868)	(314,860)	(3,043,256)	(3,560,956)
Net increase(decrease)	693,565	2,237,975	$8,040,154	$25,154,664
Class C
Shares sold	1,099,454	2,324,713	$12,814,456	$26,225,111
Reinvestment of distributions	14,563	24,834	164,564	289,805
Shares redeemed	(387,405)	(332,947)	(4,523,484)	(3,727,954)
Net increase(decrease)	726,612	2,016,600	$8,455,536	$22,786,962
Institutional Class
Shares sold	347,321	926,868	$4,108,803	$10,370,986
Reinvestment of distributions	5,706	10,712	64,936	125,784
Shares redeemed	(110,886)	(107,358)	(1,311,084)	(1,238,107)
Net increase(decrease)	242,141	830,222	$2,862,655	$9,258,663

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76

8. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom 2025
Class A
Shares sold	2,572,430	5,276,780	$28,800,701	$57,517,460
Reinvestment of distributions	18,406	19,938	196,209	222,747
Shares redeemed	(490,017)	(94,969)	(5,470,216)	(1,026,036)
Net increase(decrease)	2,100,819	5,201,749	$23,526,694	$56,714,171
Class T
Shares sold	2,289,684	3,762,442	$25,524,899	$40,548,861
Reinvestment of distributions	9,347	24,426	99,823	273,522
Shares redeemed	(695,257)	(656,224)	(7,883,372)	(7,186,110)
Net increase(decrease)	1,603,774	3,130,644	$17,741,350	$33,636,273
Class B
Shares sold	636,204	1,071,244	$7,044,547	$11,424,918
Reinvestment of distributions	2,589	6,592	27,499	73,482
Shares redeemed	(61,715)	(108,115)	(693,478)	(1,143,060)
Net increase(decrease)	577,078	969,721	$6,378,568	$10,355,340
Class C
Shares sold	412,332	854,961	$4,568,299	$9,116,240
Reinvestment of distributions	1,786	4,495	18,970	50,136
Shares redeemed	(76,370)	(64,614)	(843,197)	(685,152)
Net increase(decrease)	337,748	794,842	$3,744,072	$8,481,224
Institutional Class
Shares sold	147,688	190,349	$1,657,554	$2,059,061
Reinvestment of distributions	638	854	6,830	9,558
Shares redeemed	(40,480)	(37,209)	(453,624)	(408,139)
Net increase(decrease)	107,846	153,994	$1,210,760	$1,660,480
Advisor Freedom 2030
Class A
Shares sold	3,296,538	3,725,720	$39,769,842	$43,285,155
Reinvestment of distributions	28,910	52,499	330,732	630,708
Shares redeemed	(725,581)	(653,805)	(8,775,092)	(7,592,923)
Net increase(decrease)	2,599,867	3,124,414	$31,325,482	$36,322,940
Class T
Shares sold	3,325,999	7,556,712	$39,886,627	$87,295,265
Reinvestment of distributions	37,322	76,945	426,217	924,403
Shares redeemed	(1,813,757)	(1,335,355)	(21,893,800)	(15,591,463)
Net increase(decrease)	1,549,564	6,298,302	$18,419,044	$72,628,205
Class B
Shares sold	597,124	1,441,453	$7,110,824	$16,551,682
Reinvestment of distributions	8,539	14,367	97,154	172,589
Shares redeemed	(153,659)	(169,554)	(1,841,827)	(1,953,216)
Net increase(decrease)	452,004	1,286,266	$5,366,151	$14,771,055
Class C
Shares sold	560,741	1,214,477	$6,706,721	$13,923,553
Reinvestment of distributions	6,295	10,905	71,633	131,015
Shares redeemed	(138,105)	(179,159)	(1,654,296)	(2,091,102)
Net increase(decrease)	428,931	1,046,223	$5,124,058	$11,963,466
Institutional Class
Shares sold	134,355	648,019	$1,621,184	$7,437,369
Reinvestment of distributions	2,324	4,103	26,653	49,211
Shares redeemed	(90,318)	(79,362)	(1,092,907)	(930,147)
Net increase(decrease)	46,361	572,760	$554,930	$6,556,433

77 Semiannual Report

Notes to Financial Statements (Unaudited) continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	September 30,	March 31,	September 30,	March 31,
	2005	2005	2005	2005
Advisor Freedom 2035
Class A
Shares sold	1,180,615	1,306,403	$13,336,880	$14,223,336
Reinvestment of distributions	2,932	12,002	31,433	135,434
Shares redeemed	(114,829)	(112,316)	(1,301,733)	(1,200,215)
Net increase(decrease)	1,068,718	1,206,089	$12,066,580	$13,158,555
Class T
Shares sold	1,169,418	1,582,067	$13,188,513	$17,237,692
Reinvestment of distributions	3,134	10,972	33,466	123,545
Shares redeemed	(298,329)	(199,783)	(3,379,422)	(2,193,255)
Net increase(decrease)	874,223	1,393,256	$9,842,557	$15,167,982
Class B
Shares sold	366,475	567,399	$4,076,734	$6,107,462
Reinvestment of distributions	1,347	4,279	14,320	48,075
Shares redeemed	(33,554)	(46,723)	(378,893)	(510,531)
Net increase(decrease)	334,268	524,955	$3,712,161	$5,645,006
Class C
Shares sold	274,333	394,064	$3,050,901	$4,222,523
Reinvestment of distributions	968	2,802	10,305	31,509
Shares redeemed	(48,835)	(16,996)	(553,377)	(184,466)
Net increase(decrease)	226,466	379,870	$2,507,829	$4,069,566
Institutional Class
Shares sold	82,275	23,012	$936,431	$248,080
Reinvestment of distributions	80	480	860	5,406
Shares redeemed	(9,183)	(1,465)	(106,373)	(15,843)
Net increase(decrease)	73,172	22,027	$830,918	$237,643
Advisor Freedom 2040
Class A
Shares sold	2,648,239	3,857,042	$32,469,266	$45,930,304
Reinvestment of distributions	14,757	28,564	171,619	350,714
Shares redeemed	(604,585)	(417,971)	(7,492,948)	(4,959,405)
Net increase(decrease)	2,058,411	3,467,635	$25,147,937	$41,321,613
Class T
Shares sold	2,911,722	4,878,040	$35,645,004	$57,327,142
Reinvestment of distributions	15,744	41,907	182,634	514,396
Shares redeemed	(1,319,745)	(1,063,534)	(16,259,056)	(12,602,134)
Net increase(decrease)	1,607,721	3,856,413	$19,568,582	$45,239,404
Class B
Shares sold	544,929	1,020,115	$6,590,588	$11,904,851
Reinvestment of distributions	4,348	9,751	50,178	119,452
Shares redeemed	(99,662)	(102,560)	(1,219,301)	(1,209,741)
Net increase(decrease)	449,615	927,306	$5,421,465	$10,814,562
Class C
Shares sold	593,098	1,473,064	$7,208,296	$17,144,955
Reinvestment of distributions	4,724	10,547	54,515	129,196
Shares redeemed	(120,119)	(259,960)	(1,459,139)	(3,017,274)
Net increase(decrease)	477,703	1,223,651	$5,803,672	$14,256,877
Institutional Class
Shares sold	114,318	384,780	$1,403,165	$4,445,168
Reinvestment of distributions	892	2,257	10,387	27,746
Shares redeemed	(58,673)	(41,149)	(721,287)	(491,734)
Net increase(decrease)	56,537	345,888	$692,265	$3,981,180

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78

Proxy Voting Results

A special meeting of the funds’ shareholders was held on May 11, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1 To elect a Board of Trustees.A

	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	14,239,751,820.01	94.148
Withheld	885,124,580.88	5.852
TOTAL	15,124,876,400.89	100.000

Dennis J. Dirks
Affirmative	14,214,711,536.39	93.982
Withheld	910,164,864.50	6.018
TOTAL	15,124,876,400.89	100.000

Robert M. Gates
Affirmative	14,201,606,421.24	93.896
Withheld	923,269,979.65	6.104
TOTAL	15,124,876,400.89	100.000

George H. Heilmeier
Affirmative	14,204,274,887.85	93.913
Withheld	920,601,513.04	6.087
TOTAL	15,124,876,400.89	100.000

Abigail P. Johnson
Affirmative	14,182,349,317.20	93.768
Withheld	942,527,083.69	6.232
TOTAL	15,124,876,400.89	100.000

Edward C. Johnson 3d
Affirmative	14,170,946,355.46	93.693
Withheld	953,930,045.43	6.307
TOTAL	15,124,876,400.89	100.000

Marie L. Knowles
Affirmative	14,215,316,094.83	93.986
Withheld	909,560,306.06	6.014
TOTAL	15,124,876,400.89	100.000

Ned C. Lautenbach
Affirmative	14,218,303,274.43	94.006
Withheld	906,573,126.46	5.994
TOTAL	15,124,876,400.89	100.000

Marvin L. Mann
Affirmative	14,204,487,663.39	93.915
Withheld	920,388,737.50	6.085
TOTAL	15,124,876,400.89	100.000

William O. McCoy
Affirmative	14,207,936,637.38	93.938
Withheld	916,939,763.51	6.062
TOTAL	15,124,876,400.89	100.000

Robert L. Reynolds
Affirmative	14,217,076,502.23	93.998
Withheld	907,799,898.66	6.002
TOTAL	15,124,876,400.89	100.000

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	14,218,030,163.22	94.004
Withheld	906,846,237.67	5.996
TOTAL	15,124,876,400.89	100.000

William S. Stavropoulos
Affirmative	14,211,272,772.82	93.960
Withheld	913,603,628.07	6.040
TOTAL	15,124,876,400.89	100.000

Kenneth L. Wolfe
Affirmative	14,212,093,506.53	93.965
Withheld	912,782,894.36	6.035
TOTAL	15,124,876,400.89	100.000

A Denotes trust-wide proposals and voting results.

79 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Freedom Funds

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and inde pendent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., and the administrator, FMR, (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropri ate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the

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management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance for each class, as well as each fund’s relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. Because each fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one year period ended December 31, 2004, the returns of Class C and Institutional Class of the fund, the return of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund’s asset classes according to their respective weightings, (for each fund other than Advisor Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the fund’s increasingly conservative asset allocations.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

81 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the third quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

83 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the fourth quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group comprises funds that generate income primarily from equity investments. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board consid ered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and

85 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 5% would mean that 95% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR (under the administration agreement) for non management expenses (including pricing and bookkeeping fees and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

Semiannual Report 86

87 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Semiannual Report 88

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that on May 19, 2005, after the periods shown in the charts above, it had approved an amendment (effective May 19, 2005) to each fund’s management contract that eliminated the management fee that the fund paid to Strategic Advisers. At that time, the Board also had approved an amendment to the administration agreement with respect to each fund that eliminated the administration fee that Strategic Advisers paid to FMR.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees paid by FMR under the administration agreement, as well as fund paid 12b 1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class B, Class C and Institutional Class of each fund ranked below its competitive median for 2004, and the total expenses of Class T of each fund ranked above its competitive median for 2004. The Board noted that each fund offers multiple

89 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

classes, each of which has a different sales load and 12b 1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b 1 fees.

The Board considered that, if each fund’s amended management contract had been in effect (and each fund’s management fee had been eliminated) in 2004, the total expenses of each class of each fund would have been lower and the total expenses of Class T of each fund would have been below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of each fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board noted Fidelity’s assertion that eliminating the management fee for each fund would significantly reduce Fidelity’s profitability. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the fund’s Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, with limited exceptions.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board noted that the elimination of each fund’s manage ment fee would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

Semiannual Report

90

91 Semiannual Report

Semiannual Report

92

93 Semiannual Report

Investment Adviser

Strategic Advisers, Inc. Boston, MA

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc. Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

The Bank of New York New York, NY

AFFI USAN-1105 1.792159.102

Fidelity Freedom Funds® Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040

Semiannual Report September 30, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense Example	5	An example of shareholder expenses.
Freedom Income	8	Investment Changes
	9	Investments
	10	Financial Statements
Freedom 2000	12	Investment Changes
	13	Investments
	14	Financial Statements
Freedom 2005	16	Investment Changes
	17	Investments
	18	Financial Statements
Freedom 2010	20	Investment Changes
	21	Investments
	22	Financial Statements
Freedom 2015	24	Investment Changes
	25	Investments
	26	Financial Statements
Freedom 2020	28	Investment Changes
	29	Investments
	30	Financial Statements
Freedom 2025	32	Investment Changes
	33	Investments
	34	Financial Statements
Freedom 2030	36	Investment Changes
	37	Investments
	38	Financial Statements
Freedom 2035	40	Investment Changes
	41	Investments
	42	Financial Statements
Freedom 2040	44	Investment Changes
	45	Investments
	46	Financial Statements
Notes	48	Notes to the financial statements.
Proxy Voting Results	51

Board Approval of Investment Advisory	53
Contracts and Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Semiannual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifi cally regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initi ated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to pre vent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or con victed offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report 4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	April 1, 2005
	April 1, 2005	September 30, 2005	to September 30, 2005
Freedom Income
Actual	$ 1,000.00	$ 1,028.80	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Freedom 2000
Actual	$ 1,000.00	$ 1,031.80	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Freedom 2005
Actual	$ 1,000.00	$ 1,047.10	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Freedom 2010
Actual	$ 1,000.00	$ 1,049.40	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Freedom 2015
Actual	$ 1,000.00	$ 1,059.20	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Freedom 2020
Actual	$ 1,000.00	$ 1,065.00	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**
Freedom 2025
Actual	$ 1,000.00	$ 1,068.10	$.05**
HypotheticalA	$ 1,000.00	$ 1,025.02	$.05**

55 Semiannual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	April 1, 2005
	April 1, 2005	September 30, 2005	to September 30, 2005
Freedom 2030
Actual	$1,000.00	$ 1,072.50	$.05**
HypotheticalA	$1,000.00	$ 1,025.02	$.05**
Freedom 2035
Actual	$1,000.00	$ 1,073.40	$.05**
HypotheticalA	$1,000.00	$ 1,025.02	$.05**
Freedom 2040
Actual	$1,000.00	$ 1,075.10	$.05**
HypotheticalA	$1,000.00	$ 1,025.02	$.05**

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Freedom Income	01%**
Freedom 2000	01%**
Freedom 2005	01%**
Freedom 2010	01%**
Freedom 2015	01%**
Freedom 2020	01%**
Freedom 2025	01%**
Freedom 2030	01%**
Freedom 2035	01%**
Freedom 2040	01%**

** As of May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the Funds no longer pay management fees. If this had been in effect for the entire period, the annualized expense ratio and expenses paid in the actual and hypothetical examples above (not including the fees and expenses of the underlying funds) would have been as follows:

	Annualized
	Expense Ratio	Expenses Paid
Freedom Income
Actual	00%	$.00
HypotheticalA	00%	$.00
Freedom 2000
Actual	00%	$.00
HypotheticalA	00%	$.00
Freedom 2005
Actual	00%	$.00
HypotheticalA	00%	$.00
Freedom 2010
Actual	00%	$.00
HypotheticalA	00%	$.00
Freedom 2015
Actual	00%	$.00
HypotheticalA	00%	$.00
Freedom 2020
Actual	00%	$.00
HypotheticalA	00%	$.00
Freedom 2025
Actual	00%	$.00
HypotheticalA	00%	$.00
Semiannual Report

6

	Annualized
	Expense Ratio	Expenses Paid
Freedom 2030
Actual	00%	$.00
HypotheticalA	00%	$.00
Freedom 2035
Actual	00%	$.00
HypotheticalA	00%	$.00
Freedom 2040
Actual	00%	$.00
HypotheticalA	00%	$.00

A 5% return per year before expenses

77 Semiannual Report

Fidelity Freedom Income Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	2.8
Fidelity Disciplined Equity Fund	3.3	3.2
Fidelity Equity Income Fund	3.2	3.2
Fidelity Fund	2.1	2.1
Fidelity Growth & Income Portfolio	3.2	3.0
Fidelity Growth Company Fund	2.0	1.8
Fidelity Mid Cap Stock Fund	2.1	1.8
Fidelity OTC Portfolio	1.7	1.3
Fidelity Small Cap Growth Fund	0.1	0.0
Fidelity Small Cap Independence
Fund	0.1	0.0
Fidelity Small Cap Value Fund	0.1	0.0
Fidelity Value Fund	0.3	0.0
	21.3	19.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.2	0.0
Fidelity High Income Fund	0.1	0.0
	0.3	0.0
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	14.7	15.1
Fidelity Intermediate Bond Fund	9.6	9.9
Fidelity Investment Grade Bond
Fund	14.9	15.3
	39.2	40.3
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	37.4	40.5
Fidelity Short Term Bond Fund	1.8	0.0
	39.2	40.5
	100.0	100.0

The six months ago allocation is based on the fund’s holdings as of March 31, 2005. The current allocation is based on the fund’s holdings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 8

Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 21.3%
	Shares	Value (Note 1)
Domestic Equity Funds 21.3%
Fidelity Blue Chip Growth Fund	1,506,572	$ 63,396,560
Fidelity Disciplined Equity Fund	2,501,365	68,512,400
Fidelity Equity Income Fund	1,245,981	66,261,290
Fidelity Fund	1,376,666	42,332,476
Fidelity Growth & Income Portfolio	1,762,453	65,528,014
Fidelity Growth Company Fund	696,552	41,772,234
Fidelity Mid Cap Stock Fund	1,668,303	43,225,727
Fidelity OTC Portfolio	944,476	33,982,251
Fidelity Small Cap Growth Fund	75,877	971,227
Fidelity Small Cap Independence Fund	139,032	3,010,035
Fidelity Small Cap Value Fund	78,296	972,436
Fidelity Value Fund	89,330	6,982,057
TOTAL EQUITY FUNDS
(Cost $375,468,426)		436,946,707

Fixed Income Funds 39.5%

High Yield Fixed-Income Funds – 0.3%
Fidelity Capital & Income Fund	437,476	3,687,920
Fidelity High Income Fund	416,993	3,682,045

TOTAL HIGH YIELD FIXED INCOME FUNDS		7,369,965
Investment Grade Fixed Income Funds 39.2%
Fidelity Government Income Fund	29,760,346	302,960,323
Fidelity Intermediate Bond Fund	19,130,879	197,813,294
Fidelity Investment Grade Bond Fund	41,110,756	305,041,812

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		805,815,429

TOTAL FIXED-INCOME FUNDS
(Cost $811,532,000)		813,185,394

Short Term Funds 39.2%

Fidelity Retirement Money Market
Portfolio	769,740,058	769,740,058
Fidelity Short Term Bond Fund	4,161,341	36,952,708
TOTAL SHORT TERM FUNDS
(Cost $806,857,618)		806,692,766
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $1,993,858,044)	$2,056,824,867

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity Freedom Income Fund Financial Statements

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$1,993,858,044) — See accom-
panying schedule	$2,056,824,867
Cash	71
Receivable for investments sold	4,118,044
Receivable for fund shares sold	2,960,411
Total assets	2,063,903,393

Liabilities
Payable for investments purchased	$432,761
Payable for fund shares redeemed	6,647,970
Total liabilities	7,080,731

Net Assets	$ 2,056,822,662
Net Assets consist of:
Paid in capital	$1,990,174,580
Undistributed net investment income	8,757,135
Accumulated undistributed net real-
ized gain (loss) on investments	(5,075,876)
Net unrealized appreciation (de-
preciation) on investments	62,966,823
Net Assets, for 180,737,411 shares
outstanding	$ 2,056,822,662
Net Asset Value, offering price and
redemption price per share
($2,056,822,662 ÷
180,737,411 shares)	$11.38

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$27,600,199
Interest		66
Total income		27,600,265

Expenses
Management fee	$162,432
Independent trustees’ compensation	4,491
Total expenses before reductions	166,923
Expense reductions	(36,956)	129,967

Net investment income (loss)		27,470,298
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(268,930)
Capital gain distributions from
underlying funds	4,395,130	4,126,200
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		26,154,593
Net gain (loss)		30,280,793
Net increase (decrease) in net as-
sets resulting from operations		$57,751,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)					$27,470,298	$ 36,154,871
Net realized gain (loss)					4,126,200	458,266
Change in net unrealized appreciation (depreciation)					26,154,593	(2,097,017)
Net increase (decrease) in net assets resulting from operations					57,751,091	34,516,120
Distributions to shareholders from net investment income					(21,301,911)	(37,716,016)
Distributions to shareholders from net realized gain					(3,497,875)	(2,625,103)
Total distributions					(24,799,786)	(40,341,119)
Share transactions
Proceeds from sales of shares				332,695,978		774,226,897
Reinvestment of distributions					24,473,117	39,691,028
Cost of shares redeemed				(278,201,085)		(616,475,282)
Net increase (decrease) in net assets resulting from share transactions					78,968,010	197,442,643
Total increase (decrease) in net assets				111,919,315		191,617,644

Net Assets
Beginning of period				1,944,903,347		1,753,285,703
End of period (including undistributed net investment income of $8,757,135 and undistributed net investment
income of $5,551,735, respectively)				$ 2,056,822,662		$ 1,944,903,347

Other Information
Shares
Sold					29,445,659	69,450,255
Issued in reinvestment of distributions					2,171,298	3,558,661
Redeemed					(24,608,833)	(55,311,687)
Net increase (decrease)					7,008,124	17,697,229

Financial Highlights
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$11.20	$11.24	$10.59	$ 10.89	$10.93	$11.58
Income from Investment Operations
Net investment income (loss)D	15	.22	.18	.24	.36	.57
Net realized and unrealized gain (loss)	17	(.01)	.75	(.27)	.05	(.37)
Total from investment operations	32	.21	.93	(.03)	.41	.20
Distributions from net investment income	(.12)	(.23)	(.22)	(.27)	(.38)	(.59)
Distributions from net realized gain	(.02)	(.02)	(.06)	—	(.07)	(.26)
Total distributions	(.14)	(.25)	(.28)	(.27)	(.45)	(.85)
Net asset value, end of period	$11.38	$11.20	$11.24	$ 10.59	$10.89	$10.93
Total ReturnB,C	2.88%	1.86%	8.87%	(.23)%	3.78%	1.77%
Ratios to Average Net AssetsE,F
Expenses before expense reductions	02%A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	01%A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	01%A	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	2.73%A	1.97%	1.68%	2.28%	3.27%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$2,056,823	$1,944,903	$1,753,286	$1,242,816	$960,976	$618,169
Portfolio turnover rate	5%A	7%	6%	7%	9%	40%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity Freedom 2000 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.5	3.3
Fidelity Disciplined Equity Fund	3.9	3.8
Fidelity Equity Income Fund	3.9	3.8
Fidelity Fund	2.2	2.4
Fidelity Growth & Income Portfolio	3.6	3.5
Fidelity Growth Company Fund	2.3	2.1
Fidelity Mid Cap Stock Fund	2.4	2.1
Fidelity OTC Portfolio	1.8	1.6
Fidelity Small Cap Growth Fund	0.0	0.0
Fidelity Small Cap Independence
Fund	0.0	0.0
Fidelity Small Cap Value Fund	0.0	0.0
Fidelity Value Fund	0.1	0.0
	23.7	22.6
International Equity Funds
Fidelity Diversified International
Fund	0.1	0.1
Fidelity Europe Fund	0.2	0.2
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.1	0.1
Fidelity Southeast Asia Fund	0.0	0.0
	0.5	0.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.4	0.4
Fidelity High Income Fund	0.3	0.3
	0.7	0.7
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	14.4	15.1
Fidelity Intermediate Bond Fund	9.5	9.8
Fidelity Investment Grade Bond
Fund	14.5	15.3
	38.4	40.2
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	36.3	36.0
Fidelity Short Term Bond Fund	0.4	0.0
	36.7	36.0
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s hold ings as of March 31, 2005. The current allocation is based on the fund’s hold ings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 12

Fidelity Freedom 2000 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 24.2%
	Shares	Value (Note 1)
Domestic Equity Funds 23.7%
Fidelity Blue Chip Growth Fund	1,314,694	$ 55,322,325
Fidelity Disciplined Equity Fund	2,277,245	62,373,734
Fidelity Equity Income Fund	1,154,260	61,383,534
Fidelity Fund	1,122,574	34,519,141
Fidelity Growth & Income Portfolio	1,562,012	58,075,619
Fidelity Growth Company Fund	623,619	37,398,418
Fidelity Mid Cap Stock Fund	1,467,095	38,012,441
Fidelity OTC Portfolio	783,285	28,182,587
Fidelity Small Cap Growth Fund	24,207	309,845
Fidelity Small Cap Independence Fund	30,500	660,322
Fidelity Small Cap Value Fund	25,003	310,532
Fidelity Value Fund	17,261	1,349,154

TOTAL DOMESTIC EQUITY FUNDS		377,897,652
International Equity Funds 0.5%
Fidelity Diversified International Fund	66,276	2,115,541
Fidelity Europe Fund	86,753	3,391,162
Fidelity Japan Fund	52,057	783,458
Fidelity Overseas Fund	50,145	1,941,607
Fidelity Southeast Asia Fund	26,736	528,578

TOTAL INTERNATIONAL EQUITY FUNDS		8,760,346

TOTAL EQUITY FUNDS
(Cost $338,588,925)		386,657,998

Fixed Income Funds 39.1%

High Yield Fixed-Income Funds – 0.7%
Fidelity Capital & Income Fund	739,582	6,234,677
Fidelity High Income Fund	562,863	4,970,078

TOTAL HIGH YIELD FIXED INCOME FUNDS		11,204,755
Investment Grade Fixed Income Funds 38.4%
Fidelity Government Income Fund	22,506,692	229,118,125
Fidelity Intermediate Bond Fund	14,616,134	151,130,824
Fidelity Investment Grade Bond Fund	31,177,957	231,340,439

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		611,589,388

TOTAL FIXED-INCOME FUNDS
(Cost $610,655,566)		622,794,143

Short Term Funds 36.7%

Fidelity Retirement Money Market
Portfolio	578,051,948	578,051,949
Fidelity Short Term Bond Fund	754,304	6,698,218
TOTAL SHORT TERM FUNDS
(Cost $584,779,024)		584,750,167
TOTAL INVESTMENT IN SECURITIES	100%
(Cost $1,534,023,515)	$1,594,202,308

Income Tax Information

At March 31, 2005, the fund had a capital loss carryforward of approximately $2,030,732 of which $436,587 and $1,594,145 will expire on March 31, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Fidelity Freedom 2000 Fund Financial Statements

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$1,534,023,515) — See accom-
panying schedule	$1,594,202,308
Cash	57
Receivable for investments sold	425,777
Receivable for fund shares sold	2,272,515
Total assets	1,596,900,657

Liabilities
Payable for investments purchased	$57,596
Payable for fund shares redeemed	2,642,441
Total liabilities	2,700,037

Net Assets	$ 1,594,200,620
Net Assets consist of:
Paid in capital	$1,519,593,090
Undistributed net investment income	20,045,527
Accumulated undistributed net real-
ized gain (loss) on investments	(5,616,790)
Net unrealized appreciation (de-
preciation) on investments	60,178,793
Net Assets, for 129,489,955 shares
outstanding	$ 1,594,200,620
Net Asset Value, offering price and
redemption price per share
($1,594,200,620 ÷
129,489,955 shares)	$12.31

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$21,373,864
Interest		51
Total income		21,373,915

Expenses
Management fee	$131,030
Independent trustees’ compensation	3,580
Total expenses before reductions	134,610
Expense reductions	(29,764)	104,846

Net investment income (loss)		21,269,069
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(1,218,676)
Capital gain distributions from
underlying funds	3,675,109	2,456,433
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		25,700,052
Net gain (loss)		28,156,485
Net increase (decrease) in net as-
sets resulting from operations		$49,425,554

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$ 21,269,069		$31,851,861
Net realized gain (loss)				2,456,433		531,818
Change in net unrealized appreciation (depreciation)				25,700,052		2,001,302
Net increase (decrease) in net assets resulting from operations				49,425,554		34,384,981
Distributions to shareholders from net investment income				(6,535,737)		(30,275,451)
Distributions to shareholders from net realized gain				(2,614,295)		—
Total distributions				(9,150,032)		(30,275,451)
Share transactions
Proceeds from sales of shares				171,754,735		396,321,970
Reinvestment of distributions				9,107,193		30,116,568
Cost of shares redeemed				(202,830,662)		(446,721,830)
Net increase (decrease) in net assets resulting from share transactions				(21,968,734)		(20,283,292)
Total increase (decrease) in net assets				18,306,788		(16,173,762)

Net Assets
Beginning of period				1,575,893,832		1,592,067,594
End of period (including undistributed net investment income of $20,045,527 and undistributed net investment in-
come of $7,967,137, respectively)				$ 1,594,200,620		$ 1,575,893,832

Other Information
Shares
Sold				14,142,737		33,212,772
Issued in reinvestment of distributions					760,835	2,508,864
Redeemed				(16,691,285)		(37,437,542)
Net increase (decrease)				(1,787,713)		(1,715,906)

Financial Highlights
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$12.00	$11.97	$ 11.01	$11.52	$11.43	$13.47
Income from Investment Operations
Net investment income (loss)D		16.24	.21	.26	.37	.55
Net realized and unrealized gain (loss)		22.02	.99	(.47)	—G	(.91)
Total from investment operations		38.26	1.20	(.21)	.37	(.36)
Distributions from net investment income	(.05)	(.23)	(.24)	(.30)	(.28)	(.75)
Distributions from net realized gain	(.02)	—	—	—	—	(.93)
Total distributions	(.07)	(.23)	(.24)	(.30)	(.28)	(1.68)
Net asset value, end of period	$12.31	$12.00	$ 11.97	$11.01	$11.52	$11.43
Total ReturnB,C	3.18%	2.18%	10.97%	(1.81)%	3.21%	(2.95)%
Ratios to Average Net AssetsE,F
Expenses before expense reductions	02%A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	01%A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	01%A	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	2.67%A	2.02%	1.79%	2.37%	3.19%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,594,201	$1,575,894	$1,592,068	$1,265,181	$1,111,543	$900,651
Portfolio turnover rate	7%A	11%	7%	7%	13%	51%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity Freedom 2005 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.9	6.1
Fidelity Disciplined Equity Fund	6.0	6.4
Fidelity Equity Income Fund	5.9	6.3
Fidelity Fund	3.4	4.1
Fidelity Growth & Income Portfolio	6.4	6.2
Fidelity Growth Company Fund	3.7	3.7
Fidelity Mid Cap Stock Fund	3.7	3.7
Fidelity OTC Portfolio	2.9	2.8
Fidelity Small Cap Growth Fund	0.2	0.0
Fidelity Small Cap Independence
Fund	0.7	0.0
Fidelity Small Cap Value Fund	0.2	0.0
Fidelity Value Fund	1.4	0.0
	40.4	39.3
International Equity Funds
Fidelity Diversified International
Fund	1.2	1.4
Fidelity Europe Fund	1.7	2.0
Fidelity Japan Fund	0.6	0.5
Fidelity Overseas Fund	1.2	1.3
Fidelity Southeast Asia Fund	0.3	0.3
	5.0	5.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.6
Fidelity High Income Fund	2.5	2.5
	4.9	5.1
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	14.3	15.1
Fidelity Intermediate Bond Fund	9.3	9.8
Fidelity Investment Grade Bond
Fund	14.2	15.2
	37.8	40.1
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	10.7	10.0
Fidelity Short Term Bond Fund	1.2	0.0
	11.9	10.0
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s hold ings as of March 31, 2005. The current allocation is based on the fund’s hold ings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 16

Fidelity Freedom 2005 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 45.4%
	Shares	Value (Note 1)
Domestic Equity Funds 40.4%
Fidelity Blue Chip Growth Fund	504,625	$ 21,234,609
Fidelity Disciplined Equity Fund	780,749	21,384,711
Fidelity Equity Income Fund	399,643	21,253,007
Fidelity Fund	395,304	12,155,608
Fidelity Growth & Income Portfolio	611,218	22,725,103
Fidelity Growth Company Fund	220,067	13,197,394
Fidelity Mid Cap Stock Fund	506,665	13,127,692
Fidelity OTC Portfolio	283,168	10,188,371
Fidelity Small Cap Growth Fund	60,277	771,549
Fidelity Small Cap Independence Fund	112,078	2,426,496
Fidelity Small Cap Value Fund	62,286	773,590
Fidelity Value Fund	65,623	5,129,120

TOTAL DOMESTIC EQUITY FUNDS		144,367,250
International Equity Funds 5.0%
Fidelity Diversified International Fund	137,338	4,383,818
Fidelity Europe Fund	155,233	6,068,040
Fidelity Japan Fund	127,246	1,915,045
Fidelity Overseas Fund	113,585	4,398,012
Fidelity Southeast Asia Fund	44,666	883,050

TOTAL INTERNATIONAL EQUITY FUNDS		17,647,965

TOTAL EQUITY FUNDS
(Cost $149,597,179)		162,015,215

Fixed Income Funds 42.7%

High Yield Fixed-Income Funds – 4.9%
Fidelity Capital & Income Fund	1,049,011	8,843,160
Fidelity High Income Fund	1,001,838	8,846,225

TOTAL HIGH YIELD FIXED INCOME FUNDS		17,689,385
Investment Grade Fixed Income Funds 37.8%
Fidelity Government Income Fund	4,996,595	50,865,341
Fidelity Intermediate Bond Fund	3,215,600	33,249,301
Fidelity Investment Grade Bond Fund	6,855,150	50,865,211

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS .		134,979,853

TOTAL FIXED-INCOME FUNDS
(Cost $154,048,691)		152,669,238

Short Term Funds 11.9%

Fidelity Retirement Money Market
Portfolio	37,986,229	37,986,229
Fidelity Short Term Bond Fund	491,695	4,366,254
TOTAL SHORT TERM FUNDS
(Cost $42,374,718)		42,352,483
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $346,020,588)	$ 357,036,936

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Fidelity Freedom 2005 Fund Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$346,020,588) — See accompa-
nying schedule		$357,036,936
Cash		7
Receivable for investments sold		521
Receivable for fund shares sold		2,424,974
Total assets		359,462,438

Liabilities
Payable for investments purchased	$1,980,039
Payable for fund shares redeemed	445,771
Total liabilities		2,425,810

Net Assets		$357,036,628
Net Assets consist of:
Paid in capital		$341,748,125
Undistributed net investment income		3,383,352
Accumulated undistributed net real-
ized gain (loss) on investments		888,803
Net unrealized appreciation (de-
preciation) on investments		11,016,348
Net Assets, for 32,129,468 shares
outstanding		$357,036,628
Net Asset Value, offering price and
redemption price per share
($357,036,628 ÷ 32,129,468
shares)		$11.11

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$3,357,930
Interest		7
Total income		3,357,937

Expenses
Management fee	$20,417
Independent trustees’ compensation	614
Total expenses before reductions	21,031
Expense reductions	(4,699)	16,332

Net investment income (loss)		3,341,605
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	51,688
Capital gain distributions from
underlying funds	995,308	1,046,996
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		9,331,260
Net gain (loss)		10,378,256
Net increase (decrease) in net as-
sets resulting from operations		$13,719,861

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Changes in Net Assets
	Six months ended			Year ended
	September 30, 2005			March 31,
	(Unaudited)			2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$3,341,605	$	2,445,844
Net realized gain (loss)		1,046,996		700,763
Change in net unrealized appreciation (depreciation)		9,331,260		1,300,771
Net increase (decrease) in net assets resulting from operations		13,719,861		4,447,378
Distributions to shareholders from net investment income		(713,317)		(1,801,817)
Distributions to shareholders from net realized gain		(713,317)		(128,392)
Total distributions		(1,426,634)		(1,930,209)
Share transactions
Proceeds from sales of shares		171,744,459		246,497,542
Reinvestment of distributions		1,419,891		1,919,878
Cost of shares redeemed		(56,665,181)		(59,173,494)
Net increase (decrease) in net assets resulting from share transactions		116,499,169		189,243,926
Total increase (decrease) in net assets		128,792,396		191,761,095

Net Assets
Beginning of period		228,244,232		36,483,137
End of period (including undistributed net investment income of $3,383,352 and undistributed net investment in-
come of $955,989, respectively)		$357,036,628		$228,244,232

Other Information
Shares
Sold		15,804,679		23,321,727
Issued in reinvestment of distributions		133,952		178,736
Redeemed		(5,208,311)		(5,581,161)
Net increase (decrease)		10,730,320		17,919,302

Financial Highlights
	Six months ended
	September 30, 2005		Years ended March 31,
	(Unaudited)	2005		2004F
Selected Per Share Data
Net asset value, beginning of period	$10.67	$10.48		$10.00
Income from Investment Operations
Net investment income (loss)D	12	.23		.08
Net realized and unrealized gain (loss)	38	.13		.44
Total from investment operations	50	.36		.52
Distributions from net investment income	(.03)	(.16)		(.04)
Distributions from net realized gain	(.03)	(.01)		—
Total distributions	(.06)	(.17)		(.04)
Net asset value, end of period	$11.11	$10.67		$10.48
Total ReturnB,C	4.71%	3.44%		5.21%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	01%A	.10%		.10%A
Expenses net of voluntary waivers, if any	01%A	.08%		.08%A
Expenses net of all reductions	01%A	.08%		.08%A
Net investment income (loss)	2.27%A	2.18%		2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$357,037	$228,244		$36,483
Portfolio turnover rate	3%A	7%		22%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FFor the period November 6, 2003 (commencement of operations) to March 31, 2004. GExpense ratios reflect operating expenses of the fund. Expenses before reduc tions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Fidelity Freedom 2010 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	6.1	6.0
Fidelity Disciplined Equity Fund	6.5	6.7
Fidelity Equity Income Fund	6.3	6.7
Fidelity Fund	5.2	6.1
Fidelity Growth & Income Portfolio	6.3	6.3
Fidelity Growth Company Fund	4.0	3.7
Fidelity Mid Cap Stock Fund	4.0	3.7
Fidelity OTC Portfolio	3.1	2.8
Fidelity Small Cap Growth Fund	0.1	0.0
Fidelity Small Cap Independence
Fund	0.3	0.0
Fidelity Small Cap Value Fund	0.1	0.0
Fidelity Value Fund	0.6	0.0
	42.6	42.0
International Equity Funds
Fidelity Diversified International
Fund	1.5	1.6
Fidelity Europe Fund	2.3	2.4
Fidelity Japan Fund	0.6	0.5
Fidelity Overseas Fund	1.4	1.4
Fidelity Southeast Asia Fund	0.3	0.3
	6.1	6.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.7
Fidelity High Income Fund	2.3	2.2
	5.6	5.9
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	14.0	14.1
Fidelity Intermediate Bond Fund	9.0	9.1
Fidelity Investment Grade Bond
Fund	14.0	14.2
	37.0	37.4
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	8.3	8.5
Fidelity Short Term Bond Fund	0.4	0.0
	8.7	8.5
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s hold ings as of March 31, 2005. The current allocation is based on the fund’s hold ings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 20

Fidelity Freedom 2010 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 48.7%
	Shares	Value (Note 1)
Domestic Equity Funds 42.6%
Fidelity Blue Chip Growth Fund	13,702,626	$ 576,606,522
Fidelity Disciplined Equity Fund	22,660,122	620,660,736
Fidelity Equity Income Fund	11,353,833	603,796,858
Fidelity Fund	16,110,566	495,399,890
Fidelity Growth & Income Portfolio	16,238,494	603,747,224
Fidelity Growth Company Fund	6,312,774	378,577,033
Fidelity Mid Cap Stock Fund	14,842,359	384,565,524
Fidelity OTC Portfolio	8,087,309	290,981,386
Fidelity Small Cap Growth Fund	781,419	10,002,168
Fidelity Small Cap Independence Fund .	1,226,482	26,553,330
Fidelity Small Cap Value Fund	800,302	9,939,751
Fidelity Value Fund	773,418	60,450,368

TOTAL DOMESTIC EQUITY FUNDS		4,061,280,790
International Equity Funds 6.1%
Fidelity Diversified International Fund	4,511,590	144,009,941
Fidelity Europe Fund	5,589,200	218,481,810
Fidelity Japan Fund	3,714,262	55,899,636
Fidelity Overseas Fund	3,518,775	136,246,963
Fidelity Southeast Asia Fund	1,556,215	30,766,380

TOTAL INTERNATIONAL EQUITY FUNDS		585,404,730

TOTAL EQUITY FUNDS
(Cost $4,096,721,620)		4,646,685,520

Fixed Income Funds 42.6%

High Yield Fixed-Income Funds – 5.6%
Fidelity Capital & Income Fund	37,014,827	312,034,995
Fidelity High Income Fund	25,520,494	225,345,958

TOTAL HIGH YIELD FIXED INCOME FUNDS		537,380,953
Investment Grade Fixed Income Funds 37.0%
Fidelity Government Income Fund	130,714,081	1,330,669,344
Fidelity Intermediate Bond Fund	82,743,478	855,567,559
Fidelity Investment Grade Bond Fund	180,508,306	1,339,371,630

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,525,608,533

TOTAL FIXED-INCOME FUNDS
(Cost $4,016,152,278)		4,062,989,486

Short Term Funds 8.7%
	Shares	Value (Note 1)
Fidelity Retirement Money Market
Portfolio	795,817,978	$ 795,817,978
Fidelity Short Term Bond Fund	4,230,254	37,564,660
TOTAL SHORT TERM FUNDS
(Cost $833,531,838)		833,382,638
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $8,946,405,736)		$9,543,057,644

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity Freedom 2010 Fund Financial Statements

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$8,946,405,736) — See accom-
panying schedule	$9,543,057,644
Cash	168
Receivable for investments sold	1,591
Receivable for fund shares sold	23,127,510
Total assets	9,566,186,913

Liabilities
Payable for investments purchased	$13,467,739
Payable for fund shares redeemed	18,055,773
Other payables and accrued
expenses	140
Total liabilities	31,523,652

Net Assets	$ 9,534,663,261
Net Assets consist of:
Paid in capital	$8,869,411,032
Undistributed net investment income	100,231,071
Accumulated undistributed net real-
ized gain (loss) on investments	(31,630,750)
Net unrealized appreciation (de-
preciation) on investments	596,651,908
Net Assets, for 680,166,033 shares
outstanding	$ 9,534,663,261
Net Asset Value, offering price and
redemption price per share
($9,534,663,261 ÷
680,166,033 shares)	$14.02

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$102,148,321
Interest		1,189
Total income		102,149,510

Expenses
Management fee	$724,484
Independent trustees’ compensation	20,227
Total expenses before reductions	744,711
Expense reductions	(165,074)	579,637

Net investment income (loss)		101,569,873
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(10,606,675)
Capital gain distributions from
underlying funds	28,153,175	17,546,500
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		322,572,711
Net gain (loss)		340,119,211
Net increase (decrease) in net as-
sets resulting from operations		$441,689,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$ 101,569,873		$ 166,362,993
Net realized gain (loss)				17,546,500		48,793,837
Change in net unrealized appreciation (depreciation)				322,572,711		67,477,735
Net increase (decrease) in net assets resulting from operations				441,689,084		282,634,565
Distributions to shareholders from net investment income				(26,060,748)		(173,342,801)
Distributions to shareholders from net realized gain				(32,571,950)		(26,257,845)
Total distributions				(58,632,698)		(199,600,646)
Share transactions
Proceeds from sales of shares				1,289,334,272		2,597,566,024
Reinvestment of distributions				58,469,084		198,984,818
Cost of shares redeemed				(889,708,074)		(1,573,936,218)
Net increase (decrease) in net assets resulting from share transactions				458,095,282		1,222,614,624
Total increase (decrease) in net assets				841,151,668		1,305,648,543

Net Assets
Beginning of period				8,693,511,593		7,387,863,050
End of period (including undistributed net investment income of $100,231,071 and undistributed net investment
income of $38,369,709, respectively)				$ 9,534,663,261		$ 8,693,511,593

Other Information
Shares
Sold				94,194,732		195,180,090
Issued in reinvestment of distributions				4,379,707		14,843,268
Redeemed				(64,960,153)		(118,610,316)
Net increase (decrease)				33,614,286		91,413,042

Financial Highlights
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$13.45	$ 13.31	$11.40	$ 12.61	$12.94	$15.55
Income from Investment Operations
Net investment income (loss)D		15.28	.26	.28	.36	.49
Net realized and unrealized gain (loss)		51.20	2.02	(1.18)	(.05)	(1.97)
Total from investment operations		66.48	2.28	(.90)	.31	(1.48)
Distributions from net investment income	(.04)	(.29)	(.28)	(.31)	(.37)	(.46)
Distributions from net realized gain	(.05)	(.05)	(.09)	—	(.27)	(.67)
Total distributions	(.09)	(.34)	(.37)	(.31)	(.64)	(1.13)
Net asset value, end of period	$14.02	$ 13.45	$13.31	$ 11.40	$12.61	$12.94
Total ReturnB,C	4.94%	3.59%	20.15%	(7.17)%	2.31%	(10.00)%
Ratios to Average Net AssetsE,F
Expenses before expense reductions	02%A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	01%A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	01%A	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	2.23%A	2.11%	2.07%	2.44%	2.84%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$9,534,663	$8,693,512	$7,387,863	$4,682,513	$4,063,699	$2,813,123
Portfolio turnover rate	4%A	1%	4%	8%	10%	42%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity Freedom 2015 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	7.5	7.5
Fidelity Disciplined Equity Fund	7.6	8.0
Fidelity Equity Income Fund	7.6	7.8
Fidelity Fund	4.2	6.5
Fidelity Growth & Income Portfolio	8.1	7.7
Fidelity Growth Company Fund	4.7	4.6
Fidelity Mid Cap Stock Fund	4.8	4.6
Fidelity OTC Portfolio	3.6	3.5
Fidelity Small Cap Growth Fund	0.2	0.0
Fidelity Small Cap Independence
Fund	0.8	0.0
Fidelity Small Cap Value Fund	0.3	0.0
Fidelity Value Fund	1.8	0.0
	51.2	50.2
International Equity Funds
Fidelity Diversified International
Fund	2.1	2.0
Fidelity Europe Fund	3.0	2.9
Fidelity Japan Fund	0.9	0.8
Fidelity Overseas Fund	2.2	1.9
Fidelity Southeast Asia Fund	0.4	0.4
	8.6	8.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.2
Fidelity High Income Fund	3.4	3.1
	6.7	6.3
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	11.2	11.5
Fidelity Intermediate Bond Fund	7.4	7.5
Fidelity Investment Grade Bond
Fund	11.2	11.6
	29.8	30.6
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	3.3	4.9
Fidelity Short Term Bond Fund	0.4	0.0
	3.7	4.9
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s hold ings as of March 31, 2005. The current allocation is based on the fund’s hold ings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 24

Fidelity Freedom 2015 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 59.8%
	Shares	Value (Note 1)
Domestic Equity Funds 51.2%
Fidelity Blue Chip Growth Fund	2,718,984	$114,414,848
Fidelity Disciplined Equity Fund	4,216,102	115,479,030
Fidelity Equity Income Fund	2,156,466	114,680,858
Fidelity Fund	2,059,018	63,314,800
Fidelity Growth & Income Portfolio	3,292,891	122,429,700
Fidelity Growth Company Fund	1,187,375	71,206,851
Fidelity Mid Cap Stock Fund	2,801,759	72,593,574
Fidelity OTC Portfolio	1,528,705	55,002,789
Fidelity Small Cap Growth Fund	316,435	4,050,372
Fidelity Small Cap Independence Fund .	546,688	11,835,805
Fidelity Small Cap Value Fund	327,053	4,062,000
Fidelity Value Fund	352,381	27,542,085

TOTAL DOMESTIC EQUITY FUNDS		776,612,712
International Equity Funds 8.6%
Fidelity Diversified International Fund	1,008,238	32,182,944
Fidelity Europe Fund	1,140,590	44,585,664
Fidelity Japan Fund	936,802	14,098,866
Fidelity Overseas Fund	838,568	32,469,338
Fidelity Southeast Asia Fund	333,475	6,592,810

TOTAL INTERNATIONAL EQUITY FUNDS		129,929,622

TOTAL EQUITY FUNDS
(Cost $838,215,617)		906,542,334

Fixed Income Funds 36.5%

High Yield Fixed-Income Funds – 6.7%
Fidelity Capital & Income Fund	5,980,640	50,416,794
Fidelity High Income Fund	5,714,461	50,458,693

TOTAL HIGH YIELD FIXED INCOME FUNDS		100,875,487
Investment Grade Fixed Income Funds 29.8%
Fidelity Government Income Fund	16,732,912	170,341,042
Fidelity Intermediate Bond Fund	10,765,994	111,320,383
Fidelity Investment Grade Bond Fund	22,954,564	170,322,863

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		451,984,288

TOTAL FIXED-INCOME FUNDS
(Cost $556,879,014)		552,859,775

Short Term Funds 3.7%

Fidelity Retirement Money Market
Portfolio	50,427,130	50,427,130
Fidelity Short Term Bond Fund	588,709	5,227,734
TOTAL SHORT TERM FUNDS
(Cost $55,676,198)		55,654,864
TOTAL INVESTMENT IN SECURITIES	100%
(Cost $1,450,770,829)	$1,515,056,973

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity Freedom 2015 Fund Financial Statements

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$1,450,770,829) — See accom-
panying schedule	$1,515,056,973
Cash	1
Receivable for fund shares sold	6,595,883
Total assets	1,521,652,857

Liabilities
Payable for investments purchased	$5,980,584
Payable for fund shares redeemed	616,395
Total liabilities	6,596,979

Net Assets	$ 1,515,055,878
Net Assets consist of:
Paid in capital	$1,435,666,919
Undistributed net investment income	11,028,995
Accumulated undistributed net real-
ized gain (loss) on investments	4,073,820
Net unrealized appreciation (de-
preciation) on investments	64,286,144
Net Assets, for 132,357,664 shares
outstanding	$ 1,515,055,878
Net Asset Value, offering price and
redemption price per share
($1,515,055,878 ÷
132,357,664 shares)	$11.45

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$11,574,656
Interest		360
Total income		11,575,016

Expenses
Management fee	$79,182
Independent trustees’ compensation	2,476
Total expenses before reductions	81,658
Expense reductions	(18,394)	63,264

Net investment income (loss)		11,511,752
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(21)
Capital gain distributions from
underlying funds	4,559,728	4,559,707
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		53,971,415
Net gain (loss)		58,531,122
Net increase (decrease) in net as-
sets resulting from operations		$70,042,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Statement of Changes in Net Assets
	Six months ended			Year ended
	September 30, 2005			March 31,
	(Unaudited)			2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$11,511,752	$	8,277,717
Net realized gain (loss)		4,559,707		2,804,789
Change in net unrealized appreciation (depreciation)		53,971,415		9,373,614
Net increase (decrease) in net assets resulting from operations		70,042,874		20,456,120
Distributions to shareholders from net investment income		(2,766,479)		(6,293,545)
Distributions to shareholders from net realized gain		(2,766,449)		(573,772)
Total distributions		(5,532,928)		(6,867,317)
Share transactions
Proceeds from sales of shares		635,519,761		877,794,443
Reinvestment of distributions		5,522,827		6,853,844
Cost of shares redeemed		(102,989,512)		(100,078,893)
Net increase (decrease) in net assets resulting from share transactions		538,053,076		784,569,394
Total increase (decrease) in net assets		602,563,022		798,158,197

Net Assets
Beginning of period		912,492,856		114,334,659
End of period (including undistributed net investment income of $11,028,995 and undistributed net investment in-
come of $2,927,282, respectively)	$ 1,515,055,878			$912,492,856

Other Information
Shares
Sold		57,181,160		81,759,492
Issued in reinvestment of distributions		511,846		623,570
Redeemed		(9,249,830)		(9,283,179)
Net increase (decrease)		48,443,176		73,099,883

Financial Highlights
	Six months ended
	September 30, 2005		Years ended March 31,
	(Unaudited)	2005		2004F
Selected Per Share Data
Net asset value, beginning of period	$10.87	$10.57		$10.00
Income from Investment Operations
Net investment income (loss)D	11	.21		.07
Net realized and unrealized gain (loss)	53	.25		.54
Total from investment operations	64	.46		.61
Distributions from net investment income	(.03)	(.14)		(.04)
Distributions from net realized gain	(.03)	(.02)		—
Total distributions	(.06)	(.16)		(.04)
Net asset value, end of period	$11.45	$10.87		$10.57
Total ReturnB,C	5.92%	4.30%		6.11%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	01%A	.10%		.10%A
Expenses net of voluntary waivers, if any	01%A	.08%		.08%A
Expenses net of all reductions	01%A	.08%		.08%A
Net investment income (loss)	1.91%A	2.01%		1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,515,056	$912,493		$114,335
Portfolio turnover rate	0%A	0%		2%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FFor the period November 6, 2003 (commencement of operations) to March 31, 2004. GExpense ratios reflect operating expenses of the fund. Expenses before reduc tions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Fidelity Freedom 2020 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.6	8.6
Fidelity Disciplined Equity Fund	9.1	9.5
Fidelity Equity Income Fund	8.8	9.5
Fidelity Fund	7.1	8.7
Fidelity Growth & Income Portfolio	9.0	9.0
Fidelity Growth Company Fund	5.6	5.3
Fidelity Mid Cap Stock Fund	5.6	5.3
Fidelity OTC Portfolio	4.3	4.0
Fidelity Small Cap Growth Fund	0.2	0.0
Fidelity Small Cap Independence
Fund	0.5	0.0
Fidelity Small Cap Value Fund	0.2	0.0
Fidelity Value Fund	1.2	0.0
	60.2	59.9
International Equity Funds
Fidelity Diversified International
Fund	2.7	2.9
Fidelity Europe Fund	4.1	4.4
Fidelity Japan Fund	1.1	1.0
Fidelity Overseas Fund	2.6	2.6
Fidelity Southeast Asia Fund	0.6	0.6
	11.1	11.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.9	4.4
Fidelity High Income Fund	3.6	3.7
	7.5	8.1
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	8.0	7.7
Fidelity Intermediate Bond Fund	5.1	5.0
Fidelity Investment Grade Bond
Fund	8.0	7.8
	21.1	20.5
Short-Term Funds
Fidelity Retirement Money Market
Portfolio	0.1	0.0
Fidelity Short Term Bond Fund	0.0	0.0
	0.1	0.0
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s hold ings as of March 31, 2005. The current allocation is based on the fund’s hold ings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 28

Fidelity Freedom 2020 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 71.3%
	Shares	Value (Note 1)
Domestic Equity Funds 60.2%
Fidelity Blue Chip Growth Fund	23,485,739	$ 988,279,898
Fidelity Disciplined Equity Fund	38,108,171	1,043,782,800
Fidelity Equity Income Fund	19,030,911	1,012,063,835
Fidelity Fund	26,467,153	813,864,953
Fidelity Growth & Income Portfolio	27,865,072	1,036,023,359
Fidelity Growth Company Fund	10,671,470	639,968,074
Fidelity Mid Cap Stock Fund	25,046,400	648,952,222
Fidelity OTC Portfolio	13,729,462	493,986,043
Fidelity Small Cap Growth Fund	1,502,487	19,231,830
Fidelity Small Cap Independence Fund .	2,670,645	57,819,458
Fidelity Small Cap Value Fund	1,538,520	19,108,420
Fidelity Value Fund	1,705,798	133,325,185

TOTAL DOMESTIC EQUITY FUNDS		6,906,406,077
International Equity Funds 11.1%
Fidelity Diversified International Fund	9,875,840	315,236,805
Fidelity Europe Fund	12,044,341	470,813,302
Fidelity Japan Fund	8,332,899	125,410,125
Fidelity Overseas Fund	7,666,667	296,853,358
Fidelity Southeast Asia Fund	3,312,101	65,480,242

TOTAL INTERNATIONAL EQUITY FUNDS		1,273,793,832

TOTAL EQUITY FUNDS
(Cost $7,085,279,069)		8,180,199,909

Fixed Income Funds 28.6%

High Yield Fixed-Income Funds – 7.5%
Fidelity Capital & Income Fund	53,350,526	449,744,933
Fidelity High Income Fund	46,659,803	412,006,058

TOTAL HIGH YIELD FIXED INCOME FUNDS		861,750,991
Investment Grade Fixed Income Funds 21.1%
Fidelity Government Income Fund	89,417,148	910,266,566
Fidelity Intermediate Bond Fund	56,752,132	586,817,042
Fidelity Investment Grade Bond Fund 123,445,794		915,967,791

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,413,051,399

TOTAL FIXED-INCOME FUNDS
(Cost $3,234,315,727)		3,274,802,390

Short Term Funds 0.1%
	Shares	Value (Note 1)
Fidelity Retirement Money Market
Portfolio	5,825,470	$5,825,470
Fidelity Short Term Bond Fund	254,344	2,258,574
TOTAL SHORT TERM FUNDS
(Cost $8,090,337)		8,084,044
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $10,327,685,133)		$ 11,463,086,343

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Fidelity Freedom 2020 Fund Financial Statements

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$10,327,685,133) — See accom-
panying schedule	$11,463,086,343
Cash	11
Receivable for investments sold	8,733
Receivable for fund shares sold	33,866,817
Total assets	11,496,961,904

Liabilities
Payable for investments purchased	$21,925,422
Payable for fund shares redeemed	20,982,365
Total liabilities	42,907,787

Net Assets	$11,454,054,117
Net Assets consist of:
Paid in capital	$10,243,625,455
Undistributed net investment income	84,403,739
Accumulated undistributed net real-
ized gain (loss) on investments	(9,376,287)
Net unrealized appreciation (de-
preciation) on investments	1,135,401,210
Net Assets, for 788,765,549 shares
outstanding	$11,454,054,117
Net Asset Value, offering price and
redemption price per share
($11,454,054,117 ÷
788,765,549 shares)	$14.52

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$87,744,927
Interest		2,565
Total income		87,747,492

Expenses
Management fee	$827,570
Independent trustees’ compensation	23,465
Total expenses before reductions	851,035
Expense reductions	(189,115)	661,920

Net investment income (loss)		87,085,572
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(17,281,871)
Capital gain distributions from
underlying funds	37,389,568	20,107,697
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		570,150,221
Net gain (loss)		590,257,918
Net increase (decrease) in net as-
sets resulting from operations		$677,343,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 30

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$87,085,572		$ 152,146,703
Net realized gain (loss)				20,107,697		52,283,801
Change in net unrealized appreciation (depreciation)				570,150,221		227,628,964
Net increase (decrease) in net assets resulting from operations				677,343,490		432,059,468
Distributions to shareholders from net investment income				(14,812,981)		(167,221,106)
Distributions to shareholders from net realized gain				(40,738,866)		(21,140,380)
Total distributions				(55,551,847)		(188,361,486)
Share transactions
Proceeds from sales of shares				1,736,987,109		3,407,977,638
Reinvestment of distributions				55,447,726		187,972,530
Cost of shares redeemed				(875,993,146)		(1,465,258,981)
Net increase (decrease) in net assets resulting from share transactions				916,441,689		2,130,691,187
Total increase (decrease) in net assets				1,538,233,332		2,374,389,169

Net Assets
Beginning of period				9,915,820,785		7,541,431,616
End of period (including undistributed net investment income of $84,403,739 and undistributed net investment
income of $22,498,986, respectively)				$11,454,054,117		$ 9,915,820,785

Other Information
Shares
Sold				123,913,596		253,234,444
Issued in reinvestment of distributions				4,119,444		13,779,674
Redeemed				(62,347,650)		(109,285,908)
Net increase (decrease)				65,685,390		157,728,210

Financial Highlights
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$13.71	$13.34	$ 10.50	$ 12.60	$13.11	$17.28
Income from Investment Operations
Net investment income (loss)D	11	.24	.23	.21	.26	.35
Net realized and unrealized gain (loss)	78	.43	2.87	(2.09)	(.08)	(3.17)
Total from investment operations	89	.67	3.10	(1.88)	.18	(2.82)
Distributions from net investment income	(.02)	(.26)	(.22)	(.22)	(.26)	(.39)
Distributions from net realized gain	(.06)	(.04)	(.04)	—	(.43)	(.96)
Total distributions	(.08)	(.30)	(.26)	(.22)	(.69)	(1.35)
Net asset value, end of period	$14.52	$13.71	$ 13.34	$ 10.50	$12.60	$13.11
Total ReturnB,C	6.50%	5.01%	29.68%	(14.96)%	1.12%	(17.23)%
Ratios to Average Net AssetsE,F
Expenses before expense reductions	02%A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	01%A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	01%A	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	1.63%A	1.79%	1.85%	1.96%	2.03%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$11,454,054	$9,915,821	$ 7,541,432	$ 4,087,602	$3,285,294	$2,189,361
Portfolio turnover rate	3%A	0%	3%	6%	10%	50%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Fidelity Freedom 2025 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	9.4	9.7
Fidelity Disciplined Equity Fund	9.5	10.2
Fidelity Equity Income Fund	9.5	10.0
Fidelity Fund	5.1	8.1
Fidelity Growth & Income Portfolio	10.1	9.9
Fidelity Growth Company Fund	5.8	5.9
Fidelity Mid Cap Stock Fund	6.0	6.0
Fidelity OTC Portfolio	4.5	4.5
Fidelity Small Cap Growth Fund	0.3	0.0
Fidelity Small Cap Independence
Fund	1.0	0.0
Fidelity Small Cap Value Fund	0.4	0.0
Fidelity Value Fund	2.3	0.0
	63.9	64.3
International Equity Funds
Fidelity Diversified International
Fund	2.7	2.9
Fidelity Europe Fund	3.8	4.3
Fidelity Japan Fund	1.2	1.1
Fidelity Overseas Fund	2.7	2.9
Fidelity Southeast Asia Fund	0.6	0.6
	11.0	11.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.8
Fidelity High Income Fund	3.7	3.7
	7.4	7.5
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	6.7	6.2
Fidelity Intermediate Bond Fund	4.3	4.0
Fidelity Investment Grade Bond
Fund	6.7	6.2
	17.7	16.4
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s hold ings as of March 31, 2005. The current allocation is based on the fund’s hold ings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 32

Fidelity Freedom 2025 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 74.9%
	Shares	Value (Note 1)
Domestic Equity Funds 63.9%
Fidelity Blue Chip Growth Fund	2,622,721	$ 110,364,110
Fidelity Disciplined Equity Fund	4,060,976	111,230,128
Fidelity Equity Income Fund	2,081,318	110,684,517
Fidelity Fund	1,927,329	59,265,360
Fidelity Growth & Income Portfolio	3,178,857	118,189,916
Fidelity Growth Company Fund	1,138,899	68,299,757
Fidelity Mid Cap Stock Fund	2,694,059	69,803,075
Fidelity OTC Portfolio	1,473,659	53,022,247
Fidelity Small Cap Growth Fund	314,813	4,029,601
Fidelity Small Cap Independence Fund .	527,805	11,426,981
Fidelity Small Cap Value Fund	326,838	4,059,330
Fidelity Value Fund	343,904	26,879,498

TOTAL DOMESTIC EQUITY FUNDS		747,254,520
International Equity Funds 11.0%
Fidelity Diversified International Fund	1,000,024	31,920,752
Fidelity Europe Fund	1,132,827	44,282,213
Fidelity Japan Fund	924,090	13,907,557
Fidelity Overseas Fund	833,151	32,259,622
Fidelity Southeast Asia Fund	331,052	6,544,908

TOTAL INTERNATIONAL EQUITY FUNDS		128,915,052

TOTAL EQUITY FUNDS
(Cost $812,651,259)		876,169,572

Fixed Income Funds 25.1%

High Yield Fixed-Income Funds – 7.4%
Fidelity Capital & Income Fund	5,148,897	43,405,198
Fidelity High Income Fund	4,923,271	43,472,487

TOTAL HIGH YIELD FIXED INCOME FUNDS		86,877,685
Investment Grade Fixed Income Funds 17.7%
Fidelity Government Income Fund	7,648,200	77,858,675
Fidelity Intermediate Bond Fund	4,920,638	50,879,395
Fidelity Investment Grade Bond Fund 10,496,211		77,881,884

TOTAL INVESTMENT GRADE FIXED-INCOME
FUNDS		206,619,954

TOTAL FIXED-INCOME FUNDS
(Cost $295,313,093)		293,497,639
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $1,107,964,352)	$1,169,667,211

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Fidelity Freedom 2025 Fund Financial Statements

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$1,107,964,352) — See accom-
panying schedule	$1,169,667,211
Cash	12
Receivable for fund shares sold	6,559,213
Total assets	1,176,226,436

Liabilities
Payable for investments purchased	$5,772,592
Payable for fund shares redeemed	787,257
Total liabilities	6,559,849

Net Assets	$ 1,169,666,587
Net Assets consist of:
Paid in capital	$1,097,480,326
Undistributed net investment income	6,652,624
Accumulated undistributed net real-
ized gain (loss) on investments	3,830,778
Net unrealized appreciation (de-
preciation) on investments	61,702,859
Net Assets, for 99,297,649 shares
outstanding	$ 1,169,666,587
Net Asset Value, offering price and
redemption price per share
($1,169,666,587 ÷ 99,297,649
shares)	$11.78

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$6,704,774
Interest		182
Total income		6,704,956

Expenses
Management fee	$58,737
Independent trustees’ compensation	1,861
Total expenses before reductions	60,598
Expense reductions	(13,673)	46,925

Net investment income (loss)		6,658,031
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	1,712
Capital gain distributions from un-
derlying funds	3,871,335	3,873,047
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		51,669,636
Net gain (loss)		55,542,683
Net increase (decrease) in net as-
sets resulting from operations		$62,200,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 34

Statement of Changes in Net Assets
	Six months ended			Year ended
	September 30, 2005			March 31,
	(Unaudited)			2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$6,658,031	$	4,614,068
Net realized gain (loss)		3,873,047		2,006,547
Change in net unrealized appreciation (depreciation)		51,669,636		9,283,353
Net increase (decrease) in net assets resulting from operations		62,200,714		15,903,968
Distributions to shareholders from net investment income		(1,032,229)		(3,727,700)
Distributions to shareholders from net realized gain		(1,720,926)		(334,233)
Total distributions		(2,753,155)		(4,061,933)
Share transactions
Proceeds from sales of shares		493,624,781		653,296,979
Reinvestment of distributions		2,751,415		4,057,208
Cost of shares redeemed		(68,655,692)		(53,120,578)
Net increase (decrease) in net assets resulting from share transactions		427,720,504		604,233,609
Total increase (decrease) in net assets		487,168,063		616,075,644

Net Assets
Beginning of period		682,498,524		66,422,880
End of period (including undistributed net investment income of $6,652,624 and undistributed net investment in-
come of $1,348,251, respectively)	$ 1,169,666,587			$682,498,524

Other Information
Shares
Sold		43,416,192		59,896,551
Issued in reinvestment of distributions		253,121		361,175
Redeemed		(6,024,903)		(4,846,144)
Net increase (decrease)		37,644,410		55,411,582

Financial Highlights
	Six months ended
	September 30, 2005		Years ended March 31,
	(Unaudited)	2005		2004F
Selected Per Share Data
Net asset value, beginning of period	$11.07	$10.64		$10.00
Income from Investment Operations
Net investment income (loss)D	08	.18		.06
Net realized and unrealized gain (loss)	67	.39		.63
Total from investment operations	75	.57		.69
Distributions from net investment income	(.02)	(.13)		(.05)
Distributions from net realized gain	(.03)	(.01)		—
Total distributions	(.04)H	(.14)		(.05)
Net asset value, end of period	$11.78	$11.07		$10.64
Total ReturnB,C	6.81%	5.33%		6.92%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	01%A	.10%		.10%A
Expenses net of voluntary waivers, if any	01%A	.08%		.08%A
Expenses net of all reductions	01%A	.08%		.08%A
Net investment income (loss)	1.46%A	1.67%		1.53%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,169,667	$682,499		$66,423
Portfolio turnover rate	0%A	0%		7%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FFor the period November 6, 2003 (commencement of operations) to March 31, 2004. GExpense ratios reflect operating expenses of the fund. Expenses before reduc tions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment advisor but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests. HTotal distributions of $.04 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gains of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Fidelity Freedom 2030 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.0	9.8
Fidelity Disciplined Equity Fund	10.5	10.9
Fidelity Equity Income Fund	10.2	10.9
Fidelity Fund	7.8	9.9
Fidelity Growth & Income Portfolio	10.5	10.3
Fidelity Growth Company Fund	6.5	6.1
Fidelity Mid Cap Stock Fund	6.5	6.2
Fidelity OTC Portfolio	5.0	4.6
Fidelity Small Cap Growth Fund	0.2	0.0
Fidelity Small Cap Independence
Fund	0.7	0.0
Fidelity Small Cap Value Fund	0.2	0.0
Fidelity Value Fund	1.5	0.0
	69.6	68.7
International Equity Funds
Fidelity Diversified International
Fund	3.4	3.6
Fidelity Europe Fund	5.0	5.4
Fidelity Japan Fund	1.4	1.2
Fidelity Overseas Fund	3.2	3.3
Fidelity Southeast Asia Fund	0.7	0.7
	13.7	14.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.9	4.4
Fidelity High Income Fund	3.6	3.7
	7.5	8.1
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	3.5	3.4
Fidelity Intermediate Bond Fund	2.2	2.2
Fidelity Investment Grade Bond
Fund	3.5	3.4
	9.2	9.0
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s hold ings as of March 31, 2005. The current allocation is based on the fund’s hold ings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 36

Fidelity Freedom 2030 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.3%
	Shares	Value (Note 1)
Domestic Equity Funds 69.6%
Fidelity Blue Chip Growth Fund	16,335,142	$ 687,382,767
Fidelity Disciplined Equity Fund	26,193,347	717,435,781
Fidelity Equity Income Fund	13,149,490	699,289,857
Fidelity Fund	17,404,602	535,191,512
Fidelity Growth & Income Portfolio	19,405,874	721,510,389
Fidelity Growth Company Fund	7,359,413	441,343,970
Fidelity Mid Cap Stock Fund	17,205,012	445,781,856
Fidelity OTC Portfolio	9,447,418	339,918,103
Fidelity Small Cap Growth Fund	1,119,299	14,327,025
Fidelity Small Cap Independence Fund . 2,060,909		44,618,690
Fidelity Small Cap Value Fund	1,090,369	13,542,386
Fidelity Value Fund	1,283,398	100,310,369

TOTAL DOMESTIC EQUITY FUNDS		4,760,652,705
International Equity Funds 13.7%
Fidelity Diversified International Fund	7,239,564	231,086,878
Fidelity Europe Fund	8,786,815	343,476,608
Fidelity Japan Fund	6,268,551	94,341,698
Fidelity Overseas Fund	5,656,650	219,025,485
Fidelity Southeast Asia Fund	2,458,610	48,606,711

TOTAL INTERNATIONAL EQUITY FUNDS		936,537,380

TOTAL EQUITY FUNDS
(Cost $5,010,938,324)		5,697,190,085

Fixed Income Funds 16.7%

High Yield Fixed-Income Funds – 7.5%
Fidelity Capital & Income Fund	31,535,061	265,840,566
Fidelity High Income Fund	27,708,486	244,665,930

TOTAL HIGH YIELD FIXED INCOME FUNDS		510,506,496
Investment Grade Fixed Income Funds 9.2%
Fidelity Government Income Fund	23,521,724	239,451,153
Fidelity Intermediate Bond Fund	14,522,765	150,165,387
Fidelity Investment Grade Bond
Fund	32,456,630	240,828,193

TOTAL INVESTMENT GRADE FIXED-INCOME
FUNDS		630,444,733

TOTAL FIXED-INCOME FUNDS
(Cost $1,121,988,875)		1,140,951,229
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $6,132,927,199)	$ 6,838,141,314

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Fidelity Freedom 2030 Fund Financial Statements

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$6,132,927,199) — See accom-
panying schedule	$6,838,141,314
Cash	4
Receivable for fund shares sold	21,166,565
Total assets	6,859,307,883

Liabilities
Payable for investments purchased	$11,730,114
Payable for fund shares redeemed	14,916,005
Total liabilities	26,646,119

Net Assets	$ 6,832,661,764
Net Assets consist of:
Paid in capital	$6,101,972,137
Undistributed net investment income	39,267,603
Accumulated undistributed net real-
ized gain (loss) on investments	(13,792,091)
Net unrealized appreciation (de-
preciation) on investments	705,214,115
Net Assets, for 463,552,712 shares
outstanding	$ 6,832,661,764
Net Asset Value, offering price and
redemption price per share
($6,832,661,764 ÷
463,552,712 shares)	$14.74

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$40,588,376
Interest		2,621
Total income		40,590,997

Expenses
Management fee	$488,940
Independent trustees’ compensation	13,893
Total expenses before reductions	502,833
Expense reductions	(111,704)	391,129

Net investment income (loss)		40,199,868
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(23,571,329)
Capital gain distributions from
underlying funds	23,141,198	(430,131)
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		408,284,764
Net gain (loss)		407,854,633
Net increase (decrease) in net as-
sets resulting from operations		$448,054,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$ 40,199,868		$75,168,093
Net realized gain (loss)					(430,131)	28,102,801
Change in net unrealized appreciation (depreciation)				408,284,764		187,294,996
Net increase (decrease) in net assets resulting from operations				448,054,501		290,565,890
Distributions to shareholders from net investment income				(2,174,743)		(83,244,934)
Distributions to shareholders from net realized gain				(26,101,175)		—
Total distributions				(28,275,918)		(83,244,934)
Share transactions
Proceeds from sales of shares				1,086,615,591		2,113,722,920
Reinvestment of distributions				28,248,618		83,157,721
Cost of shares redeemed				(558,796,595)		(910,987,108)
Net increase (decrease) in net assets resulting from share transactions				556,067,614		1,285,893,533
Total increase (decrease) in net assets				975,846,197		1,493,214,489

Net Assets
Beginning of period				5,856,815,567		4,363,601,078
End of period (including undistributed net investment income of $39,267,603 and undistributed net investment in-
come of $5,486,524, respectively)				$ 6,832,661,764		$ 5,856,815,567

Other Information
Shares
Sold				76,759,297		157,092,508
Issued in reinvestment of distributions				2,090,942		5,986,195
Redeemed				(39,338,806)		(67,870,981)
Net increase (decrease)				39,511,433		95,207,722

Financial Highlights
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$13.81	$13.27	$ 10.04	$12.58	$13.23	$17.84
Income from Investment Operations
Net investment income (loss)D	09	.20	.19	.16	.19	.28
Net realized and unrealized gain (loss)	91	.56	3.23	(2.55)	(.11)	(3.84)
Total from investment operations	1.00	.76	3.42	(2.39)	.08	(3.56)
Distributions from net investment income	(.01)	(.22)	(.19)	(.15)	(.20)	(.34)
Distributions from net realized gain	(.06)	—	—	—	(.53)	(.71)
Total distributions	(.07)	(.22)	(.19)	(.15)	(.73)	(1.05)
Net asset value, end of period	$14.74	$13.81	$ 13.27	$10.04	$12.58	$13.23
Total ReturnB,C	7.25%	5.72%	34.22%	(19.05)%	.28%	(20.78)%
Ratios to Average Net AssetsE,F
Expenses before expense reductions	02%A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	01%A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	01%A	.08%	.08%	.08%	.07%	.06%
Net investment income (loss)	1.27%A	1.52%	1.58%	1.52%	1.50%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$6,832,662	$5,856,816	$4,363,601	$2,335,210	$1,995,302	$1,376,774
Portfolio turnover rate	5%A	0%	2%	4%	5%	37%
AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Fidelity Freedom 2035 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.4	10.6
Fidelity Disciplined Equity Fund	10.4	11.1
Fidelity Equity Income Fund	10.4	10.9
Fidelity Fund	5.3	8.3
Fidelity Growth & Income Portfolio	11.1	10.8
Fidelity Growth Company Fund	6.5	6.4
Fidelity Mid Cap Stock Fund	6.4	6.5
Fidelity OTC Portfolio	5.0	4.9
Fidelity Small Cap Growth Fund	0.4	0.0
Fidelity Small Cap Independence
Fund	1.1	0.0
Fidelity Small Cap Value Fund	0.4	0.0
Fidelity Value Fund	2.5	0.0
	69.9	69.5
International Equity Funds
Fidelity Diversified International
Fund	3.4	3.8
Fidelity Europe Fund	4.7	5.6
Fidelity Japan Fund	1.5	1.5
Fidelity Overseas Fund	3.4	3.7
Fidelity Southeast Asia Fund	0.7	0.8
	13.7	15.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.2	4.9
Fidelity High Income Fund	4.3	4.8
	8.5	9.7
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	3.0	2.0
Fidelity Intermediate Bond Fund	1.9	1.3
Fidelity Investment Grade Bond
Fund	3.0	2.1
	7.9	5.4
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s hold ings as of March 31, 2005. The current allocation is based on the fund’s hold ings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 40

Fidelity Freedom 2035 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 83.6%
	Shares	Value (Note 1)
Domestic Equity Funds 69.9%
Fidelity Blue Chip Growth Fund	1,553,174	$ 65,357,574
Fidelity Disciplined Equity Fund	2,403,171	65,822,842
Fidelity Equity Income Fund	1,237,283	65,798,698
Fidelity Fund	1,077,731	33,140,243
Fidelity Growth & Income Portfolio	1,887,425	70,174,468
Fidelity Growth Company Fund	679,774	40,766,038
Fidelity Mid Cap Stock Fund	1,547,544	40,096,860
Fidelity OTC Portfolio	871,386	31,352,459
Fidelity Small Cap Growth Fund	188,996	2,419,153
Fidelity Small Cap Independence Fund	314,136	6,801,051
Fidelity Small Cap Value Fund	195,658	2,430,074
Fidelity Value Fund	204,972	16,020,622

TOTAL DOMESTIC EQUITY FUNDS		440,180,082
International Equity Funds 13.7%
Fidelity Diversified International Fund	671,933	21,448,102
Fidelity Europe Fund	761,491	29,766,691
Fidelity Japan Fund	608,828	9,162,863
Fidelity Overseas Fund	561,020	21,722,686
Fidelity Southeast Asia Fund	222,358	4,396,027

TOTAL INTERNATIONAL EQUITY FUNDS		86,496,369

TOTAL EQUITY FUNDS
(Cost $489,506,005)		526,676,451

Fixed Income Funds 16.4%

High Yield Fixed-Income Funds – 8.5%
Fidelity Capital & Income Fund	3,165,991	26,689,304
Fidelity High Income Fund	3,026,143	26,720,841

TOTAL HIGH YIELD FIXED INCOME FUNDS		53,410,145
Investment Grade Fixed Income Funds 7.9%
Fidelity Government Income Fund	1,860,004	18,934,841
Fidelity Intermediate Bond Fund	1,196,029	12,366,937
Fidelity Investment Grade Bond Fund	2,550,648	18,925,808

TOTAL INVESTMENT GRADE FIXED INCOME FUNDS		50,227,586

TOTAL FIXED-INCOME FUNDS
(Cost $104,042,228)		103,637,731
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $593,548,233)		$ 630,314,182

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Fidelity Freedom 2035 Fund Financial Statements

Statement of Assets and Liabilities
	September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$593,548,233) — See accompa-
nying schedule		$630,314,182
Receivable for fund shares sold		4,404,664
Total assets		634,718,846

Liabilities
Payable for investments purchased	$3,823,318
Payable for fund shares redeemed	581,622
Total liabilities		4,404,940

Net Assets		$630,313,906
Net Assets consist of:
Paid in capital		$588,583,768
Undistributed net investment income		2,910,954
Accumulated undistributed net real-
ized gain (loss) on investments		2,053,235
Net unrealized appreciation (de-
preciation) on investments		36,765,949
Net Assets, for 52,534,226 shares
outstanding		$630,313,906
Net Asset Value, offering price and
redemption price per share
($630,313,906 ÷ 52,534,226
shares)		$12.00

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$2,957,630
Interest		164
Total income		2,957,794

Expenses
Management fee	$30,515
Independent trustees’ compensation	973
Total expenses before reductions	31,488
Expense reductions	(7,115)	24,373

Net investment income (loss)		2,933,421
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	4,430
Capital gain distributions from
underlying funds	2,150,659	2,155,089
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		30,588,942
Net gain (loss)		32,744,031
Net increase (decrease) in net as-
sets resulting from operations		$35,677,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Statement of Changes in Net Assets
	Six months ended			Year ended
	September 30, 2005			March 31,
	(Unaudited)			2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$2,933,421	$	2,133,656
Net realized gain (loss)		2,155,089		986,537
Change in net unrealized appreciation (depreciation)		30,588,942		5,834,445
Net increase (decrease) in net assets resulting from operations		35,677,452		8,954,638
Distributions to shareholders from net investment income		(354,349)		(1,855,868)
Distributions to shareholders from net realized gain		(1,063,113)		—
Total distributions		(1,417,462)		(1,855,868)
Share transactions
Proceeds from sales of shares		284,099,936		343,792,868
Reinvestment of distributions		1,417,028		1,855,011
Cost of shares redeemed		(41,554,419)		(28,598,735)
Net increase (decrease) in net assets resulting from share transactions		243,962,545		317,049,144
Total increase (decrease) in net assets		278,222,535		324,147,914

Net Assets
Beginning of period		352,091,371		27,943,457
End of period (including undistributed net investment income of $2,910,954 and undistributed net investment in-
come of $458,671, respectively)		$630,313,906		$352,091,371

Other Information
Shares
Sold		24,613,332		31,199,027
Issued in reinvestment of distributions		129,173		162,738
Redeemed		(3,596,942)		(2,586,363)
Net increase (decrease)		21,145,563		28,775,402

Financial Highlights
	Six months ended
	September 30, 2005		Years ended March 31,
	(Unaudited)	2005		2004F
Selected Per Share Data
Net asset value, beginning of period	$11.22	$10.69		$10.00
Income from Investment Operations
Net investment income (loss)D	07	.17		.06
Net realized and unrealized gain (loss)	75	.49		.68
Total from investment operations	82	.66		.74
Distributions from net investment income	(.01)	(.13)		(.05)
Distributions from net realized gain	(.03)	—		—
Total distributions	(.04)	(.13)		(.05)
Net asset value, end of period	$12.00	$11.22		$10.69
Total ReturnB,C	7.34%	6.12%		7.42%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	01%A	.10%		.10%A
Expenses net of voluntary waivers, if any	01%A	.08%		.08%A
Expenses net of all reductions	01%A	.08%		.08%A
Net investment income (loss)	1.22%A	1.56%		1.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$630,314	$352,091		$27,943
Portfolio turnover rate	0%A	0%		18%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FFor the period November 6, 2003 (commencement of operations) to March 31, 2004. GExpense ratios reflect operating expenses of the fund. Expenses before reduc tions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests.

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Fidelity Freedom 2040 Fund Investment Changes

Fund Holdings as of September 30, 2005
	% of fund’s	% of fund’s investments
	investments	6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.2	10.6
Fidelity Disciplined Equity Fund	10.3	11.5
Fidelity Equity Income Fund	10.2	11.4
Fidelity Fund	7.0	9.6
Fidelity Growth & Income Portfolio	10.9	11.0
Fidelity Growth Company Fund	6.4	6.6
Fidelity Mid Cap Stock Fund	6.4	6.6
Fidelity OTC Portfolio	4.9	5.0
Fidelity Small Cap Growth Fund	0.3	0.0
Fidelity Small Cap Independence
Fund	1.0	0.0
Fidelity Small Cap Value Fund	0.3	0.0
Fidelity Value Fund	2.3	0.0
	70.2	72.3
International Equity Funds
Fidelity Diversified International
Fund	3.7	4.1
Fidelity Europe Fund	5.4	6.2
Fidelity Japan Fund	1.6	1.5
Fidelity Overseas Fund	3.8	3.9
Fidelity Southeast Asia Fund	0.8	0.8
	15.3	16.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.8	5.1
Fidelity High Income Fund	4.9	5.1
	9.7	10.2
Investment Grade Fixed-Income
Funds
Fidelity Government Income Fund	1.8	0.4
Fidelity Intermediate Bond Fund	1.2	0.2
Fidelity Investment Grade Bond
Fund	1.8	0.4
	4.8	1.0
	100.0	100.0

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund’s hold ings as of March 31, 2005. The current allocation is based on the fund’s hold ings as of September 30, 2005. The expected allocation represents the fund’s anticipated target asset allocation at March 31, 2006.

Semiannual Report 44

Fidelity Freedom 2040 Fund Investments September 30, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 85.5%
	Shares	Value (Note 1)
Domestic Equity Funds 70.2%
Fidelity Blue Chip Growth Fund	6,730,121	$ 283,203,488
Fidelity Disciplined Equity Fund	10,482,748	287,122,468
Fidelity Equity Income Fund	5,333,899	283,656,775
Fidelity Fund	6,355,346	195,426,894
Fidelity Growth & Income Portfolio	8,126,146	302,130,109
Fidelity Growth Company Fund	2,968,312	178,009,657
Fidelity Mid Cap Stock Fund	6,842,682	177,293,894
Fidelity OTC Portfolio	3,821,232	137,487,915
Fidelity Small Cap Growth Fund	553,713	7,087,529
Fidelity Small Cap Independence Fund .	1,274,693	27,597,102
Fidelity Small Cap Value Fund	590,851	7,338,371
Fidelity Value Fund	826,862	64,627,511

TOTAL DOMESTIC EQUITY FUNDS		1,950,981,713
International Equity Funds 15.3%
Fidelity Diversified International Fund	3,248,678	103,697,799
Fidelity Europe Fund	3,831,454	149,771,536
Fidelity Japan Fund	2,977,012	44,804,024
Fidelity Overseas Fund	2,689,307	104,129,981
Fidelity Southeast Asia Fund	1,065,316	21,061,296

TOTAL INTERNATIONAL EQUITY FUNDS		423,464,636

TOTAL EQUITY FUNDS
(Cost $2,030,408,316)		2,374,446,349

Fixed Income Funds 14.5%

High Yield Fixed-Income Funds – 9.7%
Fidelity Capital & Income Fund	15,981,934	134,727,700
Fidelity High Income Fund	15,259,054	134,737,449

TOTAL HIGH YIELD FIXED INCOME FUNDS		269,465,149
Investment Grade Fixed Income Funds 4.8%
Fidelity Government Income Fund	4,972,695	50,622,039
Fidelity Intermediate Bond Fund	3,112,270	32,180,872
Fidelity Investment Grade Bond Fund	6,825,559	50,645,649

TOTAL INVESTMENT GRADE FIXED-INCOME
FUNDS		133,448,560

TOTAL FIXED-INCOME FUNDS
(Cost $391,465,270)		402,913,709
TOTAL INVESTMENT IN SECURITIES 100%
(Cost $2,421,873,586)	$ 2,777,360,058

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Fidelity Freedom 2040 Fund Financial Statements

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost
$2,421,873,586) — See accom-
panying schedule	$2,777,360,058
Receivable for investments sold	6,453,324
Receivable for fund shares sold	12,132,009
Total assets	2,795,945,391

Liabilities
Payable for investments purchased	$9,027,957
Payable for fund shares redeemed	9,558,726
Total liabilities	18,586,683

Net Assets	$ 2,777,358,708
Net Assets consist of:
Paid in capital	$2,401,308,193
Undistributed net investment income	13,807,507
Accumulated undistributed net real-
ized gain (loss) on investments	6,756,536
Net unrealized appreciation (de-
preciation) on investments	355,486,472
Net Assets, for 320,337,858 shares
outstanding	$ 2,777,358,708
Net Asset Value, offering price and
redemption price per share
($2,777,358,708 ÷
320,337,858 shares)	$8.67

Statement of Operations
Six months ended September 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying
funds		$14,613,915
Interest		1,085
Total income		14,615,000

Expenses
Management fee	$179,587
Independent trustees’ compensation	5,219
Total expenses before reductions	184,806
Expense reductions	(41,240)	143,566

Net investment income (loss)		14,471,434
Realized and Unrealized Gain
(Loss)
Realized gain (loss) on sale of
underlying fund shares	(13,183)
Capital gain distributions from
underlying funds	9,072,773	9,059,590
Change in net unrealized appreci-
ation (depreciation) on underlying
funds		156,587,312
Net gain (loss)		165,646,902
Net increase (decrease) in net as-
sets resulting from operations		$180,118,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 46

Statement of Changes in Net Assets
				Six months ended		Year ended
				September 30, 2005		March 31,
				(Unaudited)		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$ 14,471,434		$23,486,808
Net realized gain (loss)				9,059,590		8,108,740
Change in net unrealized appreciation (depreciation)				156,587,312		73,081,826
Net increase (decrease) in net assets resulting from operations				180,118,336		104,677,374
Distributions to shareholders from net investment income				(1,382,088)		(26,617,323)
Distributions to shareholders from net realized gain				(8,292,748)		(2,646,056)
Total distributions				(9,674,836)		(29,263,379)
Share transactions
Proceeds from sales of shares				770,625,194		1,218,547,274
Reinvestment of distributions				9,662,081		29,218,767
Cost of shares redeemed				(311,473,880)		(480,380,279)
Net increase (decrease) in net assets resulting from share transactions				468,813,395		767,385,762
Total increase (decrease) in net assets				639,256,895		842,799,757

Net Assets
Beginning of period				2,138,101,813		1,295,302,056
End of period (including undistributed net investment income of $13,807,507 and undistributed net investment in-
come of $1,678,127, respectively)				$ 2,777,358,708		$ 2,138,101,813

Other Information
Shares
Sold				92,475,496		154,616,707
Issued in reinvestment of distributions				1,223,047		3,637,109
Redeemed				(37,337,707)		(61,367,293)
Net increase (decrease)				56,360,836		96,886,523

Financial Highlights
	Six months ended
	September 30, 2005	Years ended March 31,
	(Unaudited)	2005	2004	2003	2002	2001F
Selected Per Share Data
Net asset value, beginning of period	$8.10	$7.75	$5.72	$7.41	$7.62	$10.00
Income from Investment Operations
Net investment income (loss)D	05	.11	.11	.08	.09	.07
Net realized and unrealized gain (loss)	56	.38	2.04	(1.69)	(.11)	(2.39)
Total from investment operations	61	.49	2.15	(1.61)	(.02)	(2.32)
Distributions from net investment income	(.01)	(.13)	(.09)	(.07)	(.07)	(.06)
Distributions from net realized gain	(.03)	(.02)	(.03)	(.01)	(.12)	—
Total distributions	(.04)	(.14)H	(.12)	(.08)	(.19)	(.06)
Net asset value, end of period	$8.67	$8.10	$7.75	$5.72	$7.41	$7.62
Total ReturnB,C	7.51%	6.35%	37.75%	(21.79)%	(.40)%	(23.28)%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	02%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of voluntary waivers, if any	01%A	.08%	.08%	.08%	.08%	.08%A
Expenses net of all reductions	01%A	.08%	.08%	.08%	.08%	.08%A
Net investment income (loss)	1.19%A	1.45%	1.55%	1.38%	1.24%	1.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,777,359	$2,138,102	$1,295,302	$482,708	$256,113	$72,621
Portfolio turnover rate	3%A	1%	3%	4%	5%	38%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EAmounts do not include the activity of the underlying funds. FFor the period September 6, 2000 (commencement of operations) to March 31, 2001. GExpense ratios reflect operating expenses of the fund. Expenses before reduc tions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund, but do not include expenses of the investment companies in which the fund invests. HTotal distributions of $.14 per share is comprised of distributions from net investment income of $.125 and distrbutions from net realized gains of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Notes to Financial Statements For the period ended September 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to the short term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Freedom Income	$ 1,995,266,628	$73,007,643	$ (11,449,404)	$ 61,558,239
Freedom 2000	1,536,095,751	63,901,325	(5,794,768)	58,106,557
Freedom 2005	346,020,600	12,907,302	(1,890,966)	11,016,336
Freedom 2010	8,973,610,990	722,968,473	(153,521,819)	569,446,654
Freedom 2015	1,450,770,978	71,044,066	(6,758,071)	64,285,995
Freedom 2020	10,344,401,793	1,273,682,935	(154,998,385)	1,118,684,550
Freedom 2025	1,107,964,465	65,733,358	(4,030,612)	61,702,746
Freedom 2030	6,143,025,321	842,582,540	(147,466,547)	695,115,993
Freedom 2035	593,548,331	38,475,709	(1,709,858)	36,765,851
Freedom 2040	2,422,784,846	363,648,616	(9,073,404)	354,575,212

Semiannual Report

48

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.
	Purchases ($)	Redemptions ($)
Freedom Income	139,467,487	53,407,260
Freedom 2000	59,572,883	65,725,691
Freedom 2005	123,418,263	4,006,052
Freedom 2010	729,119,307	191,431,402
Freedom 2015	548,770,725	168,401
Freedom 2020	1,170,961,157	176,442,666
Freedom 2025	435,661,428	157,066
Freedom 2030	745,814,275	149,130,316
Freedom 2035	247,885,752	252,710
Freedom 2040	517,043,781	34,334,414

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related ser vices. As of May 1, 2005, Strategic Advisers contractually agreed to eliminate the .10% management fee. On May 19, 2005, the Board of Trustees ap proved amendments to the management contracts. Under the amended contracts the funds no longer pay management fees.

Prior to May 19, 2005, the funds paid a monthly management fee to Strategic Advisers. The management fee was computed at an annual rate of .10% of the funds’ average net assets. The management fee was reduced by an amount equal to the fees and expenses paid by the funds to the independent Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and admin istrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all ex penses of each fund, except the compensation of the independent Trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. The funds do not pay any fees for these services. Effective May 19, 2005, FMR no longer received fees for services under the administration agreement.

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued 5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:
	Expense	Reimbursement
	Limitations	from adviser
Freedom Income	08% - .00%*	$36,955
Freedom 2000	08% - .00%*	$29,764
Freedom 2005	08% - .00%*	$4,699
Freedom 2010	08% - .00%*	$165,064
Freedom 2015	08% - .00%*	$18,394
Freedom 2020	08% - .00%*	$188,977
Freedom 2025	08% - .00%*	$13,673
Freedom 2030	08% - .00%*	$111,703
Freedom 2035	08% - .00%*	$7,115
Freedom 2040	08% - .00%*	$41,239
* Expense limitation in effect at period end.

In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s management fee. During the period, these credits reduced management fee by the following amounts:

Freedom Income	$ 1
Freedom 2010	10
Freedom 2020	138
Freedom 2030	1
Freedom 2040	1

6. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund’s net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Freedom 2010	Freedom 2020	Freedom 2030
Fidelity Disciplined Equity	10%	18%	12%
Fidelity Europe Fund	—	17%	13%
Fidelity Government Income Fund	25%	17%	—
Fidelity High Income Fund	—	13%	—
Fidelity Intermediate Bond Fund	12%	—	—
Fidelity Investment Grade Bond Fund	18%	13%	—
Fidelity Japan Fund	—	13%	—

The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Government Income Fund	64%
Fidelity Disciplined Equity Fund	53%
Fidelity Europe Fund	49%
Fidelity Investment Grade Bond Fund	47%
Fidelity Japan Fund	37%
Fidelity High Income Fund	35%
Fidelity Intermediate Bond Fund	29%
Fidelity Small Cap Growth Fund	25%
Fidelity Capital & Income Fund	24%
Fidelity Fund	23%
Fidelity Southeast Asia Fund	23%
Fidelity Mid Cap Stock Fund	21%

Semiannual Report

50

Proxy Voting Results

A special meeting of the funds’ shareholders was held on May 11, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1 To elect a Board of Trustees.A

	# of	% of
	Votes	Votes

Laura B. Cronin
Affirmative	14,239,751,820.01	94.148
Withheld	885,124,580.88	5.852
TOTAL	15,124,876,400.89	100.000

Dennis J. Dirks
Affirmative	14,214,711,536.39	93.982
Withheld	910,164,864.50	6.018
TOTAL	15,124,876,400.89	100.000

Robert M. Gates
Affirmative	14,201,606,421.24	93.896
Withheld	923,269,979.65	6.104
TOTAL	15,124,876,400.89	100.000

George H. Heilmeier
Affirmative	14,204,274,887.85	93.913
Withheld	920,601,513.04	6.087
TOTAL	15,124,876,400.89	100.000

Abigail P. Johnson
Affirmative	14,182,349,317.20	93.768
Withheld	942,527,083.69	6.232
TOTAL	15,124,876,400.89	100.000

Edward C. Johnson 3d
Affirmative	14,170,946,355.46	93.693
Withheld	953,930,045.43	6.307
TOTAL	15,124,876,400.89	100.000

Marie L. Knowles
Affirmative	14,215,316,094.83	93.986
Withheld	909,560,306.06	6.014
TOTAL	15,124,876,400.89	100.000

Ned C. Lautenbach
Affirmative	14,218,303,274.43	94.006
Withheld	906,573,126.46	5.994
TOTAL	15,124,876,400.89	100.000

Marvin L. Mann
Affirmative	14,204,487,663.39	93.915
Withheld	920,388,737.50	6.085
TOTAL	15,124,876,400.89	100.000

William O. McCoy
Affirmative	14,207,936,637.38	93.938
Withheld	916,939,763.51	6.062
TOTAL	15,124,876,400.89	100.000

Robert L. Reynolds
Affirmative	14,217,076,502.23	93.998
Withheld	907,799,898.66	6.002
TOTAL	15,124,876,400.89	100.000

	# of	% of
	Votes	Votes

Cornelia M. Small
Affirmative	14,218,030,163.22	94.004
Withheld	906,846,237.67	5.996
TOTAL	15,124,876,400.89	100.000

William S. Stavropoulos
Affirmative	14,211,272,772.82	93.960
Withheld	913,603,628.07	6.040
TOTAL	15,124,876,400.89	100.000

Kenneth L. Wolfe
Affirmative	14,212,093,506.53	93.965
Withheld	912,782,894.36	6.035
TOTAL	15,124,876,400.89	100.000

PROPOSAL 2

To modify the fundamental investment objective of each of Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Free dom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, and Fidelity Freedom 2040 Fund.

	# of	% of
	Votes	Votes

Fidelity Freedom 2000 Fund
Affirmative	762,872,577.94	89.160
Against	35,664,525.35	4.168
Abstain	55,135,624.10	6.444
Broker Non Votes	1,952,743.28	.228
TOTAL	855,625,470.67	100.000
Fidelity Freedom 2005 Fund
	# of	% of
	Votes	Votes
Affirmative	60,686,984.24	88.274
Against	3,308,477.62	4.813
Abstain	4,742,497.46	6.898
Broker Non Votes	10,311.53	.015
TOTAL	68,748,270.85	100.000
Fidelity Freedom 2010 Fund
	# of	% of
	Votes	Votes
Affirmative	3,746,482,581.07	88.339
Against	172,607,517.50	4.070
Abstain	302,164,790.98	7.125
Broker Non Votes	19,759,438.71	.466
TOTAL	4,241,014,328.26	100.000

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Proxy Voting Results - continued

Fidelity Freedom 2015 Fund
	# of	% of
	Votes	Votes
Affirmative	230,733,655.77	88.417
Against	6,128,244.65	2.348
Abstain	23,780,662.88	9.113
Broker Non Votes	318,389.00	.122
TOTAL	260,960,952.30	100.000
Fidelity Freedom 2020 Fund
	# of	% of
	Votes	Votes
Affirmative	3,957,012,379.56	87.417
Against	190,916,759.67	4.218
Abstain	372,206,370.93	8.222
Broker Non Votes	6,452,566.92	.143
TOTAL	4,526,588,077.08	100.000
Fidelity Freedom 2025 Fund
	# of	% of
	Votes	Votes
Affirmative	143,691,980.90	87.022
Against	3,898,059.01	2.361
Abstain	17,442,537.54	10.563
Broker Non Votes	88,919.35	.054
TOTAL	165,121,496.80	100.000
Fidelity Freedom 2030 Fund
	# of	% of
	Votes	Votes
Affirmative	2,281,367,044.28	86.046
Against	106,268,028.92	4.008
Abstain	259,122,280.24	9.773
Broker Non Votes	4,566,516.60	.173
TOTAL	2,651,323,870.04	100.000
Fidelity Freedom 2035 Fund
	# of	% of
	Votes	Votes
Affirmative	69,273,663.08	84.801
Against	2,419,373.01	2.961
Abstain	9,978,107.35	12.215
Broker Non Votes	18,882.72	.023
TOTAL	81,690,026.16	100.000
Fidelity Freedom 2040 Fund
	# of	% of
	Votes	Votes
Affirmative	769,648,765.52	87.764
Against	33,833,662.76	3.858
Abstain	71,729,530.91	8.179
Broker Non Votes	1,745,541.00	.199
TOTAL	876,957,500.19	100.000

A Denotes trust-wide proposals and voting results.

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52

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and inde pendent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., and the administrator, FMR, (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropri ate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limita tions on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the

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Board Approval of Investment Advisory Contracts and Management Fees - continued

management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. For each of Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund, and Freedom Income Fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Because each of Freedom 2005 Fund, Freedom 2015 Fund, Freedom 2025 Fund, and Freedom 2035 Fund had been in existence less than three calendar years, for each fund the following chart considered by the Board shows, for the one year period ended December 31, 2004, the fund’s return, the return of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Because Freedom 2040 Fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one and three year periods ended December 31, 2004, the fund’s returns, the returns of a proprietary custom index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund. For each fund, the proprietary custom index is an index developed by FMR that represents the performance of the fund’s asset classes according to their respective weightings, (for each fund other than Freedom Income Fund) adjusted on June 30 and December 31 of each calendar year to reflect the increasingly conservative asset allocations.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one and three year periods and the third quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board noted that the fund’s below benchmark performance was due in large part to the total returns of the underlying equity funds.

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54

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one year period and the second quartile for the three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board noted that the fund’s below benchmark performance was due in large part to the total returns of the underlying equity funds.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conser vative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one and five year periods and the second quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board noted that the fund’s below benchmark performance was due in large part to the total returns of the underlying equity funds.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one and five year periods and the second quartile for the three year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board noted that the fund’s below benchmark performance was due in large part to the total returns of the underlying equity funds.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conser vative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one year period. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and three year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group mainly comprises funds that do not follow an asset allocation model that becomes more conservative over time. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board noted that the fund’s below benchmark performance was due in large part to the total returns of the underlying equity funds.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the fourth quartile for the one and three year periods and the third quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because unlike the fund, the peer group comprises funds that generate income primarily from equity investments. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board noted that the fund’s below benchmark performance was due in large part to the total returns of the underlying equity funds.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month (or shorter) periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 29% would mean that 71% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR (under the administration agreement) for non management expenses (including pricing and bookkeeping fees and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Semiannual Report 62

The Board noted that each fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that on May 19, 2005, after the periods shown in the charts above, it had approved an amendment (effective May 19, 2005) to each fund’s management contract that eliminated the management fee that the fund paid to Strategic Advisers. At that time, the Board also had approved an amendment to the administration agreement with respect to each fund that eliminated the administration fee that Strategic Advisers paid to FMR.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees paid by FMR under the administration agreement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

The Board considered that, if each fund’s amended management contract had been in effect (and each fund’s management fee had been eliminated) in 2004, each fund’s total expenses would have been 0 basis points.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board noted Fidelity’s assertion that eliminating the management fee for each fund would significantly reduce Fidelity’s profitability. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After

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Board Approval of Investment Advisory Contracts and Management Fees - continued

considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the fund’s Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, with limited exceptions.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board noted that the elimination of each fund’s manage ment fee would deliver significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

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64

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66

Investment Adviser
Strategic Advisers, Inc.
Boston, MA
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555

(automated phone logo) Automated line for quickest service

FF USAN 1105 1.792160.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005